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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:     October 31, 2013

Date of reporting period:    April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
April 30, 2013
(Unaudited)

For more information or assistance in opening an account,
please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS

June 15, 2013

Dear Shareholder,

Enclosed is the Semi-Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX), the TFS Small Cap Fund (ticker: TFSSX) and the TFS Hedged Futures Fund (ticker: TFSHX) for the period ended April 30, 2013. On behalf of the investment manager, TFS Capital, I would like to thank you for your continued investment.

TFS Capital is pleased to announce that it was chosen as Morningstar’s Alternatives Fund Manager of the Year for the TFS Market Neutral Fund for 2012. This newly created award was established to recognize the performance of investment managers who specialize in strategies outside of the traditional equity and fixed-income categories. According to Morningstar, they considered the managers of 361 alternative funds in choosing the 2012 winner.

Below are the performance updates on each of the mutual funds.

TFS Market Neutral Fund (ticker: TFSMX)

	1-year return	3-year return	5-year return	Since Inception (9/7/2004)
TFS Market Neutral Fund	4.44%	4.31%	4.27%	7.68%
S&P 500® Index	16.89%	12.80%	5.21%	6.37%

Average annual total returns for periods ended April 30, 2013

TFSMX did not produce positive alpha (i.e., the return that cannot be explained by a fund’s market exposure) for the first six months of the current fiscal year. Much of this poor performance can be traced to recent months. For instance, in the month of April 2013, TFSMX was down -2.17% while the S&P 500® Index was up 1.93%. TFS Capital sent a letter by electronic mail to financial intermediaries that are known users of TFSMX which attempts to identify some of the potential causes of this poor performance. If you are interested in receiving a copy of this letter, please contact TFS Capital. In summary, TFS Capital believes that this period of underperformance may have been driven by a “short-squeeze” affecting the portfolio (i.e., a price dislocation that occurs when short positions in thinly traded securities are exited quickly resulting in a rise in price). While TFS Capital believes that the impact from this market action will be temporary and represents a buying opportunity, it is impossible to determine whether prices on certain short positions will improve (i.e., return to pre-short-squeeze levels). It is encouraging that TFSMX has seen strong positive alpha production in June month-to-date.

TFSMX’s performance over longer periods of time compares favorably to the overall U.S. equity market as measured by the S&P 500® Index. From inception through April 30, 2013, TFSMX generated a 7.68% average annual return and had an annualized standard deviation of 8.13%, whereas the S&P 500® Index generated a 6.37% average annual return and had an annualized standard deviation of 21.50%. Therefore, during this time period, TFSMX produced an average annual return that was 1.31 percentage points above that of the S&P 500® Index while subjecting investors to only 37.8% of the S&P 500® Index’s volatility. Based on its trailing 5-year return through April 30, 2013, TFSMX was ranked #2 among 38 funds in the Lipper Equity Market Neutral category.1

The strategies used in managing TFSMX have resulted in its returns having a low correlation to other asset classes since inception. According to Modern Portfolio Theory, portfolios may benefit by combining non-correlated investments. For your reference, below are the TFS Market Neutral Fund’s correlations to several other asset classes since inception. It is notable that TFSMX has observed a rise in correlation to equity indices in recent years, as compared to historical averages.

Index	Correlation Since Inception
S&P 500® Index	0.61
Russell 2000® Index	0.60
MSCI EAFE Index	0.50
Barclays U.S. Aggregate Bond Index	-0.17
Dow Jones REIT ETF Index	0.43
Dow Jones Commodity Futures	0.45

The TFS Market Neutral Fund is currently operating under a policy that limits additional investments (the “Subscription Policy”). Given its investment strategies’ capacity limitations, the Subscription Policy allows the TFS Market Neutral Fund to seek stability in its net assets and maintain control of its growth. To date, the Subscription Policy has been effective in enabling TFSMX to maintain a relatively consistent asset level.

TFS Small Cap Fund (ticker: TFSSX)

	1-year return	3-year return	5-year return	Since Inception (3/7/2006)
TFS Small Cap Fund	20.35%	12.55%	12.89%	10.49%
Russell 2000® Index	17.69%	11.25%	7.27%	5.32%

Average annual total returns for periods ended April 30, 2013

During the 12-month period ended April 30, 2013, TFSSX outperformed its benchmark, the Russell 2000® Index. TFSSX’s returns were heavily impacted by the movement of the U.S. “small-cap” equity sector as evidenced by comparing the return of TFSSX and its benchmark return (i.e., 20.35% versus 17.69%). Given its “long-only” mandate, TFSSX is expected to have a high correlation to U.S. small-cap equity market movements with any performance deviation generally attributable to TFS Capital’s equity selection.

TFSSX also achieved its objective of outperforming the Russell 2000® Index over longer periods of time. In fact, it now has over a 7-year track record and has achieved an average annual return since inception that is 5.17 percentage points higher than that of the Russell 2000® Index. Based on its trailing 5-year return through April 30, 2013, TFSSX was ranked #13 among 561 funds in the Lipper Small Cap Core category.2

TFS Hedged Futures Fund (ticker: TFSHX)

	1-year return	Since Inception (12/29/2011)
TFS Hedged Futures Fund	-0.28%	4.53%
S&P Diversified Trends Indicator	-3.27%	-7.46%
S&P 500® Index	16.89%	21.84%

Average annual total returns for periods ended April 30, 2013

During the 12-month period ended April 30, 2013, TFSHX failed to generate capital appreciation – posting a -0.28% return during the period. However, from inception through April 30, 2013, TFSHX generated a positive average annual return of 4.53%. The performance over both periods compares favorably to the S&P Diversified Trends Indicator, a commonly-used benchmark for managed futures funds. Though the S&P 500® Index is not generally considered an appropriate benchmark for managed futures funds, it is provided above for your reference.

Like the TFS Market Neutral Fund, the TFS Hedged Futures Fund has demonstrated a low correlation to many market indices. This low correlation suggests the addition of the TFS Hedged Futures Fund may improve the risk-adjusted performance of many investment portfolios. The TFS Hedged Futures Fund has had a slightly negative correlation to the S&P Diversified Trends Indicator, which suggests that it may also have a low correlation to other managed futures funds that track this index. The TFS Hedged Futures Fund also has a low correlation to the TFS Market Neutral Fund which suggests that these two investments may complement each other in an investment portfolio seeking non-correlated return streams. For your reference, below are the TFS Hedged Futures Fund’s correlations to several other asset classes including the TFS Market Neutral Fund.

Index	Correlation Since Inception
TFS Market Neutral Fund (ticker: TFSMX)	0.36
S&P Diversified Trends Indicator	-0.08
S&P 500® Index	0.31
Russell 2000® Index	0.34
S&P GSCI Index	0.20
Barclays U.S. Aggregate Bond Index	-0.09

As always, we do not recommend allocating a high percentage of one’s assets to any one investment fund managed by TFS Capital given the risks inherent in each product. Rather, we believe that they are best used as a component of a diversified portfolio of investments. If you have any questions regarding this material, please contact us.

Best regards,

Larry S. Eiben
Chief Operating Officer & Co-Portfolio Manager
TFS Capital LLC

The performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the mutual funds discussed in this report (the “Funds”) will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds charge a 2% redemption penalty on shares invested for less than 90 days. If shares are redeemed within the 90 day period, investment returns would be reduced from those shown above. Fee reductions and/or expense reimbursements by the Adviser have positively impacted the Funds’ performance. Without such reductions and/or reimbursements, performance would have been lower. An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. To obtain a summary prospectus and/or prospectus, which each contain this and other important information, go to www.TFSCapital.com or call (888) 534-2001. Please read the summary prospectus and/or prospectus carefully before investing. The Funds may not be suitable for all investors.

1
In the Lipper Equity Market Neutral category, TFSMX was ranked #2 out of 38 using its 5-year return and #5 out of 47 using its 3-year return. At 4/30/2013, Lipper did not make 1-year rankings available to the public.

2
In the Lipper Small Cap Core category, TFSSX was ranked #13 out of 561 using its 5-year return and #161 out of 634 using its 3-year return. At 4/30/2013, Lipper did not make 1-year rankings available to the public.

Ranking information provided by Lipper for the periods ended April 30, 2013. TFSSX was assigned by Lipper to the Small-Cap Core category. TFSMX was assigned by Lipper to the Equity Market Neutral category. The Funds are ranked based on total return and are ranked within a universe of funds with similar investment objectives. Rankings include the reinvestment of dividends and capital gains but exclude the effect of a fund’s sales load, if applicable. Fund rankings are calculated monthly by Lipper Analytical Services of New York. Lipper Inc. is a nationally recognized organization that ranks the performance of mutual funds.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
April 30, 2013 (Unaudited)

Common Stocks vs.
the Standard & Poor’s 500® Index Net Sector Exposure*

*
The net percentages for TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Common Stocks		Top 10 Short Common Stocks
Security Description	% of Net Assets	Security Description	% of Net Assets
First Solar, Inc.	0.61%	Uni-Pixel, Inc.	0.73%
Lufkin Industries, Inc.	0.61%	Ebix, Inc.	0.57%
Spirit AeroSystems Holdings, Inc. - Class A	0.43%	MannKind Corporation	0.54%
Hanover Insurance Group, Inc. (The)	0.42%	Advanced Micro Devices, Inc.	0.51%
Sanmina Corporation	0.38%	VIVUS, Inc.	0.51%
Exelis, Inc.	0.38%	Solazyme, Inc.	0.47%
Tenneco, Inc.	0.36%	Molycorp, Inc.	0.46%
Steven Madden Ltd.	0.34%	VirnetX Holding Corporation	0.45%
Mercury General Corporation	0.34%	Radian Group, Inc.	0.43%
Gentex Corporation	0.34%	RadioShack Corporation	0.40%

Please note that the Fund may hold securities other than common stocks.

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
April 30, 2013 (Unaudited)

Sector Allocation (% of Net Assets)

Top 10 Common Stocks
Security Description	% of Net Assets
Spirit AeroSystems Holdings, Inc. - Class A	0.68%
AMN Healthcare Services, Inc.	0.58%
LIN TV Corporation - Class A	0.57%
Benchmark Electronics, Inc.	0.55%
Exelis, Inc.	0.55%
AmSurg Corporation	0.54%
Mercury General Corporation	0.52%
Jack in the Box, Inc.	0.51%
Telephone and Data Systems, Inc.	0.51%
Pike Electric Corporation	0.51%

TFS HEDGED FUTURES FUND
PORTFOLIO INFORMATION
April 30, 2013 (Unaudited)

Exposure by Type of Futures Contract
(Value as a % of Net Assets)

Net Exposure by Type of Futures Contract (Net as a % of Net Assets)
Net Commodity Futures Exposure	-0.2%
Net Currency Futures Exposure	0.1%
Net Financial Futures Exposure	-50.9%

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS*
April 30, 2013 (Unaudited)

COMMON STOCKS — 92.6%	Shares	Value
Consumer Discretionary — 14.1%
Ascena Retail Group, Inc. (a) (b)	263,018	$4,865,833
Cablevision Systems Corporation - Class A (b)	336,245	4,996,601
Cooper Tire & Rubber Company (b)	205,058	5,103,894
E.W. Scripps Company (The) - Class A (a)	449,863	6,248,597
Express, Inc. (a) (b)	317,889	5,788,759
Gentex Corporation (b)	283,347	6,375,307
Men's Wearhouse, Inc. (The) (b)	160,141	5,364,723
Shutterfly, Inc. (a) (b)	125,514	5,589,138
Sinclair Broadcast Group, Inc. - Class A (b)	205,629	5,510,857
Steven Madden Ltd. (a) (b)	133,160	6,475,571
Tenneco, Inc. (a) (b)	177,001	6,844,629
Other Consumer Discretionary (c)		201,958,364
		265,122,273
Consumer Staples — 2.3%
Prestige Brands Holdings, Inc. (a) (b)	207,957	5,604,441
Other Consumer Staples (c)		38,261,869
		43,866,310
Energy — 8.6%
Exterran Holdings, Inc. (a) (b)	186,300	4,922,046
Long Run Exploration Ltd. (a) (d)	1	4
Lufkin Industries, Inc.	129,954	11,473,639
Newfield Exploration Company (a)	234,308	5,105,571
Other Energy (c)		140,138,894
		161,640,154
Financials — 16.4%
CNO Financial Group, Inc. (b)	455,644	5,157,890
Endurance Specialty Holdings Ltd. (b)	128,382	6,286,867
Golub Capital BDC, Inc. (b)	282,832	4,986,328
Hanover Insurance Group, Inc. (The) (b)	155,397	7,836,671
Mercury General Corporation (b)	141,378	6,462,388
Och-Ziff Capital Management Group, LLC (b)	541,203	5,552,743
Old Republic International Corporation (b)	429,243	5,794,781
Protective Life Corporation (b)	148,541	5,653,470
Synovus Financial Corporation (b)	2,341,011	6,297,320
Other Financials (c)		254,536,470
		308,564,928
Health Care — 14.4%
Alkermes plc (a) (b)	169,157	5,177,896
AmSurg Corporation (a) (b)	162,006	5,436,921
Cubist Pharmaceuticals, Inc. (a) (b)	111,681	5,128,392
Health Management Associates, Inc. - Class A (a) (b)	470,085	5,401,277
Hill-Rom Holdings, Inc. (b)	151,519	5,162,252
Jazz Pharmaceuticals plc (a) (b)	82,841	4,833,772

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 92.6% (Continued)	Shares	Value
Health Care — 14.4% (Continued)
LifePoint Hospitals, Inc. (a)	104,341	$5,008,368
NuVasive, Inc. (a) (b)	229,161	4,805,506
Techne Corporation (b)	88,586	5,681,906
United Therapeutics Corporation (a) (b)	85,308	5,696,868
WellCare Health Plans, Inc. (a) (b)	92,317	5,383,004
Other Health Care (c)		212,282,658
		269,998,820
Industrials — 13.3%
Astronics Corporation - Class B (a) (d)	1,560	42,276
Avis Budget Group, Inc. (a) (b)	214,583	6,188,574
Babcock & Wilcox Company (The) (b)	178,526	4,855,907
DigitalGlobe, Inc. (a) (b)	198,531	5,795,120
EnergySolutions, Inc. (a) (b)	1,164,405	4,808,993
Exelis, Inc. (b)	632,972	7,070,297
Primoris Services Corporation	272,256	6,000,522
Republic Airways Holdings, Inc. (a) (b)	476,548	5,332,572
Ryder System, Inc. (b)	100,939	5,861,528
Spirit AeroSystems Holdings, Inc. - Class A (a) (b)	402,859	8,053,151
Textainer Group Holdings Ltd. (b)	125,964	4,871,028
Other Industrials (c)		190,629,875
		249,509,843
Information Technology — 15.2%
First Solar, Inc. (a) (b)	247,862	11,540,455
Sanmina Corporation (a) (b)	568,415	7,173,397
TriQuint Semiconductor, Inc. (a) (b)	1,047,435	6,117,020
Other Information Technology (c)		261,015,810
		285,846,682
Materials — 5.6%
Eagle Materials, Inc. (b)	73,508	4,980,167
Other Materials (c)		99,230,144
		104,210,311
Telecommunication Services — 1.4%
Telephone and Data Systems, Inc. (b)	274,741	6,165,188
Other Telecommunication Services (c)		19,011,726
		25,176,914
Utilities — 1.3%
Other Utilities (c)		25,104,249

Total Common Stocks (Cost $1,597,630,448)		$1,739,040,484

PREFERRED STOCKS — 0.0% (e)	Shares	Value
Other Preferred Stocks (Cost $90,221)(c)		$84,780

TFS MARKET NEUTRAL FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

OTHER INVESTMENTS — 4.2%	Shares	Value
Other Investments (Cost $75,813,833) (c)		$77,705,294

CORPORATE BONDS — 0.0% (e)	Par Value	Value
Financials — 0.0% (e)
Other Financials (Cost $0) (c)		$2,805

MONEY MARKET FUNDS — 0.9%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (f)	13,976,855	$13,976,855
UMB Money Market Fiduciary, 0.01% (f)	3,370,158	3,370,158
Total Money Market Funds (Cost $17,347,013)		$17,347,013

Total Investments at Value — 97.7% (Cost $1,690,881,515)		$1,834,180,376

Other Assets in Excess of Liabilities — 2.3%		43,811,403	(g)

Net Assets — 100.0%		$1,877,991,779

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.

(b)	All or a portion of the shares have been committed as collateral for open short positions.

(c)
Represents issuers not identified as either a top 50 holding in terms of value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or not a fair-valued security as of April 30, 2013.

(d)
Security has been valued at fair value in accordance with procedures adopted in good faith by the Board of Trustees. Total value of such securities is $42,280 at April 30, 2013, representing less than 0.1% of net assets (Note 2).

(e)	Percentage rounds to less than 0.1%.

(f)	The rate shown is the 7-day effective yield as of April 30, 2013.

(g)	Includes cash held as margin deposits for open short positions.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2013 (Unaudited)

COMMON STOCKS — 65.7%	Shares	Value
Consumer Discretionary — 10.3%
Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.	101	$1,350
China Automotive Systems, Inc.	93,306	420,810
China XD Plastics Company Ltd.	90,980	363,010
Fuel Systems Solutions, Inc.	20,571	323,171
Gentherm, Inc.	148,690	2,264,549
Goodyear Tire & Rubber Company (The)	349,249	4,363,866
Quantum Fuel Systems Technologies Worldwide, Inc.	666,832	380,094
SORL Auto Parts, Inc.	21,719	62,551
		8,179,401
Automobiles — 0.4%
Kandi Technologies Corporation	136,312	576,600
Tesla Motors, Inc.	84,090	4,540,019
Winnebago Industries, Inc.	76,164	1,395,324
		6,511,943
Distributors — 0.1%
China Metro-Rural Holdings Ltd.	100	120
Pool Corporation	44,823	2,197,223
VOXX International Corporation	856	8,158
		2,205,501
Diversified Consumer Services — 1.2%
American Public Education, Inc.	26,842	900,012
Apollo Group, Inc. - Class A	41,868	769,115
Ascent Capital Group, Inc.	1,813	120,547
Bridgepoint Education, Inc.	40,863	440,503
Bright Horizons Family Solutions, Inc.	56	1,817
ChinaCast Education Corporation	280,803	19,656
Coinstar, Inc.	102,352	5,405,209
Collectors Universe, Inc.	2,754	32,800
Corinthian Colleges, Inc.	807,805	1,615,610
CPI Corporation	4,039	86
Education Management Corporation	109,029	618,195
Grand Canyon Education, Inc.	65,290	1,669,465
ITT Educational Services, Inc.	147,968	2,709,294
K12, Inc.	7,905	201,341
Matthews International Corporation - Class A	13,093	481,953
Regis Corporation	132,759	2,489,231
School Specialty, Inc.	34,783	1,705
Service Corporation International	16,206	273,557
Stewart Enterprises, Inc. - Class A	136,385	1,215,190
StoneMor Partners, L.P.	93,136	2,556,583
Strayer Education, Inc.	22,803	1,079,950

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Diversified Consumer Services — 1.2% (Continued)
Weight Watchers International, Inc.	12,340	$520,378
		23,122,197
Hotels, Restaurants & Leisure — 1.1%
Arcos Dorados Holdings, Inc.	688	9,371
Asia Entertainment & Resources Ltd.	88,972	395,036
Biglari Holdings, Inc.	274	106,115
BJ's Restaurants, Inc.	148,739	5,101,748
Boyd Gaming Corporation	281,673	3,380,076
Brinker International, Inc.	108,023	4,202,095
Buffalo Wild Wings, Inc.	11,149	1,003,326
Choice Hotels International, Inc.	144	5,625
DineEquity, Inc.	50,069	3,566,915
Kona Grill, Inc.	324	3,159
Life Time Fitness, Inc.	279	12,884
MTR Gaming Group, Inc.	287	990
Nathan's Famous, Inc.	1,095	48,892
PokerTek, Inc.	1,884	2,656
Red Lion Hotels Corporation	25,255	164,915
Ruby Tuesday, Inc.	87,622	844,676
Ryman Hospitality Properties, Inc.	19,739	877,596
Star Buffet, Inc.	325	747
Texas Roadhouse, Inc.	1,114	26,179
Universal Travel Group	237,996	47,599
		19,800,600
Household Durables — 1.6%
American Greetings Corporation - Class A	191	3,522
Bassett Furniture Industries, Inc.	1,536	21,550
Beazer Homes USA, Inc.	56,026	905,380
Blyth, Inc.	258,330	4,257,278
Cavco Industries, Inc.	1,725	78,695
Comstock Holding Companies, Inc. - Class A	3,495	9,891
Deer Consumer Products, Inc.	51,567	3,094
Desarrolladora Homex S.A.B de C.V. - ADR	51,462	251,135
Ethan Allen Interiors, Inc.	27,788	813,633
Furniture Brands International, Inc.	1,558	1,714
Garmin Ltd.	5,047	177,049
Hovnanian Enterprises, Inc. - Class A	91,508	498,719
iRobot Corporation	89	2,589
KB Home	246,257	5,550,633
Location Based Technologies, Inc.	103,181	19,088
M/I Homes, Inc.	9,510	233,946
Mad Catz Interactive, Inc.	489,312	200,471
Ryland Group, Inc. (The)	126,606	5,704,866

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Household Durables — 1.6% (Continued)
Skullcandy, Inc.	631,271	$3,244,733
SodaStream International Ltd.	43,497	2,341,878
Tempur-Pedic International, Inc.	60,831	2,950,304
ZAGG, Inc.	329,933	2,233,646
		29,503,814
Internet & Catalog Retail — 0.4%
NutriSystem, Inc.	178,484	1,445,720
Overstock.com, Inc.	152,184	3,165,427
PetMed Express, Inc.	225,437	2,817,963
Vitacost.com, Inc.	8,103	63,041
		7,492,151
Leisure Equipment & Products — 0.5%
Arctic Cat, Inc.	3,214	144,598
Black Diamond, Inc.	126,966	1,244,267
Brunswick Corporation	67,073	2,123,531
Callaway Golf Company	82,684	553,983
Eastman Kodak Company	1,275,620	471,980
JAKKS Pacific, Inc.	14,776	161,206
Nautilus, Inc.	1,305	8,978
Smith & Wesson Holding Corporation	362,553	3,183,215
Sturm Ruger & Company, Inc.	10,875	557,561
		8,449,319
Media — 0.8%
Atrinsic, Inc.	87,591	350
Central European Media Enterprises Ltd.	56,274	208,214
China Yida Holding Company	1,079	4,273
Clear Channel Outdoor Holdings, Inc.	24,057	173,932
Cumulus Media, Inc. - Class A	41,619	132,765
Dex One Corporation	425,979	1,013,830
Dial Global, Inc. (a)	2,195	922
Digital Domain Media Group, Inc.	75,247	1,279
Digital Generation, Inc.	35,925	240,697
DreamWorks Animation SKG, Inc. - Class A	80,130	1,544,906
IMAX Corporation	100	2,553
Lee Enterprises, Inc.	322,902	464,979
Madison Square Garden Company (The) - Class A	52	3,134
Manchester United plc - Class A	17,453	313,805
Martha Stewart Living Omnimedia, Inc. - Class A	1,501	3,707
McClatchy Company (The) - Class A	731,645	1,690,100
Media General, Inc. - Class A	85,726	702,953
Meredith Corporation	20,644	801,400
New York Times Company (The)	354,252	3,138,673
Pandora Media, Inc.	10,104	140,749

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Media — 0.8% (Continued)
Regal Entertainment Group - Class A	65,640	$1,177,582
Scholastic Corporation	49,705	1,364,402
SPAR Group, Inc.	705	1,382
SuperMedia, Inc.	50,146	263,267
Tiger Media, Inc.	1,132	1,313
Valassis Communications, Inc.	73,295	1,878,551
World Wrestling Entertainment, Inc. - Class A	27,827	255,452
		15,525,170
Multiline Retail — 0.4%
Bon-Ton Stores, Inc. (The)	297,796	4,568,191
Fred's, Inc. - Class A	78,585	1,118,264
J. C. Penney Company, Inc.	62,627	1,028,335
Saks, Inc.	95,354	1,101,339
Sears Canada, Inc.	9,011	83,634
Sears Holdings Corporation	2,755	141,442
		8,041,205
Specialty Retail — 2.9%
Aéropostale, Inc.	23,489	344,349
America's Car-Mart, Inc.	4,801	222,142
AutoChina International Ltd.	156	1,724
Barnes & Noble, Inc.	324,414	5,881,626
bebe stores, inc.	176,920	1,001,367
Body Central Corporation	7,340	74,721
Books-A-Million, Inc.	12,867	33,454
Brown Shoe Company, Inc.	6,449	109,053
Buckle, Inc. (The)	38,399	1,864,271
Citi Trends, Inc.	10,782	126,904
Coldwater Creek, Inc.	147,888	527,960
Conn's, Inc.	120,773	5,230,679
Finish Line, Inc. (The)	493	9,559
Francesca's Holdings Corporation	46,452	1,326,669
Group 1 Automotive, Inc.	68,453	4,140,037
Guess?, Inc.	7,968	220,554
Hibbett Sports, Inc.	2,815	154,403
Hot Topic, Inc.	231,557	3,230,220
Jos. A. Bank Clothiers, Inc.	49,085	2,144,033
Lithia Motors, Inc.	1,120	55,462
Lumber Liquidators Holdings, Inc.	16,218	1,329,227
MarineMax, Inc.	565	6,548
Mattress Firm Holding Corporation	49,091	1,881,167
Monro Muffler Brake, Inc.	61,849	2,558,075
Office Depot, Inc.	153,773	593,564
OfficeMax, Inc.	33,368	384,066

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Consumer Discretionary — 10.3% (Continued)
Specialty Retail — 2.9% (Continued)
Orchard Supply Hardware Stores Corporation - Class A	5,013	$9,926
Pep Boys - Manny Moe & Jack (The)	89,919	1,043,060
RadioShack Corporation	2,359,057	7,478,211
Rent-A-Center, Inc.	89,791	3,136,400
rue21, inc.	11,612	370,423
Select Comfort Corporation	44,227	938,497
Sonic Automotive, Inc. - Class A	72,877	1,602,565
Stage Stores, Inc.	162,848	4,509,261
Systemax, Inc.	2,729	24,998
Tile Shop Holdings, Inc. (The)	276	6,845
Trinity Place Holdings, Inc.	160	872
Walking Company Holdings, Inc. (The)	4	37
Zumiez, Inc.	84,737	2,454,831
		55,027,760
Textiles, Apparel & Luxury Goods — 0.5%
American Apparel, Inc.	427,575	825,220
DGSE Companies, Inc.	3,657	18,577
G-III Apparel Group Ltd.	135	5,489
Iconix Brand Group, Inc.	161	4,613
Joe's Jeans, Inc.	100	176
Kingold Jewelry, Inc.	145,407	184,667
Vera Bradley, Inc.	156,150	3,563,343
Wolverine World Wide, Inc.	90,805	4,337,755
		8,939,840
Consumer Staples — 1.9%
Beverages — 0.1%
Boston Beer Company, Inc. - Class A	2,671	452,254
Central European Distribution Corporation	852,814	59,697
Primo Water Corporation	88,606	112,529
Reed's, Inc.	120,489	494,005
		1,118,485
Food & Staples Retailing — 0.4%
Chefs' Warehouse, Inc. (The)	19,345	355,754
Crumbs Bake Shop, Inc.	466	662
Natural Grocers by Vitamin Cottage, Inc.	5,821	145,991
Pizza Inn Holdings, Inc.	2,087	16,571
Roundy's, Inc.	585,107	4,189,366
Spartan Stores, Inc.	520	8,726
SUPERVALU, Inc.	131,628	768,707
Susser Holdings Corporation	11,123	591,410
United Natural Foods, Inc.	15,267	762,434
Weis Markets, Inc.	8,627	360,867
		7,200,488

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Consumer Staples — 1.9% (Continued)
Food Products — 0.7%
AgFeed Industries, Inc.	179,465	$18,126
Amira Nature Foods Ltd.	9,864	75,558
Annie's, Inc.	34,271	1,295,101
Calavo Growers, Inc.	66,189	1,877,120
Cal-Maine Foods, Inc.	220	9,390
China Marine Food Group Ltd.	69,491	55,593
Chiquita Brands International, Inc.	572	4,936
Coffee Holding Company, Inc.	78,247	530,515
Dean Foods Company	44,394	849,701
Diamond Foods, Inc.	258,977	3,905,373
Dole Food Company, Inc.	45,613	490,796
Feihe International, Inc.	27,039	197,926
Fresh Del Monte Produce, Inc.	16,322	414,742
Green Mountain Coffee Roasters, Inc.	3,171	182,015
Hain Celestial Group, Inc. (The)	12,027	784,762
Le Gaga Holdings Ltd.	3,510	11,337
Lifeway Foods, Inc.	697	8,838
Limoneira Company	32	596
SkyPeople Fruit Juice, Inc.	31,586	69,173
Stevia Corporation	4,596	1,289
Tootsie Roll Industries, Inc.	3,360	104,946
Umami Sustainable Seafood, Inc.	756	1,164
WhiteWave Foods Company	142,547	2,410,470
Yuhe International, Inc. (a)	109,183	8,735
Zhongpin, Inc.	495	6,415
		13,314,617
Household Products — 0.0% (b)
Central Garden & Pet Company - Class A	20,643	181,659

Personal Products — 0.5%
China Sky One Medical, Inc.	197,454	29,618
China-Biotics, Inc.	532,897	969,873
Elizabeth Arden, Inc.	2,763	113,145
Herbalife Ltd.	40,559	1,610,598
LifeVantage Corporation	400,194	912,442
Medifast, Inc.	33,149	868,504
Nu Skin Enterprises, Inc.	22,536	1,143,251
Synutra International, Inc.	96,374	465,486
USANA Health Sciences, Inc.	74,883	4,224,899
		10,337,816
Tobacco — 0.2%
Alliance One International, Inc.	255,821	959,329
Star Scientific, Inc.	1,655,659	2,053,017
		3,012,346

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Energy — 5.4%
Energy Equipment & Services — 0.7%
C&J Energy Services, Inc.	16,826	$332,987
Cal Dive International, Inc.	896,283	1,496,793
Compressco Partners, L.P.	33	782
Geokinetics, Inc.	1,664	17
Gulfmark Offshore, Inc. - Class A	10,698	445,251
Heckmann Corporation	1,686,209	6,222,111
Helix Energy Solutions Group, Inc.	123,923	2,855,186
Mitcham Industries, Inc.	1,444	21,443
Newpark Resources, Inc.	4,235	44,467
Poseidon Concepts Corporation	5,042	61
Recon Technology Ltd.	900	1,872
RigNet, Inc.	24	581
RPC, Inc.	42,434	561,826
SulphCo, Inc.	486,090	389
Tesco Corporation	3,417	41,687
Tidewater, Inc.	3,524	184,834
Transocean Ltd.	4,161	214,167
USA Compression Partners, L.P.	9,744	209,496
Vantage Drilling Company	406,367	686,760
		13,320,710
Oil, Gas & Consumable Fuels — 4.7%
Alon USA Partners, L.P.	180	4,464
Amyris, Inc.	43,859	119,296
Apco Oil and Gas International, Inc.	2,414	24,406
Approach Resources, Inc.	24,362	577,867
Arch Coal, Inc.	199,556	967,847
ATP Oil & Gas Corporation	376,995	52,742
Berry Petroleum Company - Class A	5,001	239,598
Bill Barrett Corporation	111,667	2,217,707
BioFuel Energy Corporation	112,894	487,138
Blue Dolphin Energy Company	41,521	253,278
BMB Munai, Inc.	5,958	120
BPZ Resources, Inc.	1,147,068	2,454,725
CAMAC Energy, Inc.	237,884	128,457
Chesapeake Granite Wash Trust	32,330	524,069
China Integrated Energy, Inc.	485,749	131,152
Clayton Williams Energy, Inc.	4	154
Clean Energy Fuels Corporation	188,834	2,490,720
Cloud Peak Energy, Inc.	173,969	3,399,354
Contango Oil & Gas Company	5,387	202,659
Cubic Energy, Inc.	8,104	2,593
CVR Energy, Inc.	13,237	652,187
CVR Refining, L.P.	109,796	3,499,199

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Energy — 5.4% (Continued)
Oil, Gas & Consumable Fuels — 4.7% (Continued)
Dominion Resources Black Warrior Trust	1,352	$6,774
Emerald Oil, Inc.	94,383	606,883
Enbridge Energy Management, LLC	66,091	1,963,564
Endeavour International Corporation	342,498	938,445
EQT Midstream Partners, L.P.	915	42,364
EXCO Resources, Inc.	73,706	535,106
Frontline Ltd.	344,368	626,750
FX Energy, Inc.	2,855	10,963
GeoGlobal Resources, Inc.	321,275	6,586
Global Partners, L.P.	306	10,924
GMX Resources, Inc.	74,803	12,342
GreenHunter Energy, Inc.	36,697	41,835
Harvest Natural Resources, Inc.	101,087	331,565
Houston American Energy Corporation	39,340	7,510
Hugoton Royalty Trust	211	1,914
Hyperdynamics Corporation	890,631	492,964
Inergy Midstream, L.P.	3,001	76,195
InterOil Corporation	43,436	3,436,656
Isramco, Inc.	1,462	133,554
Ivanhoe Energy, Inc.	4,600	5,934
James River Coal Company	3,010,993	4,968,138
Kinder Morgan Management, LLC	11,016	972,388
KiOR, Inc. - Class A	535,458	2,607,680
Knightsbridge Tankers Ltd.	75,571	517,661
L & L Energy, Inc.	256,202	991,502
Linn Energy, LLC	28,137	1,086,370
LinnCo, LLC	60,162	2,570,722
Lucas Energy, Inc.	356,471	459,848
Magnum Hunter Resources Corporation	477,375	1,298,460
McMoRan Exploration Company	63,895	1,057,462
Mexco Energy Corporation	215	1,210
Miller Energy Resources, Inc.	343,668	1,305,938
New Concept Energy, Inc.	12,245	12,735
NGL Energy Partners, L.P.	24,615	722,943
Niska Gas Storage Partners, LLC	2,346	35,706
Nordic American Tankers Ltd.	207,611	1,849,814
Northern Oil & Gas, Inc.	137,298	1,769,771
Overseas Shipholding Group, Inc.	804,229	2,670,040
Oxford Resource Partners, L.P.	177,073	571,946
Pacific Ethanol, Inc.	1,772,585	478,598
Patriot Coal Corporation	447,191	41,544
PBF Energy, Inc.	5,488	167,110
PDC Energy, Inc.	16,345	707,738

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Energy — 5.4% (Continued)
Oil, Gas & Consumable Fuels — 4.7% (Continued)
Pengrowth Energy Corporation	602	$3,046
PetroBakken Energy Ltd.	767	6,527
Pyramid Oil Company	35,326	142,364
Resolute Energy Corporation	118,114	1,089,011
REX American Resources Corporation	181	3,383
Rex Energy Corporation	85,439	1,373,005
Rhino Resource Partners, L.P.	32,825	478,588
Royale Energy, Inc.	232,388	571,674
San Juan Basin Royalty Trust	293,698	4,537,634
Sanchez Energy Corporation	69,575	1,260,003
SandRidge Energy, Inc.	533,812	2,743,794
Sino Clean Energy, Inc.	214,504	42,901
Solazyme, Inc.	961,373	8,748,494
StealthGas, Inc.	611	6,318
Susser Petroleum Partners, L.P.	8,240	254,698
Teekay Tankers Ltd. - Class A	963,909	2,438,690
Tri-Valley Corporation	568,872	1,422
Ultra Petroleum Corporation	31,171	667,059
Uranerz Energy Corporation	403,486	411,556
Uranium Energy Corporation	1,128,671	1,749,440
Uranium Resources, Inc.	211,338	426,903
USEC, Inc.	932,571	298,423
Verenium Corporation	100,530	231,219
W&T Offshore, Inc.	150,879	1,762,267
Whiting USA Trust I	607,449	3,924,121
Whiting USA Trust II	500	7,080
ZaZa Energy Corporation	100	127
Zion Oil & Gas, Inc.	298,883	385,559
		88,149,190
Financials — 9.5%
Capital Markets — 1.6%
AllianceBernstein Holding, L.P.	1,030	24,401
Apollo Investment Corporation	2,303	20,289
Calamos Asset Management, Inc.	10,595	120,253
CorEnergy Infrastructure Trust, Inc.	30	230
E*TRADE Financial Corporation	423,330	4,356,066
Fidus Investment Corporation	156,011	2,933,007
Financial Engines, Inc.	95,763	3,482,900
FXCM, Inc.	51,773	701,524
Gladstone Investment Corporation	297,759	2,215,327
Hercules Technology Growth Capital, Inc.	36,366	483,668
Horizon Technology Finance Corporation	122	1,792
INTL FCStone, Inc.	43,417	743,299

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Financials — 9.5% (Continued)
Capital Markets — 1.6% (Continued)
Investment Technology Group, Inc.	269	$2,929
Investors Capital Holdings Ltd.	131	508
Janus Capital Group, Inc.	18,562	165,573
KCAP Financial, Inc.	102,781	1,112,090
Knight Capital Group, Inc.	642,674	2,275,066
Main Street Capital Corporation	6,374	191,603
Medley Capital Corporation	4,828	75,220
MF Global Holdings Ltd.	489,633	12,975
NGP Capital Resources Company	169,125	1,126,373
Oppenheimer Holdings, Inc.	435	8,048
PennantPark Floating Rate Capital Ltd.	3,393	48,045
Penson Worldwide, Inc.	261,155	992
Piper Jaffray Companies, Inc.	70,120	2,367,251
Rand Capital Corporation	751	2,231
Safeguard Scientifics, Inc.	81,546	1,316,152
SEI Investments Company	2	57
Solar Capital Ltd.	42,021	1,005,563
Stifel Financial Corporation	123,717	3,986,162
TICC Capital Corporation	37,564	382,026
Triangle Capital Corporation	38,200	1,068,454
		30,230,074
Commercial Banks — 4.0%
Ameris Bancorp	81,817	1,134,802
Arrow Financial Corporation	4,431	107,186
Auburn National Bancorporation, Inc.	221	4,906
BancFirst Corporation	174	7,280
BancorpSouth, Inc.	8,902	142,432
Bank of the Ozarks, Inc.	98,517	4,032,301
Banner Corporation	3,118	101,865
BBCN Bancorp, Inc.	60,576	780,219
BNC Bancorp	1,127	11,439
Boston Private Financial Holdings, Inc.	58,096	560,045
Britton & Koontz Capital Corporation	9	99
Bryn Mawr Bank Corporation	2,555	59,353
C&F Financial Corporation	575	23,115
Capital City Bank Group, Inc.	34,488	431,100
Capitol Bancorp Ltd.	40,199	3,015
Cascade Bancorp	27,027	161,351
Cathay General Bancorp	399	7,864
CenterState Banks, Inc.	44	366
Citizens Holding Company	737	14,519
City Bank	13,826	1,383
City Holding Company	85,787	3,275,348

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Financials — 9.5% (Continued)
Commercial Banks — 4.0% (Continued)
CoBiz Financial, Inc.	2,715	$23,240
Columbia Banking System, Inc.	85,912	1,844,531
Commerce Bancshares, Inc.	16,181	649,020
Community Bank System, Inc.	107,143	3,068,576
Community Trust Bancorp, Inc.	7,963	275,679
Dearborn Bancorp, Inc.	920	20
Fauquier Bankshares, Inc.	228	2,741
First BanCorporation (Puerto Rico)	333,320	1,969,921
First Busey Corporation	237,878	1,022,875
First Commonwealth Financial Corporation	121,959	872,007
First Community Bancshares, Inc.	23,567	365,524
First Financial Bancorporation	9,806	150,718
First Financial Bankshares, Inc.	95,180	4,702,844
First of Long Island Corporation (The)	111	3,353
FirstMerit Corporation	25,582	438,220
FNB Corporation	91,666	1,044,076
FNB United Corporation	14,471	108,532
Frontier Financial Corporation	10,459	209
Glacier Bancorp, Inc.	116,550	2,150,348
Glen Burnie Bancorp	56	669
Hampton Roads Bankshares, Inc.	111,129	142,245
Heartland Financial USA, Inc.	842	21,395
Heritage Financial Corporation	41	572
IBERIABANK Corporation	142	6,478
Independent Bank Corporation (Massachusetts)	91,935	2,853,662
Independent Bank Corporation (Michigan)	90,099	637,000
International Bancshares Corporation	1,528	29,643
Jeffersonville Bancorp	10	110
Lakeland Bancorp, Inc.	75,734	724,017
Macatawa Bank Corporation	48,336	270,682
Mercantile Bancorp, Inc.	867	182
Mercantile Bank Corporation	2,409	40,254
National Bankshares, Inc.	6,377	208,847
National Penn Bancshares, Inc.	75,061	734,847
Oak Valley Bancorp	147	1,166
OFG Bancorp	180,868	2,906,549
Old Second Bancorp, Inc.	53,319	245,267
OmniAmerican Bancorp, Inc.	100	2,490
PAB Bankshares, Inc.	4,809	15
PacWest Bancorp	60,283	1,671,648
Park National Corporation	47,983	3,281,078
Park Sterling Corporation	1,196	6,853
Patriot National Bancorp	638	944

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Financials — 9.5% (Continued)
Commercial Banks — 4.0% (Continued)
Pinnacle Financial Partners, Inc.	112,729	$2,735,933
Popular, Inc.	145,259	4,138,429
Princeton National Bancorp, Inc.	600	7
Prosperity Bancshares, Inc.	27,804	1,277,316
Renasant Corporation	76,837	1,753,420
Republic Bancorp, Inc. - Class A	62,705	1,392,051
S&T Bancorp, Inc.	22,211	419,122
S.Y. Bancorp, Inc.	3,824	87,799
Seacoast Banking Corporation of Florida	832	1,780
Security Bank Corporation	32,973	—
Simmons First National Corporation - Class A	39,467	967,731
Southside Bancshares, Inc.	160,135	3,423,686
Southwest Bancorp, Inc.	11,695	154,608
State Bank Financial Corporation	32,113	472,382
StellarOne Corporation	6,251	93,702
Sterling Financial Corporation	1,832	39,938
Taylor Capital Group, Inc.	58,427	855,956
TCF Financial Corporation	30,413	442,509
Texas Capital Bancshares, Inc.	92,285	3,844,593
Tompkins Financial Corporation	650	27,170
TowneBank	67,383	964,251
Trustmark Corporation	50	1,228
Umpqua Holdings Corporation	56,708	680,496
United Bankshares, Inc.	98,142	2,483,974
United Security Bancshares	1,807	7,426
Valley National Bancorp	125,290	1,126,357
Westamerica Bancorporation	56,377	2,446,198
Westbury Bancorp, Inc.	1,667	22,004
Western Alliance Bancorporation	5,248	77,198
Wintrust Financial Corporation	22,772	816,604
		74,092,903
Consumer Finance — 0.3%
Atlanticus Holdings Corporation	109,936	406,763
Encore Capital Group, Inc.	83,384	2,375,610
Green Dot Corporation - Class A	131,110	2,059,738
NetSpend Holdings, Inc.	2,431	38,799
World Acceptance Corporation	9,908	880,425
		5,761,335
Diversified Financial Services — 0.1%
Capital Southwest Corporation	36	4,237
Consumer Portfolio Services, Inc.	228	2,102
DJSP Enterprises, Inc.	15,586	1,733
KKR Financial Holdings, LLC	12,531	133,956

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Financials — 9.5% (Continued)
Diversified Financial Services — 0.1% (Continued)
Life Partners Holdings, Inc.	163,156	$543,310
Primus Guaranty Ltd.	1,849	18,952
		704,290
Insurance — 1.0%
Allied World Assurance Company Holdings Ltd.	16,040	1,456,592
Ambac Financial Group, Inc.	19,556	61
American Equity Investment Life Holding Company	310,463	4,731,456
American Financial Group, Inc.	3,179	153,450
CNA Financial Corporation	17,235	580,992
eHealth, Inc.	114,741	2,402,676
Gerova Financial Group Ltd.	9,506	—
Homeowners Choice, Inc.	35,008	929,112
Kingsway Financial Services, Inc.	608	2,250
MBIA, Inc.	20,644	195,292
Montpelier Re Holdings Ltd.	64,762	1,668,269
National Financial Partners Corporation	4,802	121,683
National Western Life Insurance Company	130	23,741
Phoenix Companies, Inc. (The)	16,634	484,216
Primerica, Inc.	106,621	3,620,849
StanCorp Financial Group, Inc.	41,200	1,779,016
Tower Group International Ltd.	19,621	371,229
Universal Insurance Holdings, Inc.	65	389
		18,521,273
Real Estate Investment Trusts (REIT) — 1.2%
Acadia Realty Trust	693	19,785
Arbor Realty Trust, Inc.	103,034	795,422
Ares Commercial Real Estate Corporation	4,225	71,107
Ashford Hospitality Trust, Inc.	77,317	995,843
Colonial Properties Trust	30,257	702,265
CubeSmart	41,908	736,324
CYS Investments, Inc.	18,312	227,618
DuPont Fabros Technology, Inc.	49,015	1,232,237
Extra Space Storage, Inc.	1	44
First Industrial Realty Trust, Inc.	100	1,794
Franklin Street Properties Corporation	28,853	440,585
Geo Group, Inc. (The)	5,736	214,813
Getty Realty Corporation	99,531	2,130,959
Gladstone Commercial Corporation	54,413	1,041,465
Glimcher Realty Trust	13,020	163,271
Home Properties, Inc.	2,383	153,608
Investors Real Estate Trust	3,324	32,343
iStar Financial, Inc.	280,201	3,272,748
JAVELIN Mortgage Investment Corporation	9,868	198,742

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Financials — 9.5% (Continued)
Real Estate Investment Trusts (REIT) — 1.2% (Continued)
Liberty Property Trust	14,187	$609,899
New York Mortgage Trust, Inc.	444,001	3,170,167
NorthStar Realty Finance Corporation	7,074	70,528
Omega Healthcare Investors, Inc.	2,068	67,975
Parkway Properties, Inc.	5,652	103,036
Pennsylvania Real Estate Investment Trust	17,564	364,102
Ramco-Gershenson Properties Trust	19,105	333,764
Redwood Trust, Inc.	13,028	297,299
Retail Opportunity Investments Corporation	1,567	23,207
Rouse Properties, Inc.	91,435	1,732,693
Sabra Health Care REIT, Inc.	551	16,431
Silver Bay Realty Trust Corporation	34,752	663,068
STAG Industrial, Inc.	381	8,397
Sun Communities, Inc.	43,884	2,244,667
Terreno Realty Corporation	6	113
Walter Investment Management Corporation	2,877	96,552
Western Asset Mortgage Capital Corporation	14,563	326,211
Winthrop Realty Trust	46,209	587,316
		23,146,398
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.	21,059	464,983
China HGS Real Estate, Inc.	100	1,090
China Housing & Land Development, Inc.	143,405	255,261
Gazit-Globe Ltd.	1,949	25,824
Mays (J.W.), Inc.	144	3,204
Novation Companies, Inc.	628	302
St. Joe Company (The)	74,934	1,466,458
		2,217,122
Thrifts & Mortgage Finance — 1.2%
America First Tax Exempt Investors, L.P.	9,810	70,142
Anchor BanCorp Wisconsin, Inc.	35,400	22,302
Astoria Financial Corporation	134,159	1,286,585
BBX Capital Corporation - Class A	98,985	1,187,820
Beneficial Mutual Bancorp, Inc.	30,090	257,270
BofI Holding, Inc.	41,350	1,686,253
Federal Agricultural Mortgage Corporation - Class C	10,180	323,520
Federal National Mortgage Association	589,647	487,638
First Federal Bancshares of Arkansas, Inc.	6,056	58,683
First Pactrust Bancorp, Inc.	774	8,793
Flushing Financial Corporation	4,373	66,382
Impac Mortgage Holdings, Inc.	54,588	566,623
Malvern Bancorp, Inc.	499	5,793
MGIC Investment Corporation	890,012	4,806,065

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Financials — 9.5% (Continued)
Thrifts & Mortgage Finance — 1.2% (Continued)
NASB Financial, Inc.	3,726	$84,953
Northwest Bancshares, Inc.	140,937	1,726,478
PMI Group, Inc. (The)	7	—
Provident Financial Holdings, Inc.	11,476	185,911
Radian Group, Inc.	669,823	8,004,385
Security National Financial Corporation - Class A	120,684	957,024
Territorial Bancorp, Inc.	55	1,286
Triad Guaranty, Inc. (a)	9,250	740
TrustCo Bank Corporation	264,501	1,417,725
Westfield Financial, Inc.	395	2,974
		23,215,345
Health Care — 11.6%
Biotechnology — 6.6%
Aastrom Biosciences, Inc.	435,907	261,108
ACADIA Pharmaceuticals, Inc.	163,534	2,107,953
Achillion Pharmaceuticals, Inc.	197,438	1,488,682
Advaxis, Inc.	97,154	6,461
Aegerion Pharmaceuticals, Inc.	135,199	5,683,766
AEterna Zentaris, Inc.	63,638	116,458
Alnylam Pharmaceuticals, Inc.	178,863	4,283,769
Amarin Corporation plc - ADR	624,154	4,624,981
Anthera Pharmaceuticals, Inc.	865,094	475,888
ARCA Biopharma, Inc.	2,683	6,386
Arena Pharmaceuticals, Inc.	644,454	5,310,301
Arrowhead Research Corporation	31,565	65,024
AVEO Pharmaceuticals, Inc.	321,389	1,642,298
BioTime, Inc.	360,977	1,306,737
Cardium Therapeutics, Inc.	106,459	10,007
Celldex Therapeutics, Inc.	36,321	473,989
CEL-SCI Corporation	841,126	227,104
Celsion Corporation	1,629,821	1,362,530
China Biologic Products, Inc.	276	7,021
Cleveland BioLabs, Inc.	278,801	493,478
Curis, Inc.	228	855
Cyclacel Pharmaceuticals, Inc.	83,375	384,359
Cytokinetics, Inc.	388,197	496,892
Cytori Therapeutics, Inc.	636,479	1,788,506
CytRx Corporation	207,818	559,030
DARA BioSciences, Inc.	571,455	444,935
Dendreon Corporation	1,300,007	6,123,033
Discovery Laboratories, Inc.	601	1,016
EpiCept Corporation (a)	103,927	6,236
Exact Sciences Corporation	61,419	573,653

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Health Care — 11.6% (Continued)
Biotechnology — 6.6% (Continued)
Exelixis, Inc.	826,583	$4,289,966
Galectin Therapeutics, Inc.	12,343	57,765
Galena Biopharma, Inc.	2,246,496	6,447,444
Genomic Health, Inc.	22,944	696,580
GTx, Inc.	10,442	48,242
Horizon Pharma, Inc.	185,319	444,766
iBio, Inc.	184,883	79,537
ImmunoCellular Therapeutics Ltd.	239,567	603,709
ImmunoGen, Inc.	6,007	96,232
Immunomedics, Inc.	451,382	1,155,538
Incyte Corporation	15,030	332,914
Infinity Pharmaceuticals, Inc.	108,396	4,670,784
Insmed, Inc.	131,102	1,200,894
InterMune, Inc.	380,050	3,545,866
Introgen Therapeutics, Inc.	45,612	46
Ironwood Pharmaceuticals, Inc.	193,314	2,940,306
IsoRay, Inc.	279,361	139,680
Keryx Biopharmaceuticals, Inc.	720,186	5,869,516
Lexicon Pharmaceuticals, Inc.	19	38
MannKind Corporation	2,590,271	10,231,570
Marina Biotech, Inc.	246,062	55,364
Mast Therapeutics, Inc.	760,949	510,292
Medgenics, Inc.	78,680	315,507
MediciNova, Inc.	102,132	321,716
Medivation, Inc.	4,650	245,101
MEI Pharma, Inc.	47,057	419,748
Metabolix, Inc.	319,501	555,932
Momenta Pharmaceuticals, Inc.	78,721	969,843
Myrexis, Inc.	891	77
Myriad Genetics, Inc.	17,097	476,151
NeoStem, Inc.	819,672	409,836
Neuralstem, Inc.	315,545	375,499
NeurogesX, Inc.	134,170	1,852
NewLink Genetics Corporation	24,289	338,589
Nymox Pharmaceutical Corporation	107,768	555,005
Omeros Corporation	30,647	123,507
OncoGenex Pharmaceuticals, Inc.	54	547
Oncolytics Biotech, Inc.	471,040	1,436,672
Oncothyreon, Inc.	8,432	21,164
Opexa Therapeutics, Inc.	108,570	183,483
OPKO Health, Inc.	581,160	3,870,526
Orexigen Therapeutics, Inc.	550,345	3,346,098
Organovo Holdings, Inc.	5,988	26,347

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Health Care — 11.6% (Continued)
Biotechnology — 6.6% (Continued)
Osiris Therapeutics, Inc.	224,913	$2,523,524
OXiGENE, Inc.	22,997	81,409
Oxygen Biotherapeutics, Inc.	17,295	4,322
Peregrine Pharmaceuticals, Inc.	722,436	1,004,186
PharmAthene, Inc.	548,291	866,300
Pluristem Therapeutics, Inc.	213,725	679,645
PROLOR Biotech, Inc.	41,286	257,625
Protalix BioTherapeutics, Inc.	76,914	436,102
Raptor Pharmaceutical Corporation	400,622	2,764,292
Repligen Corporation	890	7,974
Rexahn Pharmaceuticals, Inc.	387,738	124,076
Rosetta Genomics Ltd.	156,250	518,750
RXi Pharmaceuticals Corporation	7,093	1,490
Sangamo Biosciences, Inc.	87,952	895,351
Sarepta Therapeutics, Inc.	81,067	2,354,186
Savient Pharmaceuticals, Inc.	1,339,188	999,436
SIGA Technologies, Inc.	222,093	732,907
Sinovac Biotech Ltd.	15,818	56,312
Spectrum Pharmaceuticals, Inc.	482,396	3,574,554
StemCells, Inc.	309,241	522,617
Sunesis Pharmaceuticals, Inc.	412,072	2,319,965
Synta Pharmaceuticals Corporation	419,823	4,303,186
Synthetic Biologics, Inc.	49,908	72,866
Targacept, Inc.	40,283	185,705
Tengion, Inc. (a)	812	601
Theravance, Inc.	2,499	84,341
Titan Pharmaceuticals, Inc.	9,900	16,434
TrovaGene, Inc.	12,689	75,119
Venaxis, Inc.	31,268	56,908
ZIOPHARM Oncology, Inc.	62,568	105,114
		123,368,002
Health Care Equipment & Supplies — 1.6%
Abiomed, Inc.	198,022	3,657,466
Accuray, Inc.	579,564	2,550,082
Align Technology, Inc.	5,034	166,726
Antares Pharma, Inc.	216,624	821,005
Atossa Genetics, Inc.	7,689	51,362
Bacterin International Holdings, Inc.	294,288	260,710
BIOLASE, Inc.	494,497	2,620,834
BSD Medical Corporation	961,893	1,115,796
Cerus Corporation	561	2,985
Conceptus, Inc.	16	496
CryoPort, Inc.	4,338	2,061

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Health Care — 11.6% (Continued)
Health Care Equipment & Supplies — 1.6% (Continued)
Cyberonics, Inc.	3,342	$145,110
D. Medical Industries Ltd.	2,300	363
Dehaier Medical Systems Ltd.	2,070	3,933
Delcath Systems, Inc.	229,652	191,070
Derma Sciences, Inc.	1,014	12,259
Exactech, Inc.	17	314
Fonar Corporation	86,659	609,213
GenMark Diagnostics, Inc.	119,583	1,859,516
Globus Medical, Inc.	2,230	33,941
Hansen Medical, Inc.	282,443	553,588
HeartWare International, Inc.	1,724	167,573
ICU Medical, Inc.	3,173	191,173
Insulet Corporation	133,253	3,363,306
Integra LifeSciences Holdings Corporation	36,706	1,285,811
Intuitive Surgical, Inc.	1	492
InVivo Therapeutics Holdings Corporation	25,140	77,934
Kips Bay Medical, Inc.	5,485	7,679
MELA Sciences, Inc.	542,348	667,088
Meridian Bioscience, Inc.	159,948	3,245,345
Navidea Biopharmaceuticals, Inc.	1,310,254	3,210,122
Neogen Corporation	5,032	255,777
Quidel Corporation	18,076	403,456
STAAR Surgical Company	23,698	165,412
Stereotaxis, Inc.	30,949	54,780
Synergetics USA, Inc.	19,594	57,802
TearLab Corporation	164,148	1,227,827
Unilife Corporation	209,526	414,861
Uroplasty, Inc.	20,189	50,472
Volcano Corporation	7,873	159,743
Wright Medical Group, Inc.	24,890	583,422
ZELTIQ Aesthetics, Inc.	10,237	44,838
		30,293,743
Health Care Providers & Services — 0.6%
Acadia Healthcare Company, Inc.	6,861	216,465
Accretive Health, Inc.	123,649	1,303,260
Addus HomeCare Corporation	8,526	100,948
Air Methods Corporation	22,138	810,029
Amedisys, Inc.	27,417	275,267
Bio-Reference Laboratories, Inc.	111,400	2,840,700
Chemed Corporation	21,080	1,720,550
China Cord Blood Corporation	4,236	12,242
ExamWorks Group, Inc.	18,874	341,619
FAB Universal Corporation	77,352	342,669

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Health Care — 11.6% (Continued)
Health Care Providers & Services — 0.6% (Continued)
IPC The Hospitalist Company, Inc.	46,357	$2,114,806
Landauer, Inc.	4,023	224,765
Medical Marijuana, Inc.	277,197	52,113
Owens & Minor, Inc.	294	9,576
PharMerica Corporation	2,111	27,211
		10,392,220
Health Care Technology — 0.0% (b)
CareView Communications, Inc.	2,133	1,173
HealthStream, Inc.	26	597
MGT Capital Investment, Inc.	2,763	10,361
Quality Systems, Inc.	54,080	966,410
		978,541
Life Sciences Tools & Services — 0.4%
Accelerate Diagnostics, Inc.	1,408	8,899
Affymetrix, Inc.	610,928	2,223,778
Apricus Biosciences, Inc.	209,716	564,136
Bioanalytical Systems, Inc.	4,706	6,941
BioDelivery Sciences International, Inc.	147,213	836,170
CombiMatrix Corporation	134,322	456,695
Furiex Pharmaceuticals, Inc.	170	5,771
Genetic Technologies Ltd.	71,618	169,018
Luminex Corporation	39,685	659,962
NeoGenomics, Inc.	5,712	21,363
PURE Bioscience, Inc.	68,457	35,598
Sequenom, Inc.	750,678	2,830,056
		7,818,387
Pharmaceuticals — 2.4%
Acura Pharmaceuticals, Inc.	183,943	450,660
Akorn, Inc.	136,754	2,058,148
Alexza Pharmaceuticals, Inc.	501,788	2,152,670
Alimera Sciences, Inc.	212	619
Ampio Pharmaceuticals, Inc.	248,726	1,253,579
Aoxing Pharmaceutical Company, Inc.	10,556	2,533
AVANIR Pharmaceuticals, Inc. - Class A	730,780	2,331,188
Biodel, Inc.	81,511	245,348
BioSante Pharmaceuticals, Inc.	403,013	455,405
Cadence Pharmaceuticals, Inc.	1,168	8,269
Echo Therapeutics, Inc.	251	151
Emisphere Technologies, Inc.	8,547	1,624
Hi-Tech Pharmacal Company, Inc.	5,342	176,607
IntelliPharmaCeutics International, Inc.	18,930	40,132
K-V Pharmaceutical Company - Class A	507,105	48,682
Lannett Company, Inc.	843	9,787

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Health Care — 11.6% (Continued)
Pharmaceuticals — 2.4% (Continued)
NuPathe, Inc.	195,608	$655,287
Oculus Innovative Sciences, Inc.	1,768	9,334
Optimer Pharmaceuticals, Inc.	185,862	2,869,709
Pacira Pharmaceuticals, Inc.	249,082	7,190,997
Pernix Therapeutics Holdings, Inc.	32,682	124,845
Provectus Pharmaceuticals, Inc.	4,588	3,120
Repros Therapeutics, Inc.	311,441	6,334,710
Salix Pharmaceuticals Ltd.	85,026	4,446,010
Santarus, Inc.	65,218	1,198,055
Skystar Bio-Pharmaceutical Company Ltd.	2,610	3,811
Transcept Pharmaceuticals, Inc.	8,595	34,036
ViroPharma, Inc.	140,850	3,838,162
VIVUS, Inc.	714,041	9,489,605
		45,433,083
Industrials — 7.2%
Aerospace & Defense — 0.7%
American Science & Engineering, Inc.	24	1,548
Arotech Corporation	277	294
Ascent Solar Technologies, Inc.	624,208	399,493
Cubic Corporation	7,720	331,728
Elbit Systems Ltd.	24	1,001
Engility Holdings, Inc.	91,020	2,180,839
GenCorp, Inc.	279,060	3,647,314
KEYW Holding Corporation (The)	186,640	2,536,438
Kratos Defense & Security Solutions, Inc.	94,776	482,410
National Presto Industries, Inc.	36,215	2,716,125
		12,297,190
Air Freight & Logistics — 0.3%
Echo Global Logistics, Inc.	24,129	418,638
XPO Logistics, Inc.	348,331	5,681,279
		6,099,917
Airlines — 0.1%
AMR Corporation	395,525	1,673,071
Hawaiian Holdings, Inc.	8,561	47,000
Pinnacle Airlines Corporation	7,109	96
		1,720,167
Building Products — 1.0%
Apogee Enterprises, Inc.	90,778	2,313,023
Builders FirstSource, Inc.	304,434	1,884,447
Fortune Brands Home & Security, Inc.	161	5,859
Griffon Corporation	13,376	137,773
Lennox International, Inc.	71,839	4,454,018
NCI Building Systems, Inc.	18,274	312,851

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Industrials — 7.2% (Continued)
Building Products — 1.0% (Continued)
PGT, Inc.	1,433	$11,034
Quanex Building Products Corporation	69,574	1,131,969
Simpson Manufacturing Company, Inc.	11,322	325,394
Trex Company, Inc.	15,272	743,441
Universal Forest Products, Inc.	59,397	2,292,724
USG Corporation	174,149	4,526,133
		18,138,666
Commercial Services & Supplies — 1.6%
A.T. Cross Company - Class A	300	3,786
ABM Industries, Inc.	62,244	1,403,602
ACCO Brands Corporation	83,233	561,823
Cenveo, Inc.	277,612	566,329
Consolidated Graphics, Inc.	36,971	1,318,756
Covanta Holding Corporation	215,341	4,306,820
EnerNOC, Inc.	9,028	158,171
Ennis, Inc.	24,311	373,660
HNI Corporation	67,080	2,309,564
Hudson Technologies, Inc.	2,397	9,684
Industrial Services of America, Inc.	20,961	67,075
InnerWorkings, Inc.	226,168	2,277,512
Interface, Inc.	98,487	1,648,672
Intersections, Inc.	72,006	688,377
McGrath RentCorp	49,602	1,540,638
Mine Safety Appliances Company	22,785	1,093,680
Mobile Mini, Inc.	95,744	2,693,279
Multi-Color Corporation	2,243	58,004
Quad/Graphics, Inc. - Class A	189,742	3,965,608
R.R. Donnelley & Sons Company	218,382	2,688,282
RINO International Corporation	79,543	2,784
Standard Parking Corporation	4,949	106,354
Swisher Hygiene, Inc.	103,064	150,473
United Stationers, Inc.	76,859	2,495,612
Waste Connections, Inc.	202	7,666
		30,496,211
Construction & Engineering — 0.1%
Aegion Corporation	26,206	551,898
India Globalization Capital, Inc.	2,386	5,010
MasTec, Inc.	34,531	959,962
		1,516,870
Electrical Equipment — 0.6%
A123 Systems, Inc.	3,864,942	96,237
Acuity Brands, Inc.	10	730
Advanced Battery Technologies, Inc.	606,543	139,505

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Industrials — 7.2% (Continued)
Electrical Equipment — 0.6% (Continued)
Altair Nanotechnologies, Inc.	61,210	$138,335
Aura Systems, Inc. (a)	177	76
Babcock & Wilcox Company (The)	100	2,720
Beacon Power Corporation	57,124	743
Belden, Inc.	34,057	1,683,097
Broadwind Energy, Inc.	13	58
Capstone Turbine Corporation	237,707	209,206
China BAK Battery, Inc.	86,749	56,291
China Electric Motor, Inc.	1,771	159
Digital Power Corporation	1,323	794
ECOtality, Inc.	5,406	10,055
Encore Wire Corporation	12,227	400,434
FuelCell Energy, Inc.	8,659	9,092
Global Power Equipment Group, Inc.	11,568	190,872
Hoku Corporation	201,745	8,877
Hydrogenics Corporation	3,848	31,169
Lihua International, Inc.	40,953	207,632
New Energy Systems Group (a)	9,468	805
Ocean Power Technologies, Inc.	130,605	201,132
Plug Power, Inc.	1,062,673	170,028
Polypore International, Inc.	114,537	4,802,536
Renewable Energy Trade Board Corporation	299	75
Revolution Lighting Technologies, Inc.	17,000	64,770
Satcon Technology Corporation	152,030	2,508
Solarcity Corporation	127,309	3,439,889
Ultralife Corporation	4,286	16,887
Valence Technology, Inc.	710,999	14,220
VU1 Corporation	90	131
Westinghouse Solar, Inc.	34,144	1,229
Yingli Green Energy Holding Company Ltd. - ADR	20,647	52,030
		11,952,322
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	81,286	2,727,145

Machinery — 1.2%
Accuride Corporation	2,589	13,308
Actuant Corporation - Class A	5,274	165,076
Altra Holdings, Inc.	61,177	1,630,367
Art's-Way Manufacturing Company, Inc.	1,712	10,563
Astec Industries, Inc.	58	1,904
Briggs & Stratton Corporation	132,559	2,981,252
Chart Industries, Inc.	2,800	237,468
China Valves Technology, Inc. (a)	256,466	115,410

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Industrials — 7.2% (Continued)
Machinery — 1.2% (Continued)
CLARCOR, Inc.	13	$672
Commercial Vehicle Group, Inc.	468	3,281
Douglas Dynamics, Inc.	29,404	411,362
Dynamic Materials Corporation	557	8,845
Energy Recovery, Inc.	129,231	472,985
EnPro Industries, Inc.	3,583	176,570
ExOne Company (The)	46,555	1,787,712
Federal Signal Corporation	58	450
Flow International Corporation	32,613	119,364
FreightCar America, Inc.	8,986	187,628
Highway Holdings Ltd.	510	877
Lindsay Corporation	30,953	2,377,809
Lydall, Inc.	8,316	119,251
Miller Industries, Inc.	1,329	20,081
Navistar International Corporation	41,543	1,375,904
PMFG, Inc.	12,945	74,563
SmartHeat, Inc.	4,830	1,546
Sun Hydraulics Corporation	30,458	997,500
Tennant Company	12,488	597,176
Titan International, Inc.	4,280	95,487
Toro Company (The)	52,517	2,363,790
Twin Disc, Inc.	67,350	1,435,902
Wabash National Corporation	242	2,282
Westport Innovations, Inc.	168,081	5,222,277
		23,008,662
Marine — 0.3%
Baltic Trading Ltd.	9,386	32,570
Diana Containerships, Inc.	680	3,869
Eagle Bulk Shipping, Inc.	439,355	1,546,530
Excel Maritime Carriers Ltd.	917,152	376,032
FreeSeas, Inc.	508	549
Genco Shipping & Trading Ltd.	673,394	1,151,504
Navios Maritime Partners, L.P.	2,527	38,309
Safe Bulkers, Inc.	254,211	1,276,139
Seaspan Corporation	99,613	2,184,513
		6,610,015
Professional Services — 0.5%
Acacia Research Corporation	112,101	2,670,246
CBIZ, Inc.	313,010	2,031,435
CDI Corporation	3,624	56,788
CRA International, Inc.	1,987	36,640
FTI Consulting, Inc.	43,280	1,433,434
Hudson Global, Inc.	3,449	11,382

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Industrials — 7.2% (Continued)
Professional Services — 0.5% (Continued)
ICF International, Inc.	14,259	$386,561
Innovaro, Inc.	7,451	462
Lightbridge Corporation	113,980	166,411
Odyssey Marine Exploration, Inc.	668,817	1,973,010
Pendrell Corporation	4,316	7,294
Spherix, Inc.	205	1,550
Thomas Group, Inc. (a)	900	7
Volt Information Sciences, Inc.	100	810
VSE Corporation	256	7,805
		8,783,835
Road & Rail — 0.3%
Landstar System, Inc.	74,979	4,098,352
Student Transportation, Inc.	18,904	122,309
YRC Worldwide, Inc.	118,244	886,830
		5,107,491
Trading Companies & Distributors — 0.4%
AeroCentury Corporation	118	2,334
Beacon Roofing Supply, Inc.	86,712	3,306,329
BlueLinx Holdings, Inc.	155	451
China Armco Metals, Inc.	140,785	50,697
H&E Equipment Services, Inc.	57,966	1,180,188
Houston Wire & Cable Company	8,325	113,386
Kaman Corporation	6,571	222,034
TAL International Group, Inc.	6,390	264,546
Titan Machinery, Inc.	83,558	1,885,068
		7,025,033
Transportation Infrastructure — 0.0% (b)
Sino-Global Shipping America Ltd.	2,857	4,628

Information Technology — 13.3%
Communications Equipment — 1.7%
ADTRAN, Inc.	80,614	1,692,894
Ambient Corporation	1,159	2,306
ARRIS Group, Inc.	6,329	104,492
AudioCodes Ltd.	3,247	12,793
Calix, Inc.	6,142	52,391
CIENA Corporation	372,246	5,568,800
DragonWave, Inc.	42,347	83,000
Extreme Networks, Inc.	139,273	463,779
Globecomm Systems, Inc.	102,788	1,259,153
Infinera Corporation	312,463	2,630,939
InterDigital, Inc.	59,331	2,634,890
KVH Industries, Inc.	1,710	22,589

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Information Technology — 13.3% (Continued)
Communications Equipment — 1.7% (Continued)
Oclaro, Inc.	100,433	$136,589
ParkerVision, Inc.	1,255,368	5,008,918
Polycom, Inc.	155,023	1,627,742
Powerwave Technologies, Inc.	119,142	1,668
Procera Networks, Inc.	55,103	611,092
Research In Motion Ltd.	30,850	502,547
RIT Technologies Ltd.	11,154	51,866
Telestone Technologies Corporation (a)	480,451	233,019
TESSCO Technologies, Inc.	2,378	48,606
Ubiquiti Networks, Inc.	276,912	4,278,290
ViaSat, Inc.	80,586	3,906,003
Zoom Technologies, Inc.	176,668	62,364
ZST Digital Networks, Inc.	179,681	260,538
		31,257,268
Computers & Peripherals — 1.2%
3D Systems Corporation	194,208	7,426,514
Diebold, Inc.	6,545	191,703
Fusion-io, Inc.	254,012	4,770,345
Hauppauge Digital, Inc.	68,415	67,047
iGO, Inc.	469	1,168
Imation Corporation	17,761	65,360
Logitech International S.A.	639,722	4,062,235
OCZ Technology Group, Inc.	2,404,582	3,150,002
Silicon Graphics International Corporation	17,593	228,709
Socket Mobile, Inc.	52	96
STEC, Inc.	260,889	947,027
Stratasys Ltd.	22,136	1,838,395
Super Micro Computer, Inc.	30,659	294,940
Synaptics, Inc.	505	20,821
USA Technologies, Inc.	230,995	482,779
		23,547,141
Electronic Equipment, Instruments & Components — 2.2%
ClearSign Combustion Corporation	2,100	18,921
Digital Ally, Inc.	588	3,528
Document Security Systems, Inc.	160,590	489,799
Dolby Laboratories, Inc. - Class A	48,439	1,591,221
DTS, Inc.	120,585	2,023,416
e.Digital Corporation	10,897	1,744
Electro Rent Corporation	6	99
FARO Technologies, Inc.	120	4,655
FEI Company	7,243	462,683
InvenSense, Inc.	36	336
Itron, Inc.	27,153	1,076,616

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Information Technology — 13.3% (Continued)
Electronic Equipment, Instruments & Components — 2.2% (Continued)
KEMET Corporation	362	$2,255
Magal Security Systems Ltd.	1,188	4,752
Mercury Systems, Inc.	107,601	831,756
Mesa Laboratories, Inc.	31	1,530
Microvision, Inc.	292,517	599,660
Molex, Inc.	163,133	4,497,577
Nam Tai Electronics, Inc.	13,000	98,280
Neonode, Inc.	378,163	2,159,311
OSI Systems, Inc.	47,877	2,743,352
Parametric Sound Corporation	109,517	1,970,211
Power-One, Inc.	91,634	579,127
RadiSys Corporation	4,115	20,410
RealD, Inc.	248,604	3,721,602
Research Frontiers, Inc.	54,122	224,606
SinoHub, Inc. (a)	43,908	2,195
SMTC Corporation	456	1,008
Superconductor Technologies, Inc.	23,595	102,402
SYNNEX Corporation	58,621	2,028,287
Uni-Pixel, Inc.	384,959	13,685,292
Universal Display Corporation	76,941	2,419,025
Viasystems Group, Inc.	12	153
XcelMobility, Inc.	2,874	144
		41,365,953
Internet Software & Services — 2.2%
Active Network, Inc. (The)	327,796	1,648,814
Angie's List, Inc.	122,073	2,959,050
AOL, Inc.	30,425	1,175,622
Bankrate, Inc.	147,115	1,983,110
Blucora, Inc.	90,785	1,340,894
Bridgeline Digital, Inc.	389	490
Carbonite, Inc.	153,509	1,633,336
Constant Contact, Inc.	154,772	2,261,219
Dealertrack Technologies, Inc.	3,824	106,498
Dice Holdings, Inc.	155,358	1,311,222
FriendFinder Networks, Inc.	15,769	7,096
Innodata, Inc.	5,334	17,496
j2 Global, Inc.	61,778	2,514,365
KIT digital, Inc.	1,518,314	463,086
Liquidity Services, Inc.	188,756	6,210,072
LiveDeal, Inc.	6,021	18,725
Local Corporation	174,587	291,560
Marchex, Inc. - Class B	6,678	27,580
Market Leader, Inc.	96,124	963,162

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Information Technology — 13.3% (Continued)
Internet Software & Services — 2.2% (Continued)
MeetMe, Inc.	287,365	$554,614
Millennial Media, Inc.	145,563	1,008,752
Monster Worldwide, Inc.	366,163	1,603,794
NIC, Inc.	70,719	1,190,908
Qihoo 360 Technology Company Ltd. - ADR	1,081	37,078
QuinStreet, Inc.	99,223	648,918
RealNetworks, Inc.	3,191	24,571
Rediff.com India Ltd. - ADR	78,703	214,072
Remark Media, Inc.	1,842	5,986
Responsys, Inc.	63,087	490,186
Sify Technologies Ltd. - ADR	45,984	84,611
SINA Corporation	100	5,632
Sohu.com, Inc.	1,970	101,337
SPS Commerce, Inc.	7,887	371,714
Stamps.com, Inc.	8	271
StarTek, Inc.	1,518	10,520
Trulia, Inc.	4,414	128,271
ValueClick, Inc.	191	5,894
Velti plc	817,760	1,635,520
Vistaprint N.V.	113,977	4,650,262
WebMD Health Corporation	1	24
Yelp, Inc.	13,942	362,910
Youku Tudou, Inc. - ADR	2,815	57,032
Zillow, Inc.	60,677	3,569,628
		41,695,902
IT Services — 1.0%
Acorn Energy, Inc.	186,149	1,396,118
Booz Allen Hamilton Holding Corporation	105,414	1,601,239
CACI International, Inc.	31,943	1,868,346
Cass Information Systems, Inc.	4,392	183,586
CGI Group, Inc. - Class A	1,761	55,753
China Information Technology, Inc.	14,381	19,414
CIBER, Inc.	152,429	649,348
Computer Task Group, Inc.	30,545	626,783
Convergys Corporation	34,238	582,731
Higher One Holdings, Inc.	392,979	3,874,773
Lender Processing Services, Inc.	90,214	2,502,536
Mantech International Corporation - Class A	105,809	2,824,042
MAXIMUS, Inc.	6,797	541,653
ModusLink Global Solutions, Inc.	1,961	5,491
PRGX Global, Inc.	23,353	130,543
Unisys Corporation	47,688	912,271
VeriFone Systems, Inc.	50,806	1,091,313

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Information Technology — 13.3% (Continued)
IT Services — 1.0% (Continued)
Zanett, Inc.	12,650	$253
		18,866,193
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.	3,376,260	9,521,053
Amkor Technology, Inc.	392,462	1,660,114
Applied Micro Circuits Corporation	58,449	436,030
Cabot Microelectronics Corporation	41,441	1,388,688
Camtek Ltd.	8,645	12,276
Canadian Solar, Inc.	52,727	296,853
Cirrus Logic, Inc.	72,103	1,392,309
CSR plc - ADR	1	31
CVD Equipment Corporation	46,075	478,719
Cymer, Inc.	1,125	117,855
DayStar Technologies, Inc.	14,478	6,515
EZchip Semiconductor Ltd.	35,777	816,073
Global-Tech Advanced Innovations, Inc.	175	1,313
GT Advanced Technologies, Inc.	1,672,370	6,572,414
Himax Technologies, Inc.	177,005	973,527
International Rectifier Corporation	3,689	78,244
JA Solar Holdings Company Ltd. - ADR	8,004	40,340
Lattice Semiconductor Corporation	535	2,488
LDK Solar Company Ltd.	265,971	351,082
Mellanox Technologies Ltd.	21,790	1,110,854
Monolithic Power Systems, Inc.	51,648	1,245,750
OmniVision Technologies, Inc.	7,101	95,224
Photronics, Inc.	50,581	399,084
Rubicon Technology, Inc.	394,375	2,922,319
Rudolph Technologies, Inc.	141,335	1,649,379
STR Holdings, Inc.	92,554	208,246
Suntech Power Holdings Company Ltd. - ADR	772,259	532,859
Teradyne, Inc.	275,061	4,522,003
Tessera Technologies, Inc.	17,932	365,275
Tower Semiconductor Ltd.	14,236	93,246
Transwitch Corporation	14,717	6,181
Ultratech, Inc.	16,938	499,163
		37,795,507
Software — 3.0%
Accelrys, Inc.	74,330	732,150
ACI Worldwide, Inc.	51,772	2,433,802
American Software, Inc. - Class A	9,256	76,917
AsiaInfo-Linkage, Inc.	7,947	91,232
Augme Technologies, Inc.	10,081	3,579
AVG Technologies N.V.	114,295	1,865,294

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Information Technology — 13.3% (Continued)
Software — 3.0% (Continued)
Blackbaud, Inc.	58,245	$1,707,161
BluePhoenix Solutions Ltd.	1,006	3,591
Bottomline Technologies, Inc.	45,071	1,180,860
BroadSoft, Inc.	35,432	905,642
Cadence Design Systems, Inc.	300	4,140
Callidus Software, Inc.	402,637	1,727,313
Changyou.com Ltd.	406	11,774
China CGame, Inc.	12,695	2,387
Ebix, Inc.	575,862	10,716,792
Evergreen Energy, Inc.	172,973	865
Future Healthcare of America	53,356	7,256
Globalscape, Inc.	359	582
Glu Mobile, Inc.	1,805,599	5,561,245
Interactive Intelligence Group, Inc.	4,192	173,675
Jive Software, Inc.	13,988	190,097
Magic Software Enterprises Ltd.	108,892	589,106
Majesco Entertainment Company	261,564	156,677
Mitek Systems, Inc.	614,111	3,267,070
NetSol Technologies, Inc.	2,612	32,963
NQ Mobile, Inc.	78,285	675,600
Progress Software Corporation	68,563	1,547,467
Qlik Technologies, Inc.	2,021	52,566
RealPage, Inc.	42,304	863,002
ServiceNow, Inc.	4,157	170,271
Sky-Mobi Ltd. - ADR	85,408	150,318
Synchronoss Technologies, Inc.	4,286	121,465
Tangoe, Inc.	190,590	2,450,987
THQ, Inc.	57,095	1,427
TiVo, Inc.	254,189	2,979,095
Top Image Systems Ltd.	16,064	51,244
Trunkbow International Holdings Ltd. (a)	2,736	1,621
VirnetX Holding Corporation	415,443	8,483,346
Voltari Corporation	76,363	454,360
Vringo, Inc.	1,752,902	4,943,184
Wave Systems Corporation - Class A	834,695	400,654
Websense, Inc.	9,338	166,590
Zynga, Inc. - Class A	236,355	753,972
		55,709,339
Materials — 4.2%
Chemicals — 1.0%
ADA-ES, Inc.	31,759	876,866
Calgon Carbon Corporation	104,682	1,783,781
Cereplast, Inc.	191,090	4,223

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Materials — 4.2% (Continued)
Chemicals — 1.0% (Continued)
China Gengsheng Minerals, Inc.	66,649	$14,003
China Green Agriculture, Inc.	130,518	396,775
Clean Diesel Technologies, Inc.	117,273	243,928
CVR Partners, L.P.	30,078	791,352
Ferro Corporation	539,362	3,797,108
Flotek Industries, Inc.	152,388	2,444,304
Gulf Resources, Inc.	292,677	301,457
H.B. Fuller Company	35,537	1,346,852
Hawkins, Inc.	6,427	239,020
Kronos Worldwide, Inc.	179,698	3,177,061
PolyOne Corporation	4,562	102,782
Rentech Nitrogen Partners, L.P.	2,351	85,694
Senomyx, Inc.	1,580	3,239
Sensient Technologies Corporation	16,243	639,162
Stepan Company	11,285	642,568
Yongye International, Inc. (a)	17,265	42,904
Zoltek Companies, Inc.	107,824	1,424,355
		18,357,434
Construction Materials — 0.1%
Headwaters, Inc.	51,284	556,944
Texas Industries, Inc.	18,103	1,152,799
US Concrete, Inc.	5,746	89,293
		1,799,036
Containers & Packaging — 0.1%
AEP Industries, Inc.	9,463	729,597
Greif, Inc. - Class A	24,446	1,177,564
		1,907,161
Metals & Mining — 2.9%
A.M. Castle & Company	174,576	3,023,656
AK Steel Holding Corporation	368,051	1,232,971
Allied Nevada Gold Corporation	153,319	1,640,513
AMCOL International Corporation	84,793	2,609,081
Atlatsa Resources Corporation	184,292	36,858
Aurcana Corporation	465	1,968
Aurizon Mines Ltd.	540,302	2,334,105
Avalon Rare Metals, Inc.	237,546	249,423
Avino Silver & Gold Mines Ltd.	111	145
CD International Enterprises, Inc.	17,830	1,516
China Gerui Advanced Materials Group Ltd.	8,567	14,393
China Natural Resources, Inc.	4,328	20,298
China Precision Steel, Inc.	27,364	37,215
China Shen Zhou Mining & Resources, Inc.	198,490	37,713
Cliffs Natural Resources, Inc.	65,275	1,392,968

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Materials — 4.2% (Continued)
Metals & Mining — 2.9% (Continued)
Commercial Metals Company	309,091	$4,518,910
Crosshair Energy Corporation	176,804	10,608
General Moly, Inc.	88,278	164,197
General Steel Holdings, Inc.	122,667	122,667
Globe Specialty Metals, Inc.	22,074	288,286
Gold Reserve, Inc.	8,846	28,307
Gold Resource Corporation	109,198	1,118,188
Golden Minerals Company	20,369	37,072
Great Northern Iron Ore Properties	4,471	311,226
IAMGOLD Corporation	632	3,394
Jaguar Mining, Inc.	709,423	296,752
Kaiser Aluminum Corporation	21,354	1,345,302
Kimber Resources, Inc.	11,900	2,083
Materion Corporation	7,918	209,748
McEwen Mining, Inc.	854	1,990
Mercator Minerals Ltd.	186	51
Mesabi Trust	100	2,140
Midway Gold Corporation	168,501	158,458
Molycorp, Inc.	1,483,445	8,663,319
Olympic Steel, Inc.	32,566	651,320
Paramount Gold and Silver Corporation	415,954	657,207
Pershing Gold Corporation	36,865	15,373
Polymet Mining Corporation	278,040	314,185
Puda Coal, Inc.	61,600	1,540
Rare Element Resources Ltd.	2,579	4,797
RTI International Metals, Inc.	11,344	329,203
Santa Fe Gold Corporation	2,959	710
Schnitzer Steel Industries, Inc. - Class A	192,166	4,713,832
Seabridge Gold, Inc.	19,276	221,096
Silver Bull Resources, Inc.	133,817	50,315
SinoCoking Coal and Coke Chemical Industries, Inc.	118,762	135,389
Stillwater Mining Company	391,446	4,869,588
SunCoke Energy Partners, L.P.	31,670	673,938
Tanzanian Royalty Exploration Corporation	452,593	1,371,357
Thompson Creek Metals Company, Inc.	489,961	1,464,983
United States Antimony Corporation	44,538	67,698
United States Steel Corporation	81,258	1,446,392
Universal Stainless & Alloy Products, Inc.	7,143	249,719
Walter Energy, Inc.	259,481	4,649,900
Worthington Industries, Inc.	79,372	2,554,191
		54,358,254
Paper & Forest Products — 0.1%
Orient Paper, Inc.	158,641	283,968

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Materials — 4.2% (Continued)
Paper & Forest Products — 0.1% (Continued)
Resolute Forest Products, Inc.	143,613	$2,101,058
Wausau Paper Corporation	67,741	689,603
		3,074,629
Telecommunication Services — 1.4%
Diversified Telecommunication Services — 0.9%
8x8, Inc.	54,022	390,579
Alaska Communications Systems Group, Inc.	496	804
CenturyLink, Inc.	16	601
Elephant Talk Communications, Inc.	283,475	325,996
Fairpoint Communications, Inc.	175,894	1,431,777
Frontier Communications Corporation	1,377	5,728
Globalstar, Inc.	69,904	23,068
inContact, Inc.	95,382	772,594
Iridium Communications, Inc.	257,019	1,724,598
Lumos Networks Corporation	10	135
magicJack VocalTec Ltd.	320,033	5,290,146
Otelco, Inc.	5,919	10,062
Radcom Ltd.	52,298	159,509
Sprint Nextel Corporation	646,729	4,559,439
Towerstream Corporation	585,839	1,406,014
		16,101,050
Wireless Telecommunication Services — 0.5%
Boingo Wireless, Inc.	73,485	457,812
Leap Wireless International, Inc.	373,016	2,133,651
NII Holdings, Inc.	745,389	6,484,884
NTELOS Holdings Corporation	73,366	1,079,948
Shenandoah Telecommunications Company	10,599	173,718
		10,330,013
Utilities — 0.9%
Electric Utilities — 0.2%
MGE Energy, Inc.	8,513	475,451
Northeast Utilities	160	7,253
NV Energy, Inc.	37,301	806,821
Otter Tail Corporation	59,773	1,864,918
Pinnacle West Capital Corporation	7,915	482,023
		3,636,466
Gas Utilities — 0.5%
AmeriGas Partners, L.P.	28,115	1,274,453
Atmos Energy Corporation	9,553	423,867
China Natural Gas, Inc.	187,992	93,996
Ferrellgas Partners, L.P.	162,532	3,223,009
Laclede Group, Inc. (The)	17,462	815,650
New Jersey Resources Corporation	19,123	902,605

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS — 65.7% (Continued)	Shares	Value
Utilities — 0.9% (Continued)
Gas Utilities — 0.5% (Continued)
Northwest Natural Gas Company	44,712	$1,988,343
Piedmont Natural Gas Company, Inc.	27,125	933,914
South Jersey Industries, Inc.	19	1,172
UGI Corporation	200	8,196
		9,665,205
Independent Power Producers & Energy Traders — 0.1%
American DG Energy, Inc.	28,509	52,456
Dynegy, Inc.	12,813	316,609
Ormat Technologies, Inc.	108,815	2,365,638
U.S. Geothermal, Inc.	240,378	78,604
		2,813,307
Multi-Utilities — 0.1%
MDU Resources Group, Inc.	46,827	1,168,334

Water Utilities — 0.0% (b)
Connecticut Water Service, Inc.	6	171
Consolidated Water Company Ltd.	210	2,094
Ecosphere Technologies, Inc.	5,869	2,230
		4,495

Total Common Stocks (Proceeds $1,372,736,764)		$1,234,547,767

PREFERRED STOCKS — 0.0% (b)	Shares	Value
Cabco Trust for J. C. Penney (Proceeds $100,026)	5,172	$105,509

OTHER INVESTMENTS — 13.9%	Shares	Value
iPath S&P 500 VIX Mid-Term Futures ETN	369,985	$7,407,100
iPath S&P 500 VIX Short-Term Futures ETN	1,887,270	35,801,512
SPDR S&P 500 ETF Trust	822,100	131,272,928
Vanguard S&P 500 ETF	1,183,394	86,553,437
Total Other Investments (Proceeds $268,022,615)		$261,034,977

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS — 0.0%(b)	Shares	Value
American International Group, Inc.	854	$15,116
Magnum Hunter Resources Corporation	15,718	2,200
Total Warrants (Proceeds $14,295)		$17,316

Total Securities Sold Short — 79.6% (Proceeds $1,640,873,700)		$1,495,705,569

ADR - American Depositary Receipt.

(a)
Security has been valued at fair value in accordance with procedures adopted in good faith by the Board of Trustees. Total value of such securities is ($413,271) at April 30, 2013, representing greater than (0.1%) of net assets (Note 2).

(b) Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS*
April 30, 2013 (Unaudited)

COMMON STOCKS — 98.3%	Shares	Value
Consumer Discretionary — 15.6%
E.W. Scripps Company (The) - Class A (a)	18,174	$252,437
Gray Television, Inc. (a)	36,829	233,864
Jack in the Box, Inc. (a)	8,403	301,248
Journal Communications, Inc. (a)	31,466	214,283
LIN TV Corporation - Class A (a)	27,211	334,967
Multimedia Games Holding Company, Inc. (a)	9,222	227,414
Nexstar Broadcasting Group, Inc.	9,095	221,463
Steven Madden Ltd. (a)	5,852	284,583
Other Consumer Discretionary (b)		7,069,400
		9,139,659
Consumer Staples — 4.0%
Prestige Brands Holdings, Inc. (a)	10,749	289,685
Rite Aid Corporation (a)	83,799	222,067
Other Consumer Staples (b)		1,810,101
		2,321,853
Energy — 7.6%
Matrix Service Company (a)	17,523	263,371
Newfield Exploration Company (a)	11,778	256,643
Other Energy (b)		3,958,913
		4,478,927
Financials — 17.6%
Geo Group, Inc. (The)	6,166	230,917
Hanover Insurance Group, Inc. (The)	5,933	299,201
Mercury General Corporation	6,709	306,668
Symetra Financial Corporation	20,152	274,672
Other Financials (b)		9,220,531
		10,331,989
Health Care — 15.5%
Albany Molecular Research, Inc. (a)	19,579	233,577
Allscripts Healthcare Solutions, Inc. (a)	15,730	217,703
AMN Healthcare Services, Inc. (a)	24,556	337,154
AmSurg Corporation (a)	9,441	316,840
Astex Pharmaceuticals, Inc. (a)	35,170	241,970
LifePoint Hospitals, Inc. (a)	5,923	284,304
Magellan Health Services, Inc. (a)	5,226	267,362
MedAssets, Inc. (a)	14,097	264,037
Select Medical Holdings Corporation	31,128	256,806
Techne Corporation	4,075	261,371
Trius Therapeutics, Inc. (a)	31,739	221,221
WellCare Health Plans, Inc. (a)	4,878	284,436
West Pharmaceutical Services, Inc.	4,354	278,046
Other Health Care (b)		5,652,857
		9,117,684

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

COMMON STOCKS — 98.3% (Continued)	Shares	Value
Industrials — 15.9%
CAI International, Inc. (a)	9,096	$231,857
DigitalGlobe, Inc. (a)	9,323	272,138
DXP Enterprises, Inc. (a)	3,773	252,338
EnergySolutions, Inc. (a)	60,110	248,254
Exelis, Inc.	28,910	322,925
Pike Electric Corporation	19,194	300,002
Primoris Services Corporation	12,897	284,250
Republic Airways Holdings, Inc. (a)	22,821	255,367
Ryder System, Inc.	4,918	285,588
Spirit AeroSystems Holdings, Inc. - Class A (a)	19,950	398,801
Teledyne Technologies, Inc. (a)	3,462	259,858
Other Industrials (b)		6,184,100
		9,295,478
Information Technology — 16.1%
Ambarella, Inc. (a)	15,924	218,159
Benchmark Electronics, Inc. (a)	18,116	323,190
Electronics For Imaging, Inc. (a)	10,273	274,494
Global Cash Access Holdings, Inc. (a)	37,052	264,181
PROS Holdings, Inc. (a)	8,185	212,155
Rovi Corporation (a)	9,822	229,737
SS&C Technologies Holdings, Inc. (a)	7,556	231,894
SunPower Corporation (a)	18,916	257,068
Other Information Technology (b)		7,448,576
		9,459,454
Materials — 3.3%
Boise, Inc.	34,033	271,923
Other Materials (b)		1,657,366
		1,929,289
Telecommunication Services — 1.9%
Telephone and Data Systems, Inc.	13,390	300,472
Other Telecommunication Services (b)		789,911
		1,090,383
Utilities — 0.8%
Other Utilities (b)		487,499

Total Common Stocks (Cost $53,873,482)		$57,652,215

TFS SMALL CAP FUND
SUMMARY SCHEDULE OF INVESTMENTS* (Continued)

MONEY MARKET FUNDS — 1.9%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $1,092,605)	1,092,605	$1,092,605

Total Investments at Value — 100.2% (Cost $54,966,087)		$58,744,820

Liabilities in Excess of Other Assets — (0.2%)		(117,560)

Net Assets — 100.0%		$58,627,260

*	A complete Schedule of Investments is available without charge upon request by calling toll-free 1-888-534-2001 or on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.

(b)	Represents issuers not identified as a top 50 holding in terms of value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of April 30, 2013.

(c)	The rate shown is the 7-day effective yield as of April 30, 2013.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
April 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS (a) — 20.6%	Par Value	Value
U.S. Treasury Bills,
0.115%, due 08/08/2013	$3,000,000	$2,999,568
0.080%, due 08/15/2013	750,000	749,873
0.095%, due 08/22/2013	5,000,000	4,999,135
0.070%, due 08/29/2013	1,250,000	1,249,813
0.085%, due 09/05/2013	6,000,000	5,998,782
0.080%, due 09/12/2013	1,000,000	999,749
0.075%, due 09/19/2013	3,000,000	2,999,148
0.080%, due 10/03/2013	3,750,000	3,748,789
Total U.S. Treasury Obligations (Cost $23,742,823)		$23,744,857

MONEY MARKET FUNDS — 58.1%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.08% (b)	12,281,594	$12,281,594
Fidelity Institutional Money Market Portfolio - Class I, 0.10%(b)	26,927,800	26,927,800
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.10% (b)	12,281,809	12,281,809
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.12% (b)	1,527,144	1,527,144
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	1,525,929	1,525,929
Vanguard Prime Money Market Fund - Investor Shares, 0.01%(b)	12,277,919	12,277,919
Total Money Market Funds (Cost $66,822,195)		$66,822,195

Total Investments at Value — 78.7% (Cost $90,565,018)		$90,567,052

Other Assets in Excess of Liabilities — 21.3%		24,504,881	(c)

Net Assets — 100.0%		$115,071,933

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.

(b)	The rate shown is the 7-day effective yield as of April 30, 2013.

(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
April 30, 2013 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	07/16/2013	70	$1,657,600	$69,240
Coffee Future	07/19/2013	51	2,583,787	(34,422)
Corn Future	07/12/2013	133	4,322,500	164,956
Frozen Concentrate Orange Juice Future	07/11/2013	145	3,053,700	(76,436)
Gold Future	06/26/2013	11	1,623,270	(149,055)
Heating Oil Future	05/31/2013	39	4,626,203	20,178
Live Cattle Future	06/28/2013	39	1,905,930	7,742
Oats Future	07/12/2013	40	783,500	1,580
Rough Rice Future	07/12/2013	4	120,840	(5,351)
Soybean Future	07/12/2013	81	5,665,950	108,245
Soybean Meal Future	07/12/2013	149	6,176,050	203,841
Soybean Oil Future	07/12/2013	28	826,896	4,317
Sugar No. 11 Future	06/28/2013	199	3,922,688	17,035
Wheat Future	07/12/2013	7	255,850	12,831
Total Commodity Futures			37,524,764	344,701

CURRENCY FUTURES
Australian Dollar Future	06/17/2013	110	11,366,300	16,948
Canadian Dollar Future	06/18/2013	1	99,180	8
Mexican Peso Future	06/17/2013	295	12,098,688	265,935
Total Currency Futures			23,564,168	282,891

Total Futures Contracts			$61,088,932	$627,592

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2013 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Brent Crude Oil Future	05/16/2013	12	$1,220,880	$2,270
Class III Milk Future	06/04/2013	176	6,575,360	(69,885)
Copper Future	07/29/2013	19	1,513,350	1,143
Cotton No. 2 Future	07/09/2013	45	1,968,075	(44,759)
Crude Oil Future	05/21/2013	29	2,697,870	(93,407)
Feeder Cattle Future	05/24/2013	51	3,556,613	60,734
Feeder Cattle Future	08/29/2013	53	3,947,175	46,454
Gas Oil Future	05/10/2013	8	675,200	6,911
Gas Oil Future	06/12/2013	21	1,781,325	2,765
Lean Hogs Future	06/14/2013	163	6,034,260	(133,339)
Lumber Future	07/15/2013	61	2,345,816	131,171
Natural Gas Future	05/29/2013	32	1,391,680	(5,594)
Palladium Future	06/26/2013	33	2,306,040	(16,062)
Platinum Future	07/29/2013	8	602,320	(17,919)
Silver Future	07/29/2013	9	1,091,250	(27,621)
Total Commodity Futures			37,707,214	(157,138)

CURRENCY FUTURES
British Pound Future	06/17/2013	44	4,270,475	(70,403)
Euro FX Future	06/17/2013	44	7,245,150	(92,346)
Japanese Yen Future	06/17/2013	31	3,975,750	(12,826)
Swiss Franc Future	06/17/2013	59	7,934,762	(107,333)
Total Currency Futures			23,426,137	(282,908)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/21/2013	331	4,816,050	444,355
CBOE Volatility Index (VIX) Future	06/18/2013	375	5,775,000	468,412
E-Mini S&P 500 Future	06/21/2013	602	47,926,725	(1,406,223)
Total Financial Futures			58,517,775	(493,456)

Total Futures Contracts Sold Short			$119,651,126	$(933,502)

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2013 (Unaudited)

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
ASSETS
Investments in securities:
At acquisition cost	$1,690,881,515	$54,966,087	$90,565,018
At value (Note 2)	$1,834,180,376	$58,744,820	$90,567,052
Cash	433,359	—	—
Deposits with brokers for securities sold short (Note 2)	1,540,929,416	—	—
Margin deposits for futures contracts (Notes 2 and 6)	—	—	24,399,597
Dividends and interest receivable	629,120	12,538	4,570
Receivable for investment securities sold	244,462,088	6,326,331	—
Receivable for capital shares sold	1,551,362	9,486	89,184
Variation margin receivable (Notes 2 and 6)	—	—	1,583,370
Other assets	74,437	19,100	39,361
TOTAL ASSETS	3,622,260,158	65,112,275	116,683,134

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $1,640,873,700)	1,495,705,569	—	—
Variation margin payable (Notes 2 and 6)	—	—	1,191,302
Payable for investment securities purchased	235,891,822	6,398,872	—
Payable for capital shares redeemed	3,503,160	5,684	208,852
Dividends payable on securities sold short (Note 2)	198,020	—	—
Payable to Adviser (Note 4)	3,535,938	54,791	185,072
Payable to administrator (Note 4)	179,595	10,940	17,239
Accrued brokerage expense on securities sold short (Note 2)	5,140,176	—	—
Other accrued expenses and liabilities	114,099	14,728	8,736
TOTAL LIABILITIES	1,744,268,379	6,485,015	1,611,201

NET ASSETS	$1,877,991,779	$58,627,260	$115,071,933

Net assets consist of:
Paid-in capital	$1,780,216,034	$49,234,406	$118,922,796
Accumulated net investment loss	(70,867,551)	—	(1,006,924)
Distributions in excess of net investment income	—	(149,499)	—
Accumulated net realized gains (losses) from security transactions and other financial instruments	(119,823,720)	5,763,620	(2,540,063)
Net unrealized appreciation (depreciation) on:
Investments	143,298,861	3,778,733	2,034
Short positions	145,168,131	—	—
Futures contracts	—	—	(305,910)
Translation of assets and liabilities in foreign currencies	24	—	—
Net assets	$1,877,991,779	$58,627,260	$115,071,933

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	119,231,738	4,420,891	11,072,183

Net asset value, redemption price and offering price per share (a) (Note 2)	$15.75	$13.26	$10.39

*	Consolidated financial statement (Note 1).

(a)	Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2013 (Unaudited)

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund*
INVESTMENT INCOME
Dividends	$22,940,304	$625,675	$41,043
Foreign tax withholding	(43,213)	—	—
Interest	1,279	40	13,454
TOTAL INVESTMENT INCOME	22,898,370	625,715	54,497

EXPENSES
Brokerage expense on securities sold short (Note 2)	46,265,220	—	—
Investment advisory fees (Note 4)	21,000,714	330,170	1,311,060
Dividend expense on securities sold short (Note 2)	10,855,674	—	—
Administration fees (Note 4)	531,128	30,000	49,278
Accounting services fees (Note 4)	322,578	21,322	33,195
Custodian fees	252,521	27,096	16,308
Transfer agent fees (Note 4)	162,530	15,142	19,983
Professional fees	43,836	20,555	26,120
Registration and filing fees	35,464	15,177	31,855
Pricing fees	53,446	7,873	569
Trustees’ fees and expenses (Note 4)	14,429	14,429	14,429
Postage and supplies	32,148	4,098	5,053
Compliance service fees and expenses (Note 4)	19,838	5,718	6,323
Printing of shareholder reports	21,126	4,249	5,068
Insurance expense	17,136	917	911
Borrowing costs (Note 5)	17,007	1,064	—
Other expenses	6,323	4,727	3,886
TOTAL EXPENSES	79,651,118	502,537	1,524,038
Investment advisory fee reductions (Note 4)	—	(40,299)	(16,320)
NET EXPENSES	79,651,118	462,238	1,507,718
NET INVESTMENT INCOME (LOSS)	(56,752,748)	163,477	(1,453,221)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gains (losses) from:
Investments	197,081,601	7,008,596	4,558
Securities sold short	(131,056,229)	—	—
Futures contracts	—	—	(3,239,667)
Foreign currency transactions	25,740	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	89,108,885	2,528,185	2,386
Securities sold short	(38,200,990)	—	—
Futures contracts	—	—	(549,376)
Foreign currency translation	(36,908)	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	116,922,099	9,536,781	(3,782,099)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$60,169,351	$9,700,258	$(5,235,320)
*	Consolidated financial statement (Note 1).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
FROM OPERATIONS
Net investment loss	$(56,752,748)	$(116,533,594)
Net realized gains (losses) from:
Investments	197,081,601	214,856,225
Securities sold short	(131,056,229)	(64,020,799)
Foreign currency transactions	25,740	(30,004)
Net change in unrealized appreciation (depreciation) on:
Investments	89,108,885	(25,378,884)
Securities sold short	(38,200,990)	115,098,579
Foreign currency translation	(36,908)	36,951
Net increase in net assets from operations	60,169,351	124,028,474

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	—	(28,690,939)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	308,282,113	532,434,224
Net asset value of shares issued in reinvestment of distributions to shareholders	—	21,400,921
Proceeds from redemption fees collected (Note 2)	76,336	131,452
Payments for shares redeemed	(279,838,733)	(622,266,606)
Net increase (decrease) in net assets from capital share transactions	28,519,716	(68,300,009)

TOTAL INCREASE IN NET ASSETS	88,689,067	27,037,526

NET ASSETS
Beginning of period	1,789,302,712	1,762,265,186
End of period	$1,877,991,779	$1,789,302,712

ACCUMULATED NET INVESTMENT LOSS	$(70,867,551)	$(14,140,543)

CAPITAL SHARE ACTIVITY
Shares sold	19,532,570	35,586,827
Shares issued in reinvestment of distributions to shareholders	—	1,500,766
Shares redeemed	(17,761,721)	(41,952,004)
Net increase (decrease) in shares outstanding	1,770,849	(4,864,411)
Shares outstanding, beginning of period	117,460,889	122,325,300
Shares outstanding, end of period	119,231,738	117,460,889

See accompanying notes to financial statements.

TFS SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
FROM OPERATIONS
Net investment income (loss)	$163,477	$(13,134)
Net realized gains from investments	7,008,596	8,201,572
Net change in unrealized appreciation (depreciation) on investments	2,528,185	(2,322,308)
Net increase in net assets from operations	9,700,258	5,866,130

FROM DISTRIBUTIONS (Note 2)
Distributions from net investment income	(312,976)	—
Distributions from net realized gains from security transactions	(8,873,127)	(120,141)
Decrease in net assets from distributions	(9,186,103)	(120,141)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,511,502	12,605,584
Net asset value of shares issued in reinvestment of distributions to shareholders	7,904,955	95,370
Proceeds from redemption fees collected (Note 2)	5,012	7,846
Payments for shares redeemed	(10,381,196)	(19,655,848)
Net increase (decrease) in net assets from capital share transactions	8,040,273	(6,947,048)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,554,428	(1,201,059)

NET ASSETS
Beginning of period	50,072,832	51,273,891
End of period	$58,627,260	$50,072,832

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(149,499)	$—

CAPITAL SHARE ACTIVITY
Shares sold	836,438	973,223
Shares issued in reinvestment of distributions to shareholders	689,884	7,934
Shares redeemed	(799,314)	(1,535,278)
Net increase (decrease) in shares outstanding	727,008	(554,121)
Shares outstanding, beginning of period	3,693,883	4,248,004
Shares outstanding, end of period	4,420,891	3,693,883

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
STATEMENTS OF CHANGES IN NET ASSETS*

	Six Months Ended April 30, 2013 (Unaudited)	Period Ended October 31, 2012(a)
FROM OPERATIONS
Net investment loss	$(1,453,221)	$(954,603)
Net realized gains (losses) from:
Investments	4,558	670
Futures contracts	(3,239,667)	2,987,877
Net change in unrealized appreciation (depreciation) on:
Investments	2,386	(352)
Futures contracts	(549,376)	243,466
Net increase (decrease) in net assets from operations	(5,235,320)	2,277,058

FROM DISTRIBUTIONS (Note 2)
Distributions from net realized gains from security transactions	(2,570,373)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	67,401,837	115,630,089
Net asset value of shares issued in reinvestment of distributions to shareholders	2,091,789	—
Proceeds from redemption fees collected (Note 2)	41,379	5,865
Payments for shares redeemed	(60,198,328)	(4,372,063)
Net increase in net assets from capital share transactions	9,336,677	111,263,891

TOTAL INCREASE IN NET ASSETS	1,530,984	113,540,949

NET ASSETS
Beginning of period	113,540,949	—
End of period	$115,071,933	$113,540,949

ACCUMULATED NET INVESTMENT LOSS	$(1,006,924)	$(954,603)

CAPITAL SHARE ACTIVITY
Shares sold	6,290,271	10,688,187
Shares issued in reinvestment of distributions to shareholders	192,970	—
Shares redeemed	(5,693,841)	(405,404)
Net increase in shares outstanding	789,400	10,282,783
Shares outstanding, beginning of period	10,282,783	—
Shares outstanding, end of period	11,072,183	10,282,783

*	Consolidated financial statements (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009		Four Months Ended October 31, 2008(a)		Year Ended June 30, 2008
Net asset value at beginning of period	$15.23		$14.41	$15.80		$14.92		$13.25		$15.59		$14.59

Income (loss) from investment operations:
Net investment loss	(0.47)		(0.99)	(0.83)		(0.45)		(0.24)		(0.09)		(0.23)
Net realized and unrealized gains (losses) on investments	0.99		2.05	0.93		1.43		2.13		(2.27)		1.56
Total from investment operations	0.52		1.06	0.10		0.98		1.89		(2.36)		1.33

Less distributions:
Distributions from net investment income	—		—	—		—		—		—		(0.01)
Distributions from net realized gains from security transactions	—		(0.24)	(1.49)		(0.10)		(0.25)		—		(0.40)
Total distributions	—		(0.24)	(1.49)		(0.10)		(0.25)		—		(0.41)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.00	(b)	0.00	(b)	0.03		0.02		0.08

Net asset value at end of period	$15.75		$15.23	$14.41		$15.80		$14.92		$13.25		$15.59

Total return (c)	3.41%	(d)	7.48%	0.43%		6.60%		14.86%		(15.01%	)(d)	9.93%

Ratios and supplemental data:
Net assets at end of period (000’s)	$1,877,992		$1,789,303	$1,762,265		$1,142,219		$828,409		$378,564		$271,239

Ratio of total expenses to average net assets	8.50%	(e)	8.63%	8.10%		4.52%		4.70%		4.60%	(e)	4.05%

Ratio of net expenses to average net assets	8.50%	(e)	8.63%	8.12%	(f)	4.55%	(f)	4.67%	(g)	4.55%	(e)(g)	3.94%	(g)

Ratio of net expenses to average net assets excluding dividend expense (h)	7.34%	(e)	7.75%	7.38%	(f)	3.81%	(f)	3.84%	(g)	3.68%	(e)(g)	2.80%	(g)

Ratio of net expenses to average net assets excluding dividend expense, borrowing costs and brokerage expense on securities sold short (h)	2.40%	(e)	2.42%	2.47%	(f)	2.50%	(f)	2.49%	(g)	2.49%	(e)(g)	2.50%	(g)

Ratio of net investment loss to average net assets	(6.05%	)(e)	(6.73% )	(6.56%	)	(3.16%	)	(2.32%	)	(2.24%	)(e)	(2.15%	)

Portfolio turnover rate	296%	(d)	607%	751%		703%		429%		204%	(d)	536%

(a)	Fund changed fiscal year end to October 31.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes recoupment by the Advisor of prior years’ advisory fee reductions and expense reimbursements (Note 4).

(g)	Ratio was determined after advisory fee reductions (Note 4).

(h)
Dividend expense, borrowing costs and brokerage expense on securities sold short totaled 6.10%(e), 6.21%, 5.65%, 2.05%, 2.18%, 2.06%(e) and 1.44% of average net assets for the periods ended April 30, 2013, October 31, 2012, 2011, 2010, 2009 and 2008 and June 30, 2008, respectively.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012		Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Four Months Ended October 31, 2008(a)		Year Ended June 30, 2008
Net asset value at beginning of period	$13.56		$12.07		$11.98	$9.33		$6.80	$9.31		$13.08

Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.00	)(b)	(0.04)	(0.06)		(0.02)	0.01		(0.18)
Net realized and unrealized gains (losses) on investments	2.29		1.52		0.87	2.70		2.55	(2.52)		(1.79)
Total from investment operations	2.33		1.52		0.83	2.64		2.53	(2.51)		(1.97)

Less distributions:
Distributions from net investment income	(0.07)		—		—	—		(0.01)	—		—
Distributions from net realized gains from security transactions	(2.56)		(0.03)		(0.74)	—		—	—		(1.80)
Total distributions	(2.63)		(0.03)		(0.74)	—		(0.01)	—		(1.80)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)	0.00 (b)	0.01		0.01	0.00	(b)	0.00 (b)

Net asset value at end of period	$13.26		$13.56		$12.07	$11.98		$9.33	$6.80		$9.31

Total return (c)	20.44%	(d)	12.62%		6.68%	28.40%		37.41%	(26.96%	)(d)	(16.40% )

Ratios and supplemental data:
Net assets at end of period (000’s)	$58,627		$50,073		$51,274	$35,784		$16,623	$3,053		$4,581

Ratio of total expenses to average net assets	1.90%	(e)	1.95%		1.82%	2.31%		5.14%	4.44%	(e)	5.57%

Ratio of net expenses to average net assets (f)	1.75%	(e)	1.75%		1.69%	1.78%		1.88%	0.88%	(e)	2.72%

Ratio of net expenses to average net assets excluding borrowing costs (f)	1.75%	(e)	1.75%		1.68%	1.78%		1.87%	0.87%	(e)	2.68%

Ratio of net investment income (loss) to average net assets	0.62%	(e)	(0.03%	)	(0.31% )	(0.70%	)	(0.63% )	0.28%	(e)	(1.76% )

Portfolio turnover rate	341%	(d)	557%		525%	657%		320%	123%	(d)	269%

(a)	Fund changed fiscal year end to October 31.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
FINANCIAL HIGHLIGHTS*

Per share data for a share outstanding throughout each period:	Six Months Ended April 30, 2013 (Unaudited)		Period Ended October 31, 2012(a)
Net asset value at beginning of period	$11.04		$10.00

Income (loss) from investment operations:
Net investment loss	(0.12)		(0.09)
Net realized and unrealized gains (losses) on investments	(0.30)		1.13
Total from investment operations	(0.42)		1.04

Less distributions:
Distributions from net realized gains from security transactions	(0.23)		—

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)

Net asset value at end of period	$10.39		$11.04

Total return (c)	(3.89%	)(d)	10.40%	(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$115,072		$113,541

Ratio of total expenses to average net assets	2.32%	(e)	2.51%	(e)

Ratio of net expenses to average net assets (f)	2.30%	(e)	2.30%	(e)

Ratio of net investment loss to average net assets	(2.21%	)(e)	(2.19%	)(e)

Portfolio turnover rate	0%	(g)	0%	(g)

*	Consolidated financial statements (Note 1).

(a)	Represents the period from commencement of operations (December 29, 2011) through October 31, 2012.

(b)	Amount rounds to less than $0.01 per share.

(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions (Note 4).

(g)	All investments held are excluded from the calculation as they are considered to be short-term investments whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2013 (Unaudited)

1. Organization

TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (individually, a “Fund”, and collectively, the “Funds”) are each a series of TFS Capital Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. TFS Market Neutral Fund commenced operations on September 7, 2004. TFS Small Cap Fund commenced operations on March 7, 2006. TFS Hedged Futures Fund commenced operations on December 29, 2011.

The consolidated financial statements of TFS Hedged Futures Fund include TFS Hedged Futures Strategy Offshore Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled Cayman Islands subsidiary. TFS Hedged Futures Fund may invest up to 25% of its total assets in the Subsidiary. TFS Hedged Futures Fund purchases investments through the Subsidiary to provide exposure to the commodities futures market which otherwise may not be possible in a mutual fund structure. All inter-company accounts and transactions have been eliminated in consolidation for TFS Hedged Futures Fund. TFS Hedged Futures Fund and the Subsidiary each have a fiscal year end of October 31st for financial statement consolidation purposes and a nonconforming tax year end of December 31st and November 30th, respectively.

TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market, which TFS Capital LLC (the “Adviser”) defines as the S&P 500® Index. In addition, the Fund seeks to produce lower volatility than the movement of the U.S. equity market.

TFS Small Cap Fund seeks long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000® Index.

TFS Hedged Futures Fund seeks to achieve long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Futures contracts are generally valued at the last quoted sales price on the applicable valuation date. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at the official settlement price of the primary exchange on which it is traded. Prices for these futures contracts are monitored daily by the Adviser until 4:00 p.m. Eastern time to determine if fair valuation is required. Other assets and securities for which

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Funds’ investments and securities sold have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, preferred stocks, closed-end, open-end and exchange-traded funds and notes, rights, warrants, futures contracts and cash equivalents.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include common stocks that trade infrequently or their trading has been temporarily halted and U.S. treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•
Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of April 30, 2013:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,738,998,204	$42,280	$—	$1,739,040,484
Preferred Stocks	84,780	—	—	84,780
Other Investments	77,705,294	—	—	77,705,294
Corporate Bonds	—	2,805	—	2,805
Money Market Funds	17,347,013	—	—	17,347,013
Total	$1,834,135,291	$45,085	$—	$1,834,180,376
Other Financial Instruments:
Common Stocks – Sold Short	$(1,234,134,496)	$(134,922)	$(278,349)	$(1,234,547,767)
Preferred Stocks – Sold Short	(105,509)	—	—	(105,509)
Other Investments – Sold Short	(261,034,977)	—	—	(261,034,977)
Warrants – Sold Short	(17,316)	—	—	(17,316)
Total	$(1,495,292,298)	$(134,922)	$(278,349)	$(1,495,705,569)

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$57,652,215	$—	$—	$57,652,215
Money Market Funds	1,092,605	—	—	1,092,605
Total	$58,744,820	$—	$—	$58,744,820

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
U.S. Treasury Obligations	$—	$23,744,857	$—	$23,744,857
Money Market Funds	66,822,195	—	—	66,822,195
Total	$66,822,195	$23,744,857	$—	$90,567,052

Other Financial Instruments:
Futures Contracts	$61,088,932	$—	$—	$61,088,932
Futures Contracts – Sold Short	(119,651,126)	—	—	(119,651,126)
Total	$(58,562,194)	$—	$—	$(58,562,194)

Refer to each Fund’s Summary Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities valued by security type and industry type.

TFS CAPITAL INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of April 30, 2013, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers in and out of any Level. Transfers that occurred between Level 1, Level 2 and Level 3 on April 30, 2013 for TFS Market Neutral Fund due to changes in the availability of quoted prices are as follows:

	Investments	Securities Sold Short
Transfers from Level 1 to Level 2	$42,280	$(123,992)
Transfers from Level 1 to Level 3	—	(278,349)
Transfers from Level 2 to Level 1	306,425	(243,175)
Transfers from Level 3 to Level 1	1,747	(72,184)

There were no transfers between Level 2 and Level 3 as of April 30, 2013 for TFS Market Neutral Fund. There were no Level 3 securities or derivative instruments held in TFS Small Cap Fund and no Level 3 securities held in TFS Hedged Futures Fund as of April 30, 2013.

The following is a reconciliation of Level 3 investments held and securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value as of April 30, 2013. Because of the inherent uncertainty of valuation, this may differ from the values that would have been used had a ready market for the security existed and this difference could be material.

	Investments	Securities Sold Short
Balance as of October 31, 2012	$1,747	$(72,184)
Transfers in and/or out of Level 3	(1,747)	(206,165)
Balance as of April 30, 2013	$—	$(278,349)

The total amount of net unrealized appreciation on the Level 3 securities sold short at April 30, 2013 was $3,361,556.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

	Fair Value at April 30, 2013	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input*
Common Stocks - Sold Short	$(278,349)	Discount from Last Sale Price	Discount Percentage	50%	Increase

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

During the periods ended April 30, 2013 and October 31, 2012, proceeds from redemption fees totaled $76,336 and $131,452, respectively, for TFS Market Neutral Fund, $5,012 and $7,846, respectively, for TFS Small Cap Fund and $41,379 and $5,865, respectively, for TFS Hedged Futures Fund.

Investment income (expense) – Dividend income (expense) is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term gains. The tax character of distributions paid by the Funds during the periods ended April 30, 2013 and October 31, 2012 was as follows:

	Periods Ended	Ordinary Income	Long-Term Gains	Total Distributions
TFS Market Neutral Fund	4/30/2013	$—	$—	$—
	10/31/2012	$23,397,213	$5,293,726	$28,690,939
TFS Small Cap Fund	4/30/2013	$8,620,933	$565,170	$9,186,103
	10/31/2012	$322	$119,819	$120,141
TFS Hedged Futures Fund	4/30/2013	$338,325	$2,232,048	$2,570,373
	10/31/2012	$—	$—	$—

Short positions – The Funds may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as brokerage expenses on securities sold short in the Statements of Operations. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. TFS Market Neutral Fund and TFS Hedged Futures Fund both engage in short selling as a principal investment strategy while TFS Small Cap Fund does not. TFS Small Cap Fund currently intends to limit its exposure to short positions, if any, to 5% of its net assets.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Futures contracts – TFS Hedged Futures Fund is subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing its investment objective. The Fund may use futures contracts to gain exposure or to hedge against changes in the value of equities, interest rates, foreign currencies or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 5% to 15% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin receivable and/or payable are reported on the Statements of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The value of investment securities and other assets and liabilities are translated at exchange rates as of the NYSE close each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective date of such transactions.

C.
The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Federal income tax – The tax year end is October 31st for TFS Market Neutral Fund and TFS Small Cap Fund and December 31st for TFS Hedged Futures Fund. It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its ordinary income (net investment income and specified gains and losses) and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2013:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$1,787,764,256	$55,846,444	$90,565,018
Gross unrealized appreciation	$152,421,011	$4,626,923	$2,034
Gross unrealized depreciation	(106,004,891)	(1,728,547)	—
Net unrealized appreciation on investments	46,416,120	2,898,376	2,034
Net unrealized appreciation on securities sold short	7,181,835	—	—
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	24	—	—
Accumulated net investment loss	(70,867,551)	—	(1,010,898)
Undistributed long-term gains	—	—	180,107
Other gains (losses)	115,045,317	6,494,478	(3,022,106)
Accumulated earnings (deficit)	$97,775,745	$9,392,854	$(3,850,863)

As of April 30, 2013, the tax cost of securities sold short is $1,502,887,404 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for TFS Hedged Futures Fund is equal to the financial statement cost disclosed.

For the six months ended April 30, 2013, TFS Market Neutral Fund reclassified $25,740 of net realized gains from foreign currency transactions against accumulated net investment loss on the Statements of Assets and Liabilities. For the tax year ended December 31, 2012, TFS Hedged Futures Fund reclassified $1,400,900 of accumulated net investment losses and $276,872 of accumulated net realized losses against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Funds’ net assets or net asset value per share.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax periods (October 31, 2009 through October 31, 2012) of each Fund, as applicable, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended April 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $5,379,686,385 and $5,574,649,334, respectively, for TFS Market Neutral Fund, $180,530,285 and $182,196,800, respectively, for TFS Small Cap Fund and $0 and $0, respectively, for TFS Hedged Futures Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets up to $1.75 billion and 2.15% of such assets above $1.75 billion. Each of TFS Small Cap Fund and TFS Hedged Futures Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% and 2.00%, respectively, of its average daily net assets.

The Adviser has contractually agreed to reduce its advisory fees and to absorb each Fund’s operating expenses (for the life of the Funds) to the extent necessary to limit aggregate annual ordinary operating expenses (which do not include brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short and extraordinary expenses) to 2.50% of TFS Market Neutral Fund’s average daily net assets, 1.75% of TFS Small Cap Fund’s average daily net assets and 2.30% of TFS Hedged Futures Fund’s average daily net assets. During the six months ended April 30, 2013, the Adviser reduced its investment advisory fees by $40,299 with respect to TFS Small Cap Fund and $16,320 with respect to TFS Hedged Futures Fund. There were no fee reductions by the Adviser for TFS Market Neutral Fund.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the applicable Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause ordinary operating expenses to exceed the expense caps of 2.50%, 1.75% and 2.30%, respectively, for TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund. As of April 30, 2013, the Adviser has recouped all previous fee reductions for TFS Market Neutral Fund. As of April 30, 2013, the Adviser may in the future recoup fee reductions and expense reimbursements totaling $272,635 and $109,173, respectively, from TFS Small Cap Fund and TFS Hedged Futures Fund. The Adviser may recapture these amounts no later than the dates as stated below:

	October 31, 2013	October 31, 2014	October 31, 2015	April 30, 2016
TFS Small Cap Fund	$64,858	$66,738	$100,740	$40,299
TFS Hedged Futures Fund	$—	$—	$92,853	$16,320

Certain Trustees and officers of the Trust are also officers of the Adviser.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

AFFILIATED BROKER-DEALER
During the six months ended April 30, 2013, TFS Hedged Futures Fund paid commissions of $122,403 to Interactive Brokers LLC (“IB”). Richard Gates, a principal of the Adviser and a Vice President of the Trust, serves as an independent Director of IB. Based on a factual determination by the Adviser that Mr. Gates does not have a controlling influence over IB’s management or policies, the Adviser does not believe that IB is an affiliate, or an affiliate of an affiliate, of the Trust. Nevertheless, the Adviser and the Trust have determined to subject any transactions between the Funds and IB to the same procedures that would be applicable if such transactions were subject to affiliated broker provisions of Section 17(e) of the Investment Company Act of 1940, and Rule 17(e)-1 thereunder.

COMPLIANCE CONSULTING AGREEMENT
Under the terms of a Compliance Consulting Agreement, Drake Compliance, LLC (“Drake”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. In addition, a principal of Drake serves as the Trust’s Chief Compliance Officer. Drake receives $5,000 per month from the Trust, of which each Fund pays its proportionate share. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Drake, if any, including, but not limited to, postage and supplies and travel expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus Fund Solutions, LLC (“Ultimus”) supplies executive, administrative and regulatory services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.075% of its average daily net assets up to $500 million, 0.05% of such assets between $500 million and $2 billion, 0.04% of such assets between $2 billion and $3 billion, 0.03% of such assets between $3 billion and $5 billion, and 0.025% of such assets in excess of $5 billion, subject to a minimum monthly fee of $5,000.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, TFS Market Neutral Fund pays Ultimus a monthly base fee of $4,000 per month plus an asset based fee of 0.005% of average daily gross assets. TFS Small Cap Fund and TFS Hedged Futures Fund each pay Ultimus a base fee of $2,500 per month plus an asset based fee of 0.01% of the first $500 million of average daily net assets and 0.005% of such assets in excess of $500 million. In addition, each Fund pays a trade fee for trades in excess of 2,000 portfolio trades per month. Each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of its portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund pays Ultimus a

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

monthly fee for these services at an annual rate of $15 to $24 per shareholder account, depending on the nature of the account, subject to a $1,500 minimum monthly fee. In addition, the Funds reimburse Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor’s fees are paid by the Adviser.

COMPENSATION OF TRUSTEES
Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $5,000, paid quarterly, a fee of $7,500 for attendance at each in-person meeting of the Board of Trustees, a fee of $2,500 for attendance at each telephonic meeting of the Board of Trustees and a fee of $1,500 for attendance at each telephonic special meeting of the Board of Trustees. The Chairman of the Audit Committee receives an additional fee of $1,000 for each Audit Committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

5. Borrowing Costs

During the six months ended April 30, 2013, TFS Market Neutral Fund and TFS Small Cap Fund incurred $17,007 and $1,064, respectively, of borrowing costs with the Funds’ custodian bank. TFS Hedged Futures Fund incurred no borrowing costs for the six months ended April 30, 2013. As of April 30, 2013, the Funds had no outstanding borrowings. The average outstanding borrowings for the six months ended April 30, 2013 include 149 days of $0 borrowings for TFS Market Neutral Fund and 150 days of $0 borrowings for TFS Small Cap Fund. The average outstanding borrowings and average interest rate on borrowings during the six months ended April 30, 2013 were as follows:

	Average Outstanding Borrowing	Average Interest Rate
TFS Market Neutral Fund	$2,424,371	1.57%
TFS Small Cap Fund	$114,262	1.57%

6. Derivatives Transactions

TFS Hedged Futures Fund’s positions in derivative instruments as of April 30, 2013 are recorded in the following locations in the Statements of Assets and Liabilities:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures contracts	Net unrealized appreciation (depreciation) on futures contracts

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table sets forth the value of TFS Hedged Futures Fund’s derivative contracts by primary risk exposure as of April 30, 2013:

	Asset Derivatives		Liability Derivatives		Net Unrealized
Futures Contracts	Receivable	Payable	Receivable	Payable	Gain (Loss)
Commodity	$609,965	$(265,264)	$251,448	$(408,586)	$187,563
Currency	282,891	—	—	(282,908)	(17)
Financial	—	—	912,767	(1,406,223)	(493,456)
Total	$892,856	$(265,264)	$1,164,215	$(2,097,717)	$(305,910)

The following is a summary of the location of derivative investments in TFS Hedged Futures Fund’s Statement of Operations for the six months ended April 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of TFS Hedged Futures Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended April 30, 2013:

Futures Contracts	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Commodity	$(4,951,790)	$510,476
Currency	3,091,896	79,123
Financial	(1,379,773)	(1,138,975)
Total	$(3,239,667)	$(549,376)

TFS Market Neutral Fund and TFS Small Cap Fund had no transactions in derivative instruments during the six months ended April 30, 2013.

7. Investments in Other Investment Companies

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of April 30, 2013, TFS Hedged Futures Fund had 58.1% of the value of its net assets invested in money

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

market mutual funds registered under the Investment Company Act of 1940. As of April 30, 2013, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets in shares of one or more money market mutual funds.

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2012) and held until the end of the period (April 30, 2013).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 90 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s summary prospectus.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

TFS Market Neutral Fund

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,034.10	$42.87
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$982.64	$41.78

*	Expenses are equal to the annualized expense ratio of 8.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFS Small Cap Fund

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,204.40	$9.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.12	$8.75

*	Expenses are equal to the annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFS Hedged Futures Fund

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$961.10	$11.18
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.39	$11.48

*	Expenses are equal to the annualized expense ratio of 2.30% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFS CAPITAL INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC’s website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY NOTICE
FACTS	WHAT DOES THE TFS CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the TFS Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the TFS Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-534-2001

Who we are
Who is providing this notice?	TFS Capital Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the TFS Capital Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the TFS Capital Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tells us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ TFS Capital LLC, the investment adviser to the TFS Capital Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The TFS Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The TFS Capital Investment Trust does not jointly market.

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

Schedule I

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2013 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Consumer Discretionary - 14.1%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	18,316	$244,885
Ballard Power Systems, Inc. (a)	107,071	99,041
Cooper Tire & Rubber Company (b)	205,058	5,103,894
Dana Holding Corporation	6,535	112,729
Dorman Products, Inc. (b)	46,290	1,746,985
Drew Industries, Inc. (b)	14,508	523,739
Exide Technologies (a) (b)	286,960	243,084
Federal-Mogul Corporation (a) (b)	64,166	479,962
Fuel Systems Solutions, Inc. (a)	479	7,525
Gentex Corporation (b)	283,347	6,375,307
Goodyear Tire & Rubber Company (The) (a)	609	7,609
Icahn Enterprises, L.P. (a)	15,169	1,130,394
Lear Corporation	3,299	190,616
Magna International, Inc. - Class A	1,671	100,544
Modine Manufacturing Company (a) (b)	111,658	1,020,554
Motorcar Parts of America, Inc. (a)	15,032	89,891
Shiloh Industries, Inc.	2,062	20,311
Spartan Motors, Inc. (b)	29,268	155,706
Standard Motor Products, Inc. (b)	53,561	1,641,109
Stoneridge, Inc. (a) (b)	98,415	745,001
Superior Industries International, Inc. (b)	215,151	3,950,172
Tenneco, Inc. (a) (b)	177,001	6,844,629
Tongxin International Ltd. (a)	300	79
Tower International, Inc. (a)	543	8,737
UQM Technologies, Inc. (a)	25,271	17,690
Visteon Corporation (a)	11,815	694,604
		31,554,797
Automobiles - 0.0% (c)
Rush Enterprises, Inc. - Class B (a)	1,512	29,937

Distributors - 0.1%
Core-Mark Holding Company, Inc.	45,301	2,357,464
VOXX International Corporation (a)	25,017	238,412
		2,595,876
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	11,636	377,472
Capella Education Company (a)	25,767	912,667
Career Education Corporation (a)	209,713	459,271
Carriage Services, Inc.	14,948	261,441
China Education Alliance, Inc. (a)	23,244	11,903
Hillenbrand, Inc.	120,094	3,017,962
ITT Educational Services, Inc. (a)	46	842
K12, Inc. (a)	321	8,176
LifeLock, Inc. (a)	49,282	443,538
Lincoln Educational Services Corporation	37,794	210,513
Mac-Gray Corporation	5,514	71,406
Sotheby's (b)	126,858	4,500,922
Steiner Leisure Ltd. (a) (b)	17,351	840,309
Universal Technical Institute, Inc.	14,679	174,240
		11,290,662

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.1% (Continued)
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a) (b)	57,060	$1,819,073
Ameristar Casinos, Inc. (b)	161,163	4,253,091
Arcos Dorados Holdings, Inc. - Class A	8,157	111,098
Bloomin' Brands, Inc. (a)	4,699	102,203
Bob Evans Farms, Inc.	10,741	465,515
Bravo Brio Restaurant Group, Inc. (a)	39,701	674,917
Brinker International, Inc.	56	2,178
Burger King Worldwide, Inc.	49,745	897,400
Carrols Restaurant Group, Inc. (a) (b)	19,538	92,805
CEC Entertainment, Inc.	8,236	274,835
Cedar Fair, L.P.	4,074	171,108
Cheesecake Factory, Inc. (The)	4,879	194,282
Choice Hotels International, Inc.	7,481	292,208
Churchill Downs, Inc. (b)	9,520	727,899
Cracker Barrel Old Country Store, Inc.	3,861	319,459
Denny's Corporation (a)	226,386	1,283,609
Domino's Pizza, Inc.	18,437	1,017,722
Einstein Noah Restaurant Group, Inc.	123,519	1,779,909
Fiesta Restaurant Group, Inc. (a) (b)	137,457	3,747,078
Frisch's Restaurants, Inc.	14,464	236,052
Hyatt Hotels Corporation - Class A (a) (b)	78,549	3,352,471
International Speedway Corporation - Class A	12,948	425,601
Interval Leisure Group, Inc.	11,307	215,511
Isle of Capri Casinos, Inc. (a)	30,404	232,895
Jack in the Box, Inc. (a)	116,574	4,179,178
Jamba, Inc. (a)	761,107	2,024,545
Kona Grill, Inc. (a)	578	5,635
Krispy Kreme Doughnuts, Inc. (a) (b)	304,256	4,156,137
Marcus Corporation (b)	163,241	2,096,014
Marriott Vacations Worldwide Corporation (a)	7,602	345,739
Morgans Hotel Group Company (a)	2,452	15,031
MTR Gaming Group, Inc. (a)	5,956	20,548
Multimedia Games Holding Company, Inc. (a)	148,403	3,659,618
Nathan's Famous, Inc. (a)	32	1,429
Orient-Express Hotels Ltd. - Class A (a) (b)	147,500	1,489,750
Panera Bread Company - Class A (a)	1,020	180,775
Papa John's International, Inc. (a) (b)	23,116	1,456,308
Penn National Gaming, Inc. (a)	2,063	120,789
Pinnacle Entertainment, Inc. (a)	77,777	1,482,430
Premier Exhibitions, Inc. (a)	5,660	15,452
Red Robin Gourmet Burgers, Inc. (a)	12,243	592,194
Rick's Cabaret International, Inc. (a)	4,452	37,575
Ruth's Hospitality Group, Inc. (a)	85,501	847,315
Scientific Games Corporation (a) (b)	298,761	2,652,998
SHFL entertainment, Inc. (a) (b)	186,962	2,954,000
Sonic Corporation (a)	89,426	1,120,508
Speedway Motorsports, Inc.	5,655	101,960
Town Sports International Holdings, Inc. (b)	63,251	636,938
Vail Resorts, Inc.	6,136	370,001
Wendy's Company (The)	110,818	630,554
WMS Industries, Inc. (a)	34,404	873,173
		54,755,513

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.1% (Continued)
Household Durables - 0.6%
American Greetings Corporation - Class A	89,246	$1,645,696
Bassett Furniture Industries, Inc.	248	3,480
Comstock Holding Companies, Inc. - Class A (a)	5,401	15,285
CSS Industries, Inc.	5,947	170,441
D.R. Horton, Inc.	4,093	106,745
Furniture Brands International, Inc. (a)	36,907	40,598
Helen of Troy Ltd. (a) (b)	20,733	723,167
iRobot Corporation (a)	39,860	1,159,527
Kid Brands, Inc. (a) (b)	2,418	2,732
La-Z-Boy, Inc.	39,407	711,690
Libbey, Inc. (a) (b)	64,464	1,248,668
MDC Holdings, Inc.	27,810	1,045,656
Mohawk Industries, Inc. (a)	1,053	116,757
NIVS IntelliMedia Technology Group, Inc. (a) (b)	242,917	656
Skyline Corporation (a)	6,997	31,696
Taylor Morrison Home Corporation - Class A (a)	57,170	1,473,843
TRI Pointe Homes, Inc. (a)	13,646	259,274
Tupperware Brands Corporation	1,635	131,291
Universal Electronics, Inc. (a)	59,339	1,363,610
		10,250,812
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.COM, Inc. - Class A (a)	220,318	1,306,486
Amazon.com, Inc. (a)	443	112,438
Blue Nile, Inc. (a)	43,357	1,414,739
CafePress, Inc. (a)	24,948	143,950
Geeknet, Inc. (a)	1,286	16,821
HomeAway, Inc. (a)	19,348	591,081
HSN, Inc.	3,187	167,572
Liberty Ventures - Series A (a)	1,736	127,544
MakeMyTrip Ltd. (a)	649	8,333
Orbitz Worldwide, Inc. (a) (b)	281,189	1,681,510
Shutterfly, Inc. (a) (b)	125,514	5,589,138
TripAdviser, Inc. (a)	1,720	90,438
ValueVision Media, Inc. (a) (b)	56,823	244,339
		11,494,389
Leisure Equipment & Products - 0.1%
LeapFrog Enterprises, Inc. (a)	241,212	2,156,435
Nautilus, Inc. (a)	488	3,358
Steinway Musical Instruments, Inc. (a)	10,426	260,024
		2,419,817
Media - 2.8%
AMC Networks, Inc. - Class A (a)	2,321	146,246
Arbitron, Inc. (b)	30,564	1,427,033
Ballantyne Strong, Inc. (a)	18,904	84,879
Belo Corporation - Class A	58,457	626,659
Cablevision Systems Corporation - Class A (b)	336,245	4,996,601
Carmike Cinemas, Inc. (a)	89,035	1,563,455
CBS Corporation - Class A	2,090	95,806
Charter Communications, Inc. - Class A (a)	979	98,624
Cinemark Holdings, Inc.	5,321	164,366
CTC Media, Inc.	8,448	105,515
Discovery Communications, Inc. - Class C (a)	1,683	119,308

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.1% (Continued)
Media - 2.8% (Continued)
E.W. Scripps Company (The) - Class A (a)	449,863	$6,248,597
Entravision Communications Corporation - Class A	848,377	3,274,735
Fisher Communications, Inc. (b)	18,254	756,081
Global Sources Ltd. (a)	57,840	394,469
Gray Television, Inc. (a)	452,282	2,871,991
Harte-Hanks, Inc. (b)	225,061	1,784,734
IMAX Corporation (a)	100	2,553
Insignia Systems, Inc. (a)	21,408	42,174
John Wiley & Sons, Inc. - Class A (b)	95,108	3,630,272
Journal Communications, Inc. (a)	308,585	2,101,464
Lamar Advertising Company - Class A (a)	2,750	128,755
Liberty Media Corporation (a)	2,447	281,111
LIN TV Corporation - Class A (a)	322,821	3,973,926
Live Nation Entertainment, Inc. (a) (b)	272,165	3,437,444
Madison Square Garden Company (The) - Class A (a)	52	3,134
Martha Stewart Living Omnimedia, Inc. - Class A (a)	30,113	74,379
MDC Partners, Inc. (b)	55,314	945,316
National CineMedia, Inc.	70,789	1,149,613
Nexstar Broadcasting Group, Inc.	154,925	3,772,424
Outdoor Channel Holdings, Inc.	1,701	14,884
ReachLocal, Inc. (a)	21,091	351,587
Reading International, Inc. (a)	2,703	15,731
Rentrak Corporation (a)	15,153	343,064
Salem Communications Corporation - Class A	81,253	745,903
Shaw Communications, Inc. - Class B	6,503	147,943
Shutterstock, Inc. (a)	12,247	510,700
Sinclair Broadcast Group, Inc. - Class A (b)	205,629	5,510,857
Sirius XM Radio, Inc.	43,131	140,176
Starz - Series A (a)	33,018	771,961
		52,854,470
Multiline Retail - 0.3%
Big Lots, Inc. (a) (b)	114,072	4,154,502
Dillard's, Inc. (b)	1,562	128,725
Dollar General Corporation (a)	1,778	92,616
Gordmans Stores, Inc. (a) (b)	145,639	1,642,808
Tuesday Morning Corporation (a)	27,355	221,849
		6,240,500
Specialty Retail - 2.8%
Aaron's, Inc.	39,413	1,131,547
Advance Auto Parts, Inc.	4,270	358,168
ANN, INC. (a)	24,602	726,743
Asbury Automotive Group, Inc. (a)	19,596	785,604
Ascena Retail Group, Inc. (a) (b)	263,018	4,865,833
AutoNation, Inc. (a)	4,007	182,359
Big 5 Sporting Goods Corporation	13,800	231,840
Cato Corporation (The) - Class A (b)	42,069	1,010,077
Chico's FAS, Inc.	37,872	691,921
Children's Place Retail Stores, Inc. (The) (a)	7,936	388,229
Christopher & Banks Corporation (a) (b)	246,607	1,713,919
Destination Maternity Corporation (b)	21,701	515,399
Destination XL Group, Inc. (a)	164,729	820,350
Express, Inc. (a) (b)	317,889	5,788,759

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.1% (Continued)
Specialty Retail - 2.8% (Continued)
Finish Line, Inc. (The) - Class A	23,269	$451,186
Five Below, Inc. (a)	10,091	363,175
GameStop Corporation - Class A	51,113	1,783,844
Genesco, Inc. (a)	6,811	419,217
Haverty Furniture Companies, Inc.	97,607	2,321,094
hhgregg, Inc. (a)	110,257	1,489,572
Kirkland's, Inc. (a)	166,461	2,007,520
MarineMax, Inc. (a)	2,526	29,276
Men's Wearhouse, Inc. (The) (b)	160,141	5,364,723
New York & Company, Inc. (a)	53,744	239,698
O'Reilly Automotive, Inc. (a)	1,523	163,448
Pacific Sunwear of California, Inc. (a)	17,924	49,291
Penske Automotive Group, Inc. (b)	132,043	4,082,770
Perfumania Holdings, Inc. (a)	3,369	20,989
Restoration Hardware Holdings, Inc. (a)	12,906	502,689
Sears Hometown and Outlet Stores, Inc. (a)	68,963	3,076,439
Shoe Carnival, Inc. (b)	97,121	2,023,030
Signet Jewelers Ltd.	1,490	102,408
Stein Mart, Inc. (b)	22,886	181,028
Tile Shop Holdings, Inc. (The) (a)	18,476	458,205
TravelCenters of America, LLC (a) (b)	96,923	1,116,553
Trinity Place Holdings, Inc. (a)	160	872
Vitamin Shoppe, Inc. (a)	24,615	1,209,827
West Marine, Inc. (a)	2,667	31,551
Wet Seal, Inc. (The) - Class A (a) (b)	1,346,335	4,389,052
Winmark Corporation	1,409	87,175
Zale Corporation (a)	158,433	703,442
		51,878,822
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc. (a)	4,484	293,209
Columbia Sportswear Company	49,393	2,894,430
CROCS, Inc. (a)	30,173	483,371
Culp, Inc.	67,828	1,101,527
Deckers Outdoor Corporation (a)	70,938	3,910,102
Fifth & Pacific Companies, Inc. (a)	43,729	901,692
Fossil, Inc. (a)	1,238	121,472
Fuqi International, Inc. (a)	116,203	159,198
G-III Apparel Group Ltd. (a)	13,230	537,932
Gildan Activewear, Inc. - Class A	4,187	168,443
Hanesbrands, Inc. (a)	2,363	118,528
Iconix Brand Group, Inc. (a)	10,298	295,038
Joe's Jeans, Inc. (a)	163,612	287,957
Jones Group, Inc. (The)	52,494	734,916
K-Swiss, Inc. - Class A (a)	21,416	101,512
LJ International, Inc. (a) (b)	66,892	128,433
Maidenform Brands, Inc. (a)	25,903	466,254
Movado Group, Inc.	85,076	2,572,698
Oxford Industries, Inc.	14,044	830,422
Perry Ellis International, Inc.	15,544	273,108
PVH Corporation	914	105,485
Quiksilver, Inc. (a)	58,268	392,144
Rocky Brands, Inc. (a)	9,490	140,452

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Discretionary - 14.1% (Continued)
Textiles, Apparel & Luxury Goods - 1.6% (Continued)
Skechers U.S.A., Inc. - Class A (a)	147,528	$3,065,632
Steven Madden Ltd. (a) (b)	133,160	6,475,571
True Religion Apparel, Inc.	21,966	594,400
Tumi Holdings, Inc. (a)	35,252	811,853
Unifi, Inc. (a)	91,841	1,790,899
		29,756,678
Consumer Staples - 2.3%
Beverages - 0.1%
Brown-Forman Corporation - Class B	3,874	273,117
Coca-Cola Bottling Company Consolidated (b)	16,891	1,038,796
Cott Corporation (b)	111,750	1,223,663
Dr Pepper Snapple Group, Inc.	3,283	160,309
National Beverage Corporation	12,022	177,084
		2,872,969
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	37,139	2,024,818
Casey's General Stores, Inc.	6,748	390,777
Fresh Market, Inc. (The) (a)	4,016	164,375
Harris Teeter Supermarkets, Inc.	9,823	410,503
Ingles Markets, Inc. - Class A (b)	9,606	204,800
Nash Finch Company (b)	11,340	233,037
Pantry, Inc. (The) (a)	66,581	972,749
Pizza Inn Holdings, Inc. (a)	8,415	66,815
PriceSmart, Inc.	15,217	1,357,813
Rite Aid Corporation (a) (b)	1,262,734	3,346,245
Spartan Stores, Inc.	18,953	318,031
Village Super Market, Inc. - Class A	3,306	116,371
		9,606,334
Food Products - 1.0%
Adecoagro, S.A. (a) (b)	174,029	1,298,256
Alico, Inc.	3,873	161,930
Amira Nature Foods Ltd. (a)	979	7,499
B&G Foods, Inc.	35	1,080
Boulder Brands, Inc. (a)	1,319	11,884
Cal-Maine Foods, Inc.	8,528	363,975
Campbell Soup Company	3,744	173,759
Chiquita Brands International, Inc. (a)	109,326	943,483
Darling International, Inc. (a)	43,900	812,589
DE Master Blenders 1753 N.V. (a)	22,600	358,338
Farmer Brothers Company (a)	69,664	1,055,410
Flowers Foods, Inc.	5,036	165,886
H.J. Heinz Company	2,993	216,753
Hormel Foods Corporation	4,246	175,232
Ingredion, Inc.	1,269	91,381
Inventure Foods, Inc. (a)	2,961	22,681
J & J Snack Foods Corporation	34,280	2,571,686
John B. Sanfilippo & Son, Inc.	9,957	208,898
Lancaster Colony Corporation	5,064	399,702
Limoneira Company	203	3,782
Mead Johnson Nutrition Company	1,426	115,634
Mondelez International, Inc. - Class A	4,341	136,524
Omega Protein Corporation (a) (b)	313,780	2,921,292

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Consumer Staples - 2.3% (Continued)
Food Products - 1.0% (Continued)
Origin Agritech Ltd. (a) (b)	51,894	$91,333
Pilgrim's Pride Corporation (a) (b)	234,845	2,299,133
Post Holdings, Inc. (a)	15,147	663,287
S&W Seed Company (a)	13,578	125,325
Sanderson Farms, Inc.	17,082	1,046,443
Seneca Foods Corporation - Class A (a)	15,372	500,973
Smithfield Foods, Inc. (a)	12,971	332,058
SunOpta, Inc. (a) (b)	43,802	318,441
TreeHouse Foods, Inc. (a)	4,139	263,696
Zhongpin, Inc. (a)	8,028	104,043
		17,962,386
Household Products - 0.1%
Central Garden & Pet Company (a)	25,949	227,054
Church & Dwight Company, Inc.	2,562	163,686
Harbinger Group, Inc. (a)	19,833	179,290
Orchids Paper Products Company	671	15,433
Spectrum Brands Holdings, Inc.	13,494	755,664
WD-40 Company	7,660	413,104
		1,754,231
Personal Products - 0.6%
American Oriental Bioengineering, Inc. (a)	6,349	3,175
Avon Products, Inc.	4,572	105,888
Elizabeth Arden, Inc. (a)	521	21,335
Female Health Company (The)	22,803	174,899
Inter Parfums, Inc. (b)	102,329	2,964,471
Nature's Sunshine Products, Inc.	2,162	31,630
Neptune Technologies & Bioressources, Inc. (a)	81,936	217,130
Nutraceutical International Corporation	11,047	204,038
Prestige Brands Holdings, Inc. (a) (b)	207,957	5,604,441
Revlon, Inc. (a) (b)	96,731	1,871,745
		11,198,752
Tobacco - 0.0% (c)
Universal Corporation	4,528	260,587
Vector Group Ltd.	12,940	211,051
		471,638
Energy - 8.6%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a) (b)	30,844	1,512,898
Basic Energy Services, Inc. (a)	144,342	1,981,816
Bolt Technology Corporation	3,424	54,784
Bristow Group, Inc.	5,061	319,855
CARBO Ceramics, Inc.	25,070	1,771,195
Core Laboratories N.V.	1,851	267,988
Dawson Geophysical Company (a) (b)	51,735	1,590,334
Exterran Holdings, Inc. (a) (b)	186,300	4,922,046
Exterran Partners, L.P.	17,959	508,240
Forum Energy Technologies, Inc. (a)	12,850	357,359
Geokinetics, Inc. (a)	342	3
Geospace Technologies Corporation (a)	6,291	530,772
Global Geophysical Services, Inc. (a)	256,244	932,728
Gulf Island Fabrication, Inc.	34,121	701,528
Hercules Offshore, Inc. (a)	44,658	329,129

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 8.6% (Continued)
Energy Equipment & Services - 2.4% (Continued)
Hornbeck Offshore Services, Inc. (a)	1,828	$82,114
ION Geophysical Corporation (a)	81,488	508,485
Key Energy Services, Inc. (a)	383,759	2,279,528
Lufkin Industries, Inc.	129,954	11,473,639
Matrix Service Company (a)	204,991	3,081,015
Natural Gas Services Group, Inc. (a)	1,030	20,796
North American Energy Partners, Inc. (a) (b)	23,163	93,810
Pacific Drilling, S.A. (a)	21,204	211,616
Parker Drilling Company (a) (b)	470,530	1,938,584
Patterson-UTI Energy, Inc.	5,522	116,459
PHI, Inc. (a)	1,639	45,515
Pioneer Energy Services Corporation (a)	457,953	3,228,569
Precision Drilling Corporation	30,897	250,266
RigNet, Inc. (a)	9,480	229,416
SEACOR Holdings, Inc.	2,867	206,739
Seadrill Ltd.	7,287	280,477
Seadrill Partners LLC	5,644	156,169
Tesco Corporation (a)	1,242	15,152
TETRA Technologies, Inc. (a)	47,020	429,293
TGC Industries, Inc. (b)	18,635	165,295
Unit Corporation (a) (b)	44,778	1,882,019
Weatherford International Ltd. (a)	13,270	169,723
Willbros Group, Inc. (a)	312,468	2,968,446
		45,613,800
Oil, Gas & Consumable Fuels - 6.2%
Abraxas Petroleum Corporation (a)	445,658	998,274
Adams Resources & Energy, Inc.	2,434	120,946
Advantage Oil & Gas Ltd. (a) (b)	297,456	1,180,900
Alliance Holdings GP, L.P.	1,639	101,880
Alon USA Energy, Inc. (b)	186,188	3,090,721
Alon USA Partners, L.P.	36	893
Alpha Natural Resources, Inc. (a)	432,612	3,209,981
American Midstream Partners, L.P.	3,378	63,000
Atlas Resource Partners, L.P.	27,675	707,096
Baytex Energy Corporation	6,801	268,368
Bellatrix Exploration Ltd. (a)	4,985	31,057
Berry Petroleum Company - Class A	32	1,533
Boardwalk Pipeline Partners, L.P. (b)	8,081	244,289
Bonanza Creek Energy, Inc. (a)	8,772	301,318
Buckeye Partners, L.P.	1,569	96,933
Callon Petroleum Company (a) (b)	230,082	823,694
Cameco Corporation	10,898	212,620
Carrizo Oil & Gas, Inc. (a) (b)	198,365	4,804,400
Cheniere Energy Partners, L.P.	26,275	717,308
Clayton Williams Energy, Inc. (a)	4,448	171,693
Cobalt International Energy, Inc. (a)	4,157	116,147
Comstock Resources, Inc. (a)	4,427	69,327
ConocoPhillips	2,671	161,462
Crestwood Midstream Partners, L.P. (b)	20,083	481,590
Cross Timbers Royalty Trust	21,315	615,790
Crosstex Energy, Inc. (b)	86,497	1,592,410
Crosstex Energy, L.P.	34,494	623,996

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 8.6% (Continued)
Oil, Gas & Consumable Fuels - 6.2% (Continued)
Delek Logistics Partners, L.P.	14,569	$439,984
Delek US Holdings, Inc.	73,032	2,635,725
Denison Mines Corporation (a)	322,050	399,342
Diamondback Energy, Inc. (a)	14,720	386,547
Dorchester Minerals, L.P. (b)	41,019	964,357
Eagle Rock Energy Partners, L.P.	26,969	274,544
Eastern American Natural Gas Trust	2,855	59,498
ECA Marcellus Trust I	13,462	180,256
El Paso Pipeline Partners, L.P.	2,131	91,292
Enbridge Energy Management, LLC (a)	1	1
Encana Corporation	8,787	162,120
Enduro Royalty Trust	51,382	838,040
Energen Corporation	5,189	246,062
EPL Oil & Gas, Inc. (a)	27,567	900,614
EQT Midstream Partners, L.P.	1,174	54,356
EV Energy Partners, L.P.	3,104	144,522
Evolution Petroleum Corporation (a)	13,534	134,528
Forest Oil Corporation (a) (b)	896,024	3,754,341
FX Energy, Inc. (a)	196,503	754,572
GasLog Ltd. (b)	99,758	1,276,902
Gastar Exploration Ltd. (a)	736,074	2,061,007
GeoMet, Inc. (a)	1,636	262
Golar LNG Ltd. (b)	133,739	4,469,557
Golar LNG Partners, L.P.	25,944	847,591
Goodrich Petroleum Corporation (a) (b)	317,793	4,144,021
Gran Tierra Energy, Inc. (a) (b)	273,276	1,511,216
Green Plains Renewable Energy, Inc. (a)	49,299	616,731
Gulfport Energy Corporation (a)	5,152	268,883
Halcon Resources Corporation (a)	529,046	3,459,961
Imperial Oil Ltd.	4,819	192,134
Inergy, L.P. (b)	10,383	228,322
Kinder Morgan Management, LLC (a)	1	15
Kodiak Oil & Gas Corporation (a) (b)	603,575	4,725,992
Kosmos Energy Ltd. (a)	25,026	275,036
Laredo Petroleum Holdings, Inc. (a)	28,262	486,106
Legacy Reserves, L.P.	3,781	100,858
Lehigh Gas Partners, L.P.	30,956	741,396
Lone Pine Resources, Inc. (a) (b)	633,931	621,252
Long Run Exploration Ltd. (a) (d)	1	4
Longwei Petroleum Investment Holding Ltd. (a)	76,597	4,297
LRR Energy, L.P.	38,507	644,222
Martin Midstream Partners, L.P. (b)	22,400	930,048
McMoRan Exploration Company (a)	31	513
Memorial Production Partners, L.P.	25,070	482,848
Mid-Con Energy Partners, L.P.	32,335	807,728
Midstates Petroleum Company, Inc. (a)	249,145	1,437,567
MV Oil Trust	24,616	668,571
Navios Maritime Acquisition Corporation	7,767	26,097
New Source Energy Partners, L.P.	4,324	88,642
Newfield Exploration Company (a)	234,308	5,105,571
NGL Energy Partners, L.P.	268	7,871
Niska Gas Storage Partners, LLC	582	8,858

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 8.6% (Continued)
Oil, Gas & Consumable Fuels - 6.2% (Continued)
North European Oil Royalty Trust	295	$7,292
Northern Tier Energy, L.P. (b)	143,209	3,777,853
NuStar GP Holdings, LLC	28,925	880,766
Oiltanking Partners, L.P.	6,016	302,304
PAA Natural Gas Storage, L.P. (b)	34,232	776,724
Pacific Coast Oil Trust	37,192	668,340
Pembina Pipeline Corporation	4,280	140,384
Pengrowth Energy Corporation	123,645	625,644
Penn Virginia Corporation (b)	1,051,715	4,238,411
Permian Basin Royalty Trust	53,538	679,933
PetroQuest Energy, Inc. (a)	40,710	174,239
Pioneer Southwest Energy Partners, L.P.	21,707	568,723
PostRock Energy Corporation (a)	23,547	34,143
QEP Resources, Inc. (b)	4,477	128,535
QR Energy, L.P.	41,589	759,415
Quicksilver Resources, Inc. (a) (b)	1,500,709	3,781,787
Regency Energy Partners, L.P.	3,360	87,696
Rentech, Inc. (b)	1,794,213	3,714,021
REX American Resources Corporation (a)	6,114	114,271
Rose Rock Midstream, L.P.	2,325	91,559
Rosetta Resources, Inc. (a)	3,056	131,133
SandRidge Mississippian Trust II	62,905	775,619
SandRidge Permian Trust (b)	59,361	833,428
Scorpio Tankers, Inc. (a)	165,260	1,429,499
SemGroup Corporation - Class A (a)	3,517	182,356
Ship Finance International Ltd.	13,832	227,951
Southcross Energy Partners, L.P.	7,037	152,210
Spectra Energy Partners, L.P.	2,309	87,603
StealthGas, Inc. (a)	56,788	587,188
Stone Energy Corporation (a)	6,848	135,111
Summit Midstream Partners, L.P.	14,738	402,642
Sunoco Logistics Partners, L.P.	1,481	91,985
Swift Energy Company (a)	267,603	3,462,783
Synergy Resources Corporation (a)	258,207	1,742,897
Syntroleum Corporation (a)	284	1,173
Talisman Energy, Inc.	9,159	108,901
Targa Resources Corporation	32,979	2,168,699
Teekay Corporation	19,549	695,944
Teekay LNG Partners, L.P.	2,156	89,884
Tengasco, Inc. (a)	45,716	25,235
Tesoro Logistics, L.P.	4,415	263,134
TransAtlantic Petroleum Ltd. (a) (b)	198,962	159,170
TransCanada Corporation	3,659	181,157
TransGlobe Energy Corporation (a) (b)	124,899	989,200
TransMontaigne Partners, L.P. (b)	14,265	683,294
Triangle Petroleum Corporation (a)	141,409	776,335
Tsakos Energy Navigation Ltd. (b)	227,592	860,298
VAALCO Energy, Inc. (a)	108,970	732,278
VOC Energy Trust	39,608	527,579
Warren Resources, Inc. (a) (b)	671,860	1,766,992
Western Gas Partners, L.P.	3,577	216,265
Western Refining, Inc.	100,082	3,093,535

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Energy - 8.6% (Continued)
Oil, Gas & Consumable Fuels - 6.2% (Continued)
Whiting USA Trust II	72,985	$1,033,468
WPX Energy, Inc. (a)	23,808	372,119
ZaZa Energy Corporation (a)	14,837	18,843
		116,026,354
Financials - 16.4%
Capital Markets - 3.4%
Apollo Global Management, LLC - Class A (b)	165,736	4,461,613
Arlington Asset Investment Corporation - Class A	41,851	1,133,744
Artio Global Investors, Inc.	692,436	1,897,275
Artisan Partners Asset Management, Inc. (a)	17,411	649,430
BGC Partners, Inc. - Class A (b)	738,385	4,223,562
BlackRock Kelso Capital Corporation	103,514	1,029,964
Blackstone Group, L.P. (The) (b)	96,684	1,986,856
Capital Southwest Corporation	43	5,061
Carlyle Group, L.P. (The)	119,487	3,880,938
Cowen Group, Inc. (a)	235,397	602,616
Eaton Vance Corporation	3,470	138,384
Ellington Financial, LLC	21,167	547,802
Evercore Partners, Inc. - Class A (b)	120,329	4,542,420
FBR & Company (a)	15,797	329,051
Federated Investors, Inc. - Class B (b)	98,395	2,259,149
FirstCity Financial Corporation (a)	2,550	25,168
Fortress Investment Group, LLC - Class A (b)	141,308	910,024
GAMCO Investors, Inc. - Class A	6,675	350,437
Garrison Capital, Inc. (a)	1,876	28,403
GFI Group, Inc. (b)	53,474	214,431
Gladstone Capital Corporation	66,333	614,907
Gleacher & Company, Inc. (a)	1,509	1,038
Golub Capital BDC, Inc. (b)	282,832	4,986,328
Greenhill & Company, Inc.	47,902	2,212,593
GSV Capital Corporation (a)	83,932	645,437
HFF, Inc. - Class A	26,975	565,126
Horizon Technology Finance Corporation	30,741	451,585
ICG Group, Inc. (a)	10,388	123,306
KKR & Company, L.P. (b)	202,777	4,258,317
LPL Financial Holdings, Inc.	9,138	315,809
Manning & Napier, Inc.	41,878	733,284
MCG Capital Corporation	22,474	115,516
Medallion Financial Corporation	88,444	1,321,353
Monroe Capital Corporation	8,961	136,297
New Mountain Finance Corporation	95,599	1,456,929
NGP Capital Resources Company	423	2,817
Oaktree Capital Group, LLC (b)	27,664	1,436,315
Och-Ziff Capital Management Group, LLC (b)	541,203	5,552,743
Oppenheimer Holdings, Inc.	8,571	158,563
PennantPark Floating Rate Capital Ltd.	612	8,666
PennantPark Investment Corporation	139,430	1,631,331
Prospect Capital Corporation	169,984	1,874,924
SEI Investments Company	8,420	241,317
Solar Senior Capital Ltd.	6,268	120,158
Steel Excel, Inc. (a)	7,701	207,927
SWS Group, Inc. (a)	86,533	492,373

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.4% (Continued)
Capital Markets - 3.4% (Continued)
TCP Capital Corporation	25,369	$397,532
TD AMERITRADE Holding Corporation	4,645	92,482
THL Credit, Inc.	137,110	2,108,752
Virtus Investment Partners, Inc. (a) (b)	1,119	213,729
Waddell & Reed Financial, Inc. - Class A	3,263	139,885
Westwood Holdings Group, Inc.	336	14,683
WhiteHorse Finance, Inc.	31,608	500,987
WisdomTree Investments, Inc. (a)	189,077	2,193,293
		64,542,630
Commercial Banks - 2.0%
1st Source Corporation	11,856	278,972
Access National Corporation	3,638	45,730
Associated Banc-Corp	6,398	91,299
BancFirst Corporation	1,807	75,605
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	11,036	250,407
Bancorp, Inc. (The) (a) (b)	21,099	274,287
Bank of Hawaii Corporation	1,847	88,083
Bank of Nova Scotia	1,749	100,812
Banner Corporation	285	9,311
BOK Financial Corporation	2,941	183,783
BSB Bancorp, Inc. (a)	675	9,281
Canadian Imperial Bank of Commerce	1,253	100,265
Capital Bank Financial Corporation - Class A (a)	21,436	383,061
CapitalSource, Inc.	25,431	227,607
Cardinal Financial Corporation	9,165	139,766
Cathay General Bancorp	393	7,746
CenterState Banks, Inc.	3,224	26,824
Central Pacific Financial Corporation (a)	21,487	361,841
Chemical Financial Corporation	1,447	35,886
ConnectOne Bancorp, Inc. (a)	6,327	183,483
Credicorp Ltd.	1,214	182,816
CVB Financial Corporation	12,619	137,169
Eagle Bancorp, Inc. (a)	14,000	323,820
East West Bancorp, Inc.	4,364	106,176
Financial Institutions, Inc.	331	6,332
First Bancorp (North Carolina)	1,202	15,638
First Commonwealth Financial Corporation	828	5,920
First Financial Corporation	9,523	294,165
First Horizon National Corporation (b)	457,063	4,753,455
First Interstate BancSystem, Inc.	111,734	2,270,435
First Merchants Corporation	19,512	316,680
First Midwest Bancorp, Inc.	38,841	487,455
First Niagara Financial Group, Inc.	24,027	228,497
First of Long Island Corporation (The)	1,179	35,618
First Republic Bank (b)	7,053	267,873
Great Southern Bancorp, Inc.	5,156	135,964
Hancock Holding Company	43,617	1,189,436
Hanmi Financial Corporation (a)	45,486	701,849
Home BancShares, Inc.	31,677	1,258,210
HomeTrust Bancshares, Inc. (a)	5,935	94,663
Huntington Bancshares, Inc.	12,782	91,647

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.4% (Continued)
Commercial Banks - 2.0% (Continued)
Independent Bank Group, Inc. (a)	2,722	$77,686
Investors Bancorp, Inc.	71,492	1,415,542
Lakeland Financial Corporation	8,874	237,823
MB Financial, Inc.	13,322	329,853
Metro Bancorp, Inc. (a)	6,207	110,174
National Bank Holdings Corporation - Class A	23,141	417,926
NBT Bancorp, Inc.	21,317	431,669
Old National Bancorp	23,148	281,943
OptimumBank Holdings, Inc. (a)	3,546	1,464
Pacific Premier Bancorp, Inc. (a)	66,025	802,204
Park Sterling Corporation (a)	1,899	10,881
Patriot National Bancorp (a)	6	9
Preferred Bank (a)	488	8,052
PrivateBancorp, Inc.	6,427	123,270
Sandy Spring Bancorp, Inc.	5,379	110,162
SCBT Financial Corporation	4,905	234,312
Seacoast Banking Corporation of Florida (a)	17,914	38,336
Signature Bank Corporation (a)	11,384	815,208
Sterling Bancorp	46,010	518,993
Sun Bancorp, Inc. (a) (b)	42,875	138,058
Susquehanna Bancshares, Inc. (b)	228,885	2,671,088
SVB Financial Group (a)	1,950	138,665
Synovus Financial Corporation (b)	2,341,011	6,297,320
TriCo Bancshares	500	8,735
Trustmark Corporation	52,918	1,299,137
UMB Financial Corporation	3,443	173,321
Union First Market Bankshares Corporation	5,417	102,435
United Community Banks, Inc. (a) (b)	231,034	2,529,822
Virginia Commerce Bancorp (a)	82,342	1,106,676
Washington Trust Bancorp, Inc.	1,671	44,699
Webster Financial Corporation	6,242	145,876
WesBanco, Inc.	19,378	485,031
Westbury Bancorp, Inc. (a)	2,414	31,865
Wilshire Bancorp, Inc. (a)	124,748	797,140
		37,713,242
Consumer Finance - 0.6%
Cash America International, Inc.	62,684	2,734,903
DFC Global Corporation (a)	183,461	2,476,723
EZCORP, Inc. - Class A (a) (b)	78,057	1,319,163
First Cash Financial Services, Inc. (a)	37,014	1,905,111
Imperial Holdings, Inc. (a)	293	1,178
Nelnet, Inc. - Class A (b)	80,811	2,747,574
NetSpend Holdings, Inc. (a)	14,652	233,846
		11,418,498
Diversified Financial Services - 0.6%
Asset Acceptance Capital Corporation (a)	150,427	973,263
Cohen & Steers, Inc.	27,754	1,096,561
Compass Diversified Holdings, Inc.	36,974	625,230
Consumer Portfolio Services, Inc. (a)	182,965	1,686,937
Global Eagle Entertainment, Inc. (a)	16,868	162,270
Leucadia National Corporation	5,632	173,973
MarketAxess Holdings, Inc. (b)	108,567	4,594,556

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.4% (Continued)
Diversified Financial Services - 0.6% (Continued)
Marlin Business Services Corporation	8,513	$206,270
MSCI, Inc. - Class A (a)	3,914	133,467
PHH Corporation (a)	80,368	1,694,157
PICO Holdings, Inc. (a)	658	14,279
Primus Guaranty Ltd. (a)	845	8,661
ROI Acquisition Corporation (a)	16,496	297,340
Texas Pacific Land Trust	1,055	75,570
		11,742,534
Insurance - 4.0%
Alterra Capital Holdings Ltd.	46,147	1,502,085
American National Insurance Company (b)	8,701	818,155
American Safety Insurance Holdings Ltd. (a)	25,447	612,764
AMERISAFE, Inc.	37,361	1,220,210
AmTrust Financial Services, Inc.	5,646	178,752
Arch Capital Group Ltd. (a)	2,818	149,523
Argo Group International Holdings Ltd.	2,984	123,687
Arthur J. Gallagher & Company	3,736	158,593
Aspen Insurance Holdings Ltd. (b)	35,401	1,351,964
Assurant, Inc.	2,728	129,689
Axis Capital Holdings Ltd.	6,081	271,395
Berkley (W.R.) Corporation	8,404	364,902
Brown & Brown, Inc. (b)	5,075	157,274
Citizens, Inc. (a)	6,618	43,282
CNO Financial Group, Inc. (b)	455,644	5,157,890
Employers Holdings, Inc. (b)	90,467	2,049,078
Endurance Specialty Holdings Ltd. (b)	128,382	6,286,867
FBL Financial Group, Inc. - Class A	21,616	849,725
Fidelity National Financial, Inc. - Class A	7,194	193,159
First American Financial Corporation (b)	98,817	2,645,331
Genworth Financial, Inc. - Class A (a)	16,105	161,533
Global Indemnity plc (a)	29	646
Greenlight Capital Re Ltd. - Class A (a)	15,830	389,576
Hanover Insurance Group, Inc. (The) (b)	155,397	7,836,671
HCC Insurance Holdings, Inc. (b)	14,918	635,507
Health Insurance Innovations, Inc. (a)	11,304	169,560
Hilltop Holdings, Inc. (a)	145,009	1,941,671
Horace Mann Educators Corporation (b)	150,432	3,392,242
Infinity Property & Casualty Corporation (b)	24,090	1,366,867
Kansas City Life Insurance Company (b)	3,631	131,079
Kemper Corporation	16,078	512,245
Maiden Holdings Ltd. (b)	97,745	1,009,706
Markel Corporation (a)	305	163,556
MBIA, Inc. (a)	207	1,958
Meadowbrook Insurance Group, Inc.	53	412
Mercury General Corporation (b)	141,378	6,462,388
National Interstate Corporation	4,284	124,450
Navigators Group, Inc. (The) (a)	17,369	1,005,318
Old Republic International Corporation (b)	429,243	5,794,781
OneBeacon Insurance Group Ltd. - Class A	170,113	2,311,836
Platinum Underwriters Holdings Ltd.	1,492	84,671
ProAssurance Corporation	18,541	908,324
Protective Life Corporation (b)	148,541	5,653,470

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.4% (Continued)
Insurance - 4.0% (Continued)
Reinsurance Group of America, Inc.	2,546	$159,252
RLI Corporation	705	50,654
Safety Insurance Group, Inc. (b)	24,828	1,233,207
Selective Insurance Group, Inc.	17,933	420,170
State Auto Financial Corporation	7,330	127,395
Stewart Information Services Corporation	32,619	882,996
Sun Life Financial, Inc.	13,890	391,559
Symetra Financial Corporation (b)	285,832	3,895,890
United Fire Group, Inc. (b)	59,230	1,656,071
United Insurance Holdings Corporation	6,897	39,934
Universal Insurance Holdings, Inc.	200,345	1,198,063
Validus Holdings Ltd.	3,056	117,992
		74,495,975
Real Estate Investment Trusts (REIT) - 4.1%
Acadia Realty Trust	693	19,785
Agree Realty Corporation	37,450	1,126,121
American Assets Trust, Inc. (b)	8,761	295,771
American Campus Communities, Inc.	2,315	103,342
American Capital Agency Corporation	3,275	109,090
American Capital Mortgage Investment Corporation	35,540	943,942
AmREIT, Inc. - Class B	355	6,749
Annaly Capital Management, Inc.	5,973	95,210
Anworth Mortgage Asset Corporation	293,592	1,852,566
Apartment Investment & Management Company - Class A	4,803	149,421
Apollo Commercial Real Estate Finance, Inc.	115,129	2,042,388
ARMOUR Residential REIT, Inc.	134,740	874,463
Associated Estates Realty Corporation	18,794	335,849
BioMed Realty Trust, Inc.	7,059	158,898
BRE Properties, Inc.	2,200	111,056
Campus Crest Communities, Inc.	72,889	995,664
CapLease, Inc.	429,449	3,014,732
Capstead Mortgage Corporation	188,690	2,505,803
Care Investment Trust, Inc.	18,515	120,718
Cedar Realty Trust, Inc.	252,182	1,616,487
Chatham Lodging Trust	45,167	827,008
Chesapeake Lodging Trust	52,926	1,252,229
Chimera Investment Corporation	224,890	742,137
Colony Financial, Inc.	31,436	701,023
CommonWealth REIT	13,012	290,558
CoreSite Realty Corporation	15,911	575,660
Corporate Office Properties Trust	17,697	513,036
Cousins Properties, Inc.	105,828	1,155,642
CreXus Investment Corporation (b)	320,254	4,172,910
DCT Industrial Trust, Inc.	37,370	292,607
DDR Corporation	5,098	93,497
Douglas Emmett, Inc.	6,070	158,852
Dynex Capital, Inc.	81,599	877,189
EastGroup Properties, Inc. (b)	20,951	1,321,380
Education Realty Trust, Inc.	33,573	368,967
EPR Properties	14,657	828,707
Equity Lifestyle Properties, Inc.	9,481	770,331

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.4% (Continued)
Real Estate Investment Trusts (REIT) - 4.1% (Continued)
Equity Residential	5,028	$291,926
Excel Trust, Inc.	26,269	400,077
Federal Realty Investment Trust	1,242	145,326
FelCor Lodging Trust, Inc. (a)	288,571	1,725,655
First Industrial Realty Trust, Inc.	24,169	433,592
First Potomac Realty Trust	4,011	64,176
Government Properties Income Trust	10,823	281,939
Gramercy Property Trust, Inc. (a) (b)	570,296	2,708,906
Gyrodyne Company of America, Inc.	582	42,957
Hatteras Financial Corporation	30,302	828,154
Healthcare Realty Trust, Inc.	3,175	95,313
Healthcare Trust of America, Inc.	30,322	378,419
Hersha Hospitality Trust (b)	673,225	4,025,885
Hospitality Properties Trust	6,006	176,636
Hudson Pacific Properties, Inc.	8,591	195,961
Inland Real Estate Corporation	125,374	1,419,234
Invesco Mortgage Capital, Inc.	14,227	304,458
Investors Real Estate Trust	514	5,001
Kite Realty Group Trust (b)	419,864	2,771,102
LaSalle Hotel Properties	3,750	97,237
LTC Properties, Inc. (b)	17,556	816,354
Mack-Cali Realty Corporation	17,826	495,028
MFA Financial, Inc.	18,868	174,906
Mid-America Apartment Communities, Inc.	2,561	176,018
Monmouth Real Estate Investment Corporation - Class A	122,231	1,300,538
MPG Office Trust, Inc. (a)	120,943	377,342
National Health Investors, Inc.	2,503	165,799
National Retail Properties, Inc.	15,322	607,977
Newcastle Investment Corporation (b)	30,903	350,131
One Liberty Properties, Inc. (b)	10,326	236,878
Pebblebrook Hotel Trust	31,303	850,189
PennyMac Mortgage Investment Trust	8,002	202,051
Piedmont Office Realty Trust, Inc. - Class A	23,435	480,886
Post Properties, Inc.	2,571	127,085
Potlatch Corporation	48	2,273
PS Business Parks, Inc.	2,217	176,917
RAIT Financial Trust	88,658	757,139
Regency Centers Corporation	2,451	137,893
Resource Capital Corporation (b)	652,500	4,299,975
RLJ Lodging Trust (b)	56,966	1,312,497
Saul Centers, Inc. (b)	31,468	1,409,766
Select Income REIT (b)	90,019	2,568,242
Senior Housing Properties Trust	6,294	178,938
Sovran Self Storage, Inc.	27,485	1,885,471
Spirit Realty Capital, Inc.	19,990	430,385
STAG Industrial, Inc.	351	7,736
Starwood Property Trust, Inc.	18,926	520,276
Strategic Hotels & Resorts, Inc. (a)	299,411	2,416,247
Summit Hotel Properties, Inc.	155,028	1,548,730
Sunstone Hotel Investors, Inc. (a)	18,453	229,002
Terreno Realty Corporation	63,527	1,195,578

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.4% (Continued)
Real Estate Investment Trusts (REIT) - 4.1% (Continued)
Two Harbors Investment Corporation	42,747	$512,109
UMH Properties, Inc.	16,562	183,010
Universal Health Realty Income Trust	5,729	307,819
Urstadt Biddle Properties, Inc. - Class A	9,064	201,855
W.P. Carey, Inc.	1,379	97,247
Washington Real Estate Investment Trust	7,247	206,974
Weingarten Realty Investors	6,800	231,676
Whitestone REIT - Class B	38,828	640,662
ZAIS Financial Corporation (a)	29,518	609,842
		76,241,183
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc. (a)	48,240	1,643,054
Altisource Portfolio Solutions, S.A. (a)	3,218	265,614
Altisource Residential Corporation - Class B (a)	773	14,687
American Realty Capital Properties, Inc.	146,283	2,404,892
Brookfield Office Properties, Inc.	26,199	482,324
China HGS Real Estate, Inc. (a)	19,292	210,283
FirstService Corporation (a)	16,423	541,795
Forest City Enterprises, Inc. - Class A (a)	13,550	252,978
Forestar Group, Inc. (a)	38,970	839,414
Gazit-Globe Ltd.	220	2,915
Granite Real Estate Investment Trust (b)	3,172	125,453
Howard Hughes Corporation (a)	10,559	996,558
Jones Lang LaSalle, Inc.	1,427	141,302
Kennedy-Wilson Holdings, Inc.	19,816	329,540
Tejon Ranch Company (a) (b)	22,519	657,104
		8,907,913
Thrifts & Mortgage Finance - 1.2%
America First Tax Exempt Investors, L.P.	289	2,066
Apollo Residential Mortgage, Inc.	99,892	2,223,596
Bank Mutual Corporation	132,001	683,765
BankFinancial Corporation	196	1,547
BankUnited, Inc.	75,834	1,922,392
Berkshire Hills Bancorp, Inc.	19,354	500,495
Brookline Bancorp, Inc.	48,603	408,265
Capitol Federal Financial, Inc. (b)	219,287	2,596,358
Charter Financial Corporation	48,604	494,303
Dime Community Bancshares, Inc.	169,593	2,420,092
First Defiance Financial Corporation	6,584	149,062
First Financial Holdings, Inc.	78,298	1,569,092
Five Oaks Investment Corporation	10,731	162,038
Flagstar Bancorp, Inc. (a)	76,809	953,200
Franklin Financial Corporation	4,033	73,320
Hudson City Bancorp, Inc.	2,830	23,517
Northfield Bancorp, Inc.	188,544	2,217,277
OceanFirst Financial Corporation	22,964	326,318
Oritani Financial Corporation (b)	34,576	534,891
PMI Group, Inc. (The) (a) (b)	394,653	18,154
Provident Financial Holdings, Inc.	446	7,225
Provident Financial Services, Inc. (b)	94,910	1,454,970
Provident New York Bancorp	6,303	56,979
PVF Capital Corporation (a)	2,565	9,644

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 16.4% (Continued)
Thrifts & Mortgage Finance - 1.2% (Continued)
Rockville Financial, Inc.	11,553	$150,189
Roma Financial Corporation	7,913	134,679
SI Financial Group, Inc.	353	4,095
Territorial Bancorp, Inc.	468	10,942
TFS Financial Corporation (a)	18,327	199,215
Tree.com, Inc.	25	512
United Financial Bancorp, Inc.	18,335	271,541
ViewPoint Financial Group, Inc.	5,427	101,051
Walker & Dunlop, Inc. (a)	57,168	1,018,162
Washington Federal, Inc.	130,358	2,238,247
Westfield Financial, Inc.	742	5,587
WSFS Financial Corporation (b)	11,446	560,167
		23,502,953
Health Care - 14.4%
Biotechnology - 4.1%
Acorda Therapeutics, Inc. (a)	46,843	1,853,577
Affymax, Inc. (a)	263,495	237,172
Agenus, Inc. (a)	52,665	255,952
Alkermes plc (a) (b)	169,157	5,177,896
AMAG Pharmaceuticals, Inc. (a)	72,508	1,598,801
Amicus Therapeutics, Inc. (a) (b)	648,008	2,106,026
Anacor Pharmaceuticals, Inc. (a)	370,486	2,482,256
Ariad Pharmaceuticals, Inc. (a)	14,372	256,828
ArQule, Inc. (a) (b)	849,972	2,507,417
Array BioPharma, Inc. (a) (b)	412,346	2,453,459
Astex Pharmaceuticals, Inc. (a) (b)	383,236	2,636,664
Athersys, Inc. (a)	117,734	261,369
BioCryst Pharmaceuticals, Inc. (a)	572,552	1,150,830
BioMarin Pharmaceutical, Inc. (a)	1,510	99,056
Cepheid (a)	25,519	973,039
Chelsea Therapeutics International Ltd. (a)	614,365	1,191,868
China Biologic Products, Inc. (a)	6,477	164,775
Clovis Oncology, Inc. (a)	23,692	886,555
Codexis, Inc. (a) (b)	65,426	146,554
Coronado Biosciences, Inc. (a)	179,281	2,016,911
Cubist Pharmaceuticals, Inc. (a) (b)	111,681	5,128,392
Curis, Inc. (a)	248,033	930,124
Discovery Laboratories, Inc. (a)	40,169	67,886
Dyax Corporation (a)	34,910	96,002
Dynavax Technologies Corporation (a) (b)	616,675	1,449,186
Emergent BioSolutions, Inc. (a) (b)	139,353	2,137,675
Enanta Pharmaceuticals, Inc. (a)	11,838	236,286
Enzon Pharmaceuticals, Inc.	132,974	438,814
Geron Corporation (a) (b)	447,328	523,374
Halozyme Therapeutics, Inc. (a)	350,601	2,117,630
Hyperion Therapeutics, Inc. (a)	9,249	198,391
Idenix Pharmaceuticals, Inc. (a) (b)	250,748	927,768
Intercept Pharmaceuticals, Inc. (a)	14,407	490,558
Isis Pharmaceuticals, Inc. (a) (b)	194,730	4,360,005
KYTHERA Biopharmaceuticals, Inc. (a)	18,798	460,551
Lexicon Pharmaceuticals, Inc. (a)	139,020	275,260
Ligand Pharmaceuticals, Inc. (a)	19,614	535,854

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 14.4% (Continued)
Biotechnology - 4.1% (Continued)
Maxygen, Inc.	84,250	$202,200
Myrexis, Inc.	891	77
Nanosphere, Inc. (a)	894,387	2,477,452
Neurocrine Biosciences, Inc. (a) (b)	86,769	1,001,314
Novavax, Inc. (a)	222,688	523,317
NPS Pharmaceuticals, Inc. (a)	92,312	1,239,750
OncoGenex Pharmaceuticals, Inc. (a)	329	3,333
Onyx Pharmaceuticals, Inc. (a)	1,060	100,488
PDL BioPharma, Inc.	428,270	3,314,810
Peregrine Pharmaceuticals, Inc. (a)	2,534	3,522
Pharmacyclics, Inc. (a)	1,258	102,527
PharmAthene, Inc. (a)	303	479
Progenics Pharmaceuticals, Inc. (a)	128,738	592,195
Prothena Corporation plc (a)	13,383	110,544
Puma Biotechnology, Inc. (a)	20,903	672,659
QLT, Inc. (a) (b)	108,915	874,587
Repligen Corporation (a)	94,734	848,817
Rigel Pharmaceuticals, Inc. (a) (b)	344,470	1,650,011
SciClone Pharmaceuticals, Inc. (a) (b)	425,262	2,011,489
Seattle Genetics, Inc. (a) (b)	3,415	126,184
Stemline Therapeutics, Inc. (a)	1,501	21,524
Synageva BioPharma Corporation (a)	313	16,179
Synergy Pharmaceuticals, Inc. (a)	153,492	805,833
Tekmira Pharmaceuticals Corporation (a)	3,576	17,058
TESARO, Inc. (a)	16,461	452,842
Threshold Pharmaceuticals, Inc. (a)	168,136	810,416
Transition Therapeutics, Inc. (a)	84	260
Trius Therapeutics, Inc. (a)	519,411	3,620,295
TrovaGene, Inc. (a)	72	426
United Therapeutics Corporation (a) (b)	85,308	5,696,868
Vanda Pharmaceuticals, Inc. (a)	5,002	24,310
Vertex Pharmaceuticals, Inc. (a)	1,570	120,607
Vical, Inc. (a) (b)	183,471	677,008
XOMA Corporation (a)	53,939	188,786
		77,138,928
Health Care Equipment & Supplies - 3.6%
Abaxis, Inc.	30,711	1,311,053
Alere, Inc. (a)	47,005	1,207,089
Analogic Corporation (b)	3,334	264,986
AngioDynamics, Inc. (a)	27,751	281,118
Anika Therapeutics, Inc. (a) (b)	99,626	1,330,007
ArthroCare Corporation (a)	50,425	1,747,226
AtriCure, Inc. (a)	88,042	734,270
C.R. Bard, Inc.	868	86,245
Cantel Medical Corporation (b)	23,165	732,246
Cardiovascular Systems, Inc. (a)	139,494	2,393,717
CareFusion Corporation (a)	2,521	84,302
Cerus Corporation (a)	130,538	694,462
CONMED Corporation	15,861	496,925
Cooper Companies, Inc. (The)	1,361	150,254
CryoLife, Inc.	10,086	60,516
Cutera, Inc. (a)	159,907	1,776,567

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 14.4% (Continued)
Health Care Equipment & Supplies - 3.6% (Continued)
Cynosure, Inc. - Class A (a) (b)	148,957	$3,852,028
DENTSPLY International, Inc.	2,337	98,972
DexCom, Inc. (a)	11,208	183,923
Endologix, Inc. (a)	11,868	178,257
EnteroMedics, Inc. (a)	54,077	51,914
Exactech, Inc. (a)	358	6,623
Given Imaging Ltd. (a) (b)	53,734	855,983
Globus Medical, Inc. - Class A (a)	2,230	33,941
Greatbatch, Inc. (a)	19,784	552,765
Haemonetics Corporation (a)	6,730	259,105
Hill-Rom Holdings, Inc. (b)	151,519	5,162,252
ICU Medical, Inc. (a)	129	7,772
IDEXX Laboratories, Inc. (a)	1,006	88,488
IMRIS, Inc. (a)	19,862	63,360
Invacare Corporation	49,823	670,119
MAKO Surgical Corporation (a)	258,845	2,741,169
Masimo Corporation	42,290	848,337
Merit Medical Systems, Inc. (a)	178,157	1,722,778
Natus Medical, Inc. (a) (b)	177,029	2,214,633
Novadaq Technologies, Inc. (a)	27,391	368,957
NuVasive, Inc. (a) (b)	229,161	4,805,506
NxStage Medical, Inc. (a)	6,967	77,821
OraSure Technologies, Inc. (a)	411,153	1,833,742
Orthofix International N.V. (a)	53,788	1,742,731
Palomar Medical Technologies, Inc. (a)	191,526	2,595,177
PhotoMedex, Inc. (a)	5,000	81,500
Rochester Medical Corporation (a)	60,093	816,063
Rockwell Medical Technologies, Inc. (a)	34,612	146,755
RTI Biologics, Inc. (a)	50,151	199,601
Sirona Dental Systems, Inc. (a)	4,516	332,107
Spectranetics Corporation (The) (a)	23,430	436,970
STERIS Corporation (b)	4,355	181,125
Sunshine Heart, Inc. (a)	31,805	164,750
SurModics, Inc. (a) (b)	124,847	3,302,203
Symmetry Medical, Inc. (a) (b)	342,722	4,085,246
Syneron Medical Ltd. (a) (b)	99,402	887,660
Teleflex, Inc. (b)	59,369	4,638,500
Thoratec Corporation (a)	3,457	125,143
Tornier N.V. (a) (b)	83,184	1,513,117
Vascular Solutions, Inc. (a)	61,571	979,595
Vermillion, Inc. (a)	3,400	4,556
West Pharmaceutical Services, Inc. (b)	62,356	3,982,054
Wright Medical Group, Inc. (a)	246	5,766
		66,250,047
Health Care Providers & Services - 3.9%
Alliance Healthcare Services, Inc. (a) (b)	14,156	180,489
Almost Family, Inc.	14,873	293,593
AMN Healthcare Services, Inc. (a)	295,059	4,051,160
AmSurg Corporation (a) (b)	162,006	5,436,921
Assisted Living Concepts, Inc. - Class A	67,762	807,723
BioScrip, Inc. (a)	60,134	833,457
Brookdale Senior Living, Inc. (a)	4,834	124,669

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 14.4% (Continued)
Health Care Providers & Services - 3.9% (Continued)
Capital Senior Living Corporation (a) (b)	74,363	$1,804,046
Catamaran Corporation (a)	1,584	91,444
Corvel Corporation (a)	4,417	209,675
Coventry Health Care, Inc.	3,019	149,591
Cross Country Healthcare, Inc. (a) (b)	160,249	801,245
Emeritus Corporation (a) (b)	104,628	2,688,940
Ensign Group, Inc. (The)	19,695	686,765
Five Star Quality Care, Inc. (a)	506,323	2,394,908
Gentiva Health Services, Inc. (a)	136,168	1,428,402
Hanger, Inc. (a)	9,576	291,015
Health Management Associates, Inc. - Class A (a) (b)	470,085	5,401,277
Health Net, Inc. (a)	70,221	2,064,497
HealthSouth Corporation (a)	54,223	1,491,133
Healthways, Inc. (a)	93,865	1,303,785
HMS Holdings Corporation (a) (b)	86,754	2,187,068
Kindred Healthcare, Inc. (a)	91,602	960,905
Laboratory Corporation of America Holdings (a)	2,729	254,779
LCA-Vision, Inc. (a)	47,885	162,809
LHC Group, Inc. (a) (b)	58,060	1,261,063
LifePoint Hospitals, Inc. (a)	104,341	5,008,368
Magellan Health Services, Inc. (a) (b)	75,875	3,881,765
MEDNAX, Inc. (a)	1,463	129,812
Molina Healthcare, Inc. (a) (b)	70,155	2,329,146
MWI Veterinary Supply, Inc. (a)	2,257	265,672
National Healthcare Corporation	247	11,468
National Research Corporation	2,236	134,048
Owens & Minor, Inc.	58,301	1,898,864
Providence Service Corporation (The) (a)	95,460	1,671,505
Quest Diagnostics, Inc.	6,047	340,628
RadNet, Inc. (a)	625	1,713
Select Medical Holdings Corporation (b)	472,664	3,899,478
Skilled Healthcare Group, Inc. - Class A (a)	44,317	311,992
Team Health Holdings, Inc. (a)	73,870	2,753,874
Tenet Healthcare Corporation (a)	2,954	133,993
Triple-S Management Corporation (a)	7,582	136,703
U.S. Physical Therapy, Inc. (b)	70,204	1,675,067
Universal American Corporation (b)	180,086	1,539,735
Universal Health Services, Inc. - Class B	2,808	186,985
Vanguard Health Systems, Inc. (a) (b)	264,081	3,863,505
WellCare Health Plans, Inc. (a) (b)	92,317	5,383,004
		72,918,684
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	116,631	1,614,173
Computer Programs & Systems, Inc.	7,128	373,935
HealthStream, Inc. (a)	4,288	98,452
MedAssets, Inc. (a) (b)	248,201	4,648,805
Medidata Solutions, Inc. (a)	192	12,741
Merge Healthcare, Inc. (a)	604,323	1,885,488
Omnicell, Inc. (a) (b)	155,192	2,796,560
		11,430,154
Life Sciences Tools & Services - 1.0%
Albany Molecular Research, Inc. (a)	135,619	1,617,935

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Health Care - 14.4% (Continued)
Life Sciences Tools & Services - 1.0% (Continued)
BG Medicine, Inc. (a)	19,781	$32,639
Bruker Corporation (a)	44,040	782,591
Cambrex Corporation (a)	213,550	2,667,239
Charles River Laboratories International, Inc. (a)	89,658	3,899,226
Covance, Inc. (a)	1,544	115,121
Enzo Biochem, Inc. (a)	24	54
Fluidigm Corporation (a)	3,695	62,224
Furiex Pharmaceuticals, Inc. (a)	19,104	648,581
Harvard Bioscience, Inc. (a)	116,106	594,463
Illumina, Inc. (a)	1,747	113,013
Mettler-Toledo International, Inc. (a)	1,202	251,170
NeoGenomics, Inc. (a)	884	3,306
Nordion, Inc. (b)	156,861	1,099,596
Pacific Biosciences of California, Inc. (a) (b)	198,490	508,134
PAREXEL International Corporation (a)	13,620	557,739
QIAGEN N.V. (a)	31,812	632,422
Techne Corporation (b)	88,586	5,681,906
		19,267,359
Pharmaceuticals - 1.2%
Alimera Sciences, Inc. (a)	31,921	93,209
Auxilium Pharmaceuticals, Inc. (a)	39,656	592,064
Biota Pharmaceuticals, Inc. (b)	24,905	104,850
Cadence Pharmaceuticals, Inc. (a)	124,215	879,442
Cardiome Pharma Corporation (a) (b)	23,182	50,305
Corcept Therapeutics, Inc. (a)	320,411	567,127
Cornerstone Therapeutics, Inc. (a)	86,902	728,239
DepoMed, Inc. (a)	371,129	2,044,921
DURECT Corporation (a) (b)	51,222	80,419
Eli Lilly & Company	1,624	89,937
Endo Health Solutions, Inc. (a)	31,534	1,155,406
Endocyte, Inc. (a)	121,148	1,682,746
Hospira, Inc. (a)	3,014	99,824
Impax Laboratories, Inc. (a)	27,556	482,230
Jazz Pharmaceuticals plc (a) (b)	82,841	4,833,772
Lannett Company, Inc. (a)	157,051	1,823,362
Nektar Therapeutics (a)	64,325	697,283
Omthera Pharmaceuticals, Inc. (a)	10,972	82,729
Pain Therapeutics, Inc. (a)	25,442	104,821
Pernix Therapeutics Holdings, Inc. (a)	9,007	34,407
Perrigo Company	1,982	236,671
POZEN, Inc. (a)	189,301	933,254
Sagent Pharmaceuticals, Inc. (a)	6,767	111,926
Sucampo Pharmaceuticals, Inc. (a)	151,485	1,440,622
Ventrus BioSciences, Inc. (a)	42,916	115,015
Warner Chilcott plc - Class A	209,488	3,012,437
XenoPort, Inc. (a)	105,158	653,031
Zoetis, Inc.	7,983	263,599
		22,993,648
Industrials - 13.3%
Aerospace & Defense - 1.9%
AAR Corporation (b)	28,399	507,206
AeroVironment, Inc. (a)	11,513	222,892

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Aerospace & Defense - 1.9% (Continued)
Alliant Techsystems, Inc.	1,971	$146,564
American Science & Engineering, Inc.	5,641	363,732
Astronics Corporation (a)	4,914	136,609
Astronics Corporation - Class B (a) (d)	1,560	42,276
Curtiss-Wright Corporation (b)	33,719	1,107,332
DigitalGlobe, Inc. (a) (b)	198,531	5,795,120
Ducommun, Inc. (a)	44,132	1,080,793
EDAC Technology Corporation (a)	9,354	165,753
Esterline Technologies Corporation (a) (b)	51,425	3,858,932
Exelis, Inc. (b)	632,972	7,070,297
HEICO Corporation	5,529	243,331
HEICO Corporation - Class A	133	4,498
Hexcel Corporation (a)	2,773	84,577
Huntington Ingalls Industries, Inc.	4,781	252,915
Innovative Solutions & Support, Inc.	9,922	87,214
LMI Aerospace, Inc. (a) (b)	4,197	89,774
MOOG, Inc. - Class A (a)	2,884	133,270
Orbital Sciences Corporation (a)	10,653	191,967
Sparton Corporation (a)	3,523	48,934
Spirit AeroSystems Holdings, Inc. - Class A (a) (b)	402,859	8,053,151
Sypris Solutions, Inc.	26,308	84,186
Taser International, Inc. (a)	151,296	1,332,918
Teledyne Technologies, Inc. (a) (b)	57,040	4,281,422
Triumph Group, Inc.	1,698	135,670
		35,521,333
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a) (b)	108,466	625,849
Atlas Air Worldwide Holdings, Inc. (a)	10,369	387,801
Forward Air Corporation (b)	53,797	1,984,571
Hub Group, Inc. - Class A (a) (b)	18,090	662,998
Pacer International, Inc. (a)	58,552	333,161
Park-Ohio Holdings Corporation (a) (b)	92,459	3,400,642
UTi Worldwide, Inc.	56,059	823,507
		8,218,529
Airlines - 1.0%
Alaska Air Group, Inc. (a)	2,186	134,745
Era Group, Inc. (a)	72,911	1,666,016
JetBlue Airways Corporation (a) (b)	636,658	4,386,574
Pinnacle Airlines Corporation (a)	1,270	17
Republic Airways Holdings, Inc. (a) (b)	476,548	5,332,572
SkyWest, Inc. (b)	232,215	3,322,997
Spirit Airlines, Inc. (a)	101,056	2,698,195
US Airways Group, Inc. (a)	45,979	777,045
		18,318,161
Building Products - 0.2%
A.O. Smith Corporation	3,026	228,251
AAON, Inc.	13,960	396,604
Ameresco, Inc. - Class A (a) (b)	174,592	1,286,743
American Woodmark Corporation (a)	2,191	73,727
Armstrong World Industries, Inc. (a)	3,148	160,674
Fortune Brands Home & Security, Inc. (a)	2,573	93,632
Gibraltar Industries, Inc. (a)	13,969	261,220

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Building Products - 0.2% (Continued)
Griffon Corporation	551	$5,675
Insteel Industries, Inc.	11,323	187,735
Nortek, Inc. (a)	6,930	497,990
Patrick Industries, Inc. (a)	27,161	550,282
PGT, Inc. (a)	3,996	30,769
		3,773,302
Commercial Services & Supplies - 1.6%
A.T. Cross Company - Class A (a)	294	3,710
ADT Corporation (The) (a)	2,094	91,382
ARC Document Solutions, Inc. (a)	63,699	204,474
Avery Dennison Corporation	3,277	135,832
Brink's Company (The) (b)	55,858	1,480,796
Casella Waste Systems, Inc. (a) (b)	77,520	337,987
CECO Environmental Corporation	24,301	282,135
Copart, Inc. (a)	4,921	173,465
Courier Corporation	3,922	56,477
CyrusOne, Inc.	18,327	439,665
EnergySolutions, Inc. (a) (b)	1,164,405	4,808,993
Fuel Tech, Inc. (a)	22,018	88,072
G&K Services, Inc.	43,633	2,050,315
Healthcare Services Group, Inc.	9,661	215,344
Herman Miller, Inc.	19,842	497,836
Hudson Technologies, Inc. (a)	14,722	59,477
Iron Mountain, Inc. (b)	4,289	162,381
KAR Auction Services, Inc. (b)	53,495	1,196,683
Kimball International, Inc. - Class B	78,571	722,067
Knoll, Inc.	49,216	765,801
Metalico, Inc. (a)	24,158	35,995
Multi-Color Corporation	175	4,525
Performant Financial Corporation (a)	98,342	956,868
Pitney Bowes, Inc.	301,473	4,121,136
Portfolio Recovery Associates, Inc. (a)	812	99,673
Republic Services, Inc.	4,825	164,436
Ritchie Bros. Auctioneers, Inc.	8,754	176,568
Rollins, Inc.	5,281	128,434
Schawk, Inc. (b)	4,707	47,917
Steelcase, Inc. - Class A (b)	192,858	2,449,297
SYKES Enterprises, Inc. (a) (b)	35,814	551,177
Team, Inc. (a) (b)	9,881	382,987
TMS International Corporation - Class A (a)	116,120	1,676,773
TRC Companies, Inc. (a)	12,228	73,857
UniFirst Corporation (b)	21,006	1,912,596
US Ecology, Inc.	49,996	1,359,891
Viad Corp (b)	73,273	1,908,762
Waste Connections, Inc.	202	7,666
		29,831,450
Construction & Engineering - 1.3%
AECOM Technology Corporation (a)	9,942	289,014
Argan, Inc.	108,233	1,915,724
Chicago Bridge & Iron Company N.V.	1,680	90,367
Comfort Systems USA, Inc.	36,502	468,321
Dycom Industries, Inc. (a) (b)	89,336	1,725,971

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Construction & Engineering - 1.3% (Continued)
EMCOR Group, Inc. (b)	97,070	$3,630,418
Furmanite Corporation (a)	34,677	220,199
Goldfield Corporation (The) (a)	159,398	494,134
Granite Construction, Inc.	21,636	598,668
Great Lakes Dredge & Dock Corporation	179,375	1,241,275
Layne Christensen Company (a)	61,611	1,258,713
Michael Baker Corporation	8,628	210,092
MYR Group, Inc. (a) (b)	102,044	2,326,603
Northwest Pipe Company (a)	18,472	504,101
Orion Marine Group, Inc. (a)	46,162	422,844
Pike Electric Corporation	218,781	3,419,547
Primoris Services Corporation	272,256	6,000,522
Sterling Construction Company, Inc. (a) (b)	11,183	113,172
Tutor Perini Corporation (a)	3,596	59,118
URS Corporation	4,386	192,633
		25,181,436
Electrical Equipment - 1.2%
American Superconductor Corporation (a)	102,787	257,995
AMETEK, Inc.	4,211	171,430
AZZ, Inc. (b)	59,883	2,532,452
Babcock & Wilcox Company (The) (b)	178,526	4,855,907
Broadwind Energy, Inc. (a)	18,694	84,123
China Electric Motor, Inc. (a)	1,771	159
Coleman Cable, Inc. (b)	63,564	953,460
EnerSys, Inc. (a)	5,727	262,526
Franklin Electric Company, Inc.	18,603	602,179
FuelCell Energy, Inc. (a)	28,733	30,170
General Cable Corporation (a) (b)	137,160	4,729,277
GrafTech International Ltd. (a)	303,180	2,176,832
Hubbell, Inc. - Class B	5,792	555,800
II-VI, Inc. (a)	10,888	168,437
Jinpan International Ltd. (b)	41,358	217,543
Powell Industries, Inc. (a)	40,679	2,003,034
PowerSecure International, Inc. (a)	87,359	1,196,818
Preformed Line Products Company (b)	10,775	867,388
Sensata Technologies Holding N.V. (a)	2,824	94,463
Thermon Group Holdings, Inc. (a)	42,281	828,708
Vicor Corporation (a) (b)	8,294	44,539
		22,633,240
Industrial Conglomerates - 0.0% (c)
Carlisle Companies, Inc.	2,072	134,411
Standex International Corporation (b)	7,179	379,769
		514,180
Machinery - 2.1%
Alamo Group, Inc.	49,924	2,000,455
Albany International Corporation - Class A	43,305	1,258,010
American Railcar Industries, Inc.	10,675	381,204
Ampco-Pittsburgh Corporation (b)	18,102	339,232
Astec Industries, Inc.	4,609	151,313
Barnes Group, Inc.	29,902	830,379
Blount International, Inc. (a)	29,260	406,421
Chart Industries, Inc. (a)	2,943	249,596

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Machinery - 2.1% (Continued)
China Yuchai International Ltd. (b)	28,272	$403,724
CIRCOR International, Inc. (b)	30,156	1,427,284
CLARCOR, Inc.	4,130	213,521
CNH Global N.V.	1,619	66,589
Colfax Corporation (a)	2,933	136,883
Columbus McKinnon Corporation (a) (b)	21,796	409,329
Commercial Vehicle Group, Inc. (a)	30,568	214,282
Crane Company (b)	23,498	1,264,897
Duoyuan Printing, Inc. (a)	105,760	15,864
Dynamic Materials Corporation	2,239	35,555
Energy Recovery, Inc. (a)	542	1,984
EnPro Industries, Inc. (a)	4	197
ESCO Technologies, Inc.	10,844	390,059
Federal Signal Corporation (a)	65,095	505,137
Flow International Corporation (a)	1,507	5,516
Gardner Denver, Inc.	1,686	126,602
Gorman-Rupp Company (The) (b)	10,776	304,422
Graham Corporation	13,410	325,863
Greenbrier Companies, Inc. (The) (a)	24	541
Hardinge, Inc.	32,156	434,106
Harsco Corporation	104,147	2,273,529
Hyster-Yale Materials Handling, Inc. - Class A (b)	26,455	1,380,686
IDEX Corporation	3,079	160,200
ITT Corporation	5,030	138,828
John Bean Technologies Corporation (b)	138,742	2,877,509
Kadant, Inc. (b)	22,756	629,659
Kaydon Corporation	47,797	1,139,481
Lincoln Electric Holdings, Inc.	2,127	112,221
Lindsay Corporation	100	7,682
Manitex International, Inc. (a)	24,716	250,373
Manitowoc Company, Inc. (The) (b)	135,494	2,541,867
Meritor, Inc. (a)	16,217	94,059
Met-Pro Corporation	37	496
Mueller Industries, Inc.	52,036	2,694,424
Mueller Water Products, Inc. - Class A (b)	668,303	3,956,354
NACCO Industries, Inc. - Class A (b)	45,921	2,664,336
NN, Inc. (a)	6,350	57,214
Oshkosh Corporation (a)	3,694	145,026
RBC Bearings, Inc. (a)	7,944	382,106
SmartHeat, Inc. (a)	832	266
Snap-on, Inc.	2,002	172,572
Tecumseh Products Company - Class A (a)	33,707	299,992
Terex Corporation (a)	4,137	118,318
Trimas Corporation (a)	59,119	1,803,130
Wabash National Corporation (a) (b)	248,269	2,341,177
WABCO Holdings, Inc. (a) (b)	7,035	508,138
Wabtec Corporation	2,048	214,917
Woodward, Inc.	3,552	127,837
Xerium Technologies, Inc. (a)	8,162	77,457
Xylem, Inc.	15,874	440,504
		39,509,323

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Marine - 0.3%
Box Ships, Inc.	184,995	$891,676
Costamare, Inc. (b)	48,711	781,324
Diana Containerships, Inc.	19,118	108,781
Diana Shipping, Inc. (a) (b)	33,223	315,286
DryShips, Inc. (a) (b)	596,910	1,110,253
Global Ship Lease, Inc. (a)	27,052	120,652
Matson, Inc.	26,135	615,218
Navios Maritime Holdings, Inc.	400,352	1,813,595
Navios Maritime Partners, L.P.	2,527	38,309
Star Bulk Carriers Corporation	3,137	19,638
		5,814,732
Professional Services - 0.9%
Barrett Business Services, Inc.	11,704	619,610
Dolan Company (The) (a)	28,734	49,710
Dun & Bradstreet Corporation (The)	3,250	287,463
Equifax, Inc.	1,945	119,034
Exponent, Inc.	6,892	363,208
GP Strategies Corporation (a)	14,842	327,266
Heidrick & Struggles International, Inc. (b)	84,813	1,121,228
Hudson Global, Inc. (a)	390	1,287
Huron Consulting Group, Inc. (a)	52,124	2,177,741
Insperity, Inc.	37,579	1,038,308
Kelly Services, Inc. - Class A	13,936	237,191
Kforce, Inc.	41,575	628,614
Korn/Ferry International (a)	51,876	858,548
Mistras Group, Inc. (a)	77,133	1,461,670
Navigant Consulting, Inc. (a) (b)	94,931	1,170,499
On Assignment, Inc. (a)	23,332	566,268
Pendrell Corporation (a)	12,962	21,906
Resources Connection, Inc.	60,904	691,869
Robert Half International, Inc.	2,644	86,776
RPX Corporation (a)	125,679	1,685,355
TrueBlue, Inc. (a)	141,549	2,932,895
Verisk Analytics, Inc. - Class A (a)	3,635	222,789
Volt Information Sciences, Inc. (a)	14,233	115,287
VSE Corporation	3,222	98,239
		16,882,761
Road & Rail - 1.4%
Arkansas Best Corporation	85,829	902,063
Avis Budget Group, Inc. (a) (b)	214,583	6,188,574
Celadon Group, Inc. (b)	35,071	588,842
Con-Way, Inc.	4,006	135,403
Genesee & Wyoming, Inc. - Class A (a)	1,541	131,293
Heartland Express, Inc. (b)	307,060	4,166,804
J.B. Hunt Transport Services, Inc.	1,340	95,234
Knight Transportation, Inc.	17,495	273,272
Marten Transport Ltd. (b)	90,106	1,835,459
Quality Distribution, Inc. (a)	14,731	117,259
Roadrunner Transportation Systems, Inc. (a) (b)	114,669	2,581,199
Ryder System, Inc. (b)	100,939	5,861,528
Saia, Inc. (a) (b)	57,220	2,341,442

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Road & Rail - 1.4% (Continued)
Swift Transportation Company (a)	16,372	$229,535
		25,447,907
Trading Companies & Distributors - 0.9%
Aceto Corporation	15,789	164,205
AerCap Holdings N.V. (a)	11,239	178,363
Air Lease Corporation	5,763	158,540
Aircastle Ltd. (b)	213,829	2,985,053
Applied Industrial Technologies, Inc.	5,649	238,670
BlueLinx Holdings, Inc. (a)	18,018	52,432
CAI International, Inc. (a) (b)	141,561	3,608,390
DXP Enterprises, Inc. (a)	40,186	2,687,640
Edgen Group, Inc. (a)	19,556	133,959
MFC Industrial Ltd. (b)	102,918	832,607
Rush Enterprises, Inc. (a)	41,419	948,081
Textainer Group Holdings Ltd. (b)	125,964	4,871,028
Watsco, Inc.	1,101	92,902
WESCO International, Inc. (a)	1,804	129,329
		17,081,199
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	31,083	183,390
China Infrastructure Investment Corporation (a)	24,710	1,043
Macquarie Infrastructure Company, LLC	4,098	238,831
Wesco Aircraft Holdings, Inc. (a)	21,746	359,026
		782,290
Information Technology - 15.2%
Communications Equipment - 1.4%
Alliance Fiber Optic Products, Inc.	10,259	169,068
Alvarion Ltd. (a)	1,909	5,651
Anaren, Inc. (a)	5,754	134,701
Aruba Networks, Inc. (a) (b)	181,063	4,072,107
AudioCodes Ltd. (a)	1,235	4,866
Aviat Networks, Inc. (a)	210,223	672,714
Bel Fuse, Inc. - Class B	200	2,944
Black Box Corporation (b)	6,926	150,433
CalAmp Corporation (a)	10,080	112,190
Ceragon Networks Ltd. (a) (b)	93,191	355,058
Communications Systems, Inc. (b)	2,191	21,318
Comtech Telecommunications Corporation	14,039	345,500
Digi International, Inc. (a)	34,496	314,604
DragonWave, Inc. (a)	1,934	3,791
EchoStar Corporation - Class A (a) (b)	74,289	2,917,329
EMCORE Corporation (a)	58,209	254,373
Emulex Corporation (a)	117,818	706,908
EXFO, Inc. (a)	281	1,307
Finisar Corporation (a)	44,304	568,863
Harmonic, Inc. (a) (b)	503,330	2,858,914
Ixia (a)	46,655	768,408
JDS Uniphase Corporation (a)	9,833	132,745
Loral Space & Communications, Inc.	19,265	1,185,183
Meru Networks, Inc. (a)	9,055	51,161
NETGEAR, Inc. (a)	6,350	189,166
Oplink Communications, Inc. (a)	87,900	1,443,318

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.2% (Continued)
Communications Equipment - 1.4% (Continued)
ORBCOMM, Inc. (a)	693	$3,278
Plantronics, Inc.	2,932	128,480
Radware Ltd. (a)	61,693	924,778
Riverbed Technology, Inc. (a)	20,458	304,006
Ruckus Wireless, Inc. (a)	5,028	97,040
ShoreTel, Inc. (a) (b)	141,534	510,938
Sierra Wireless, Inc. (a)	68,119	756,121
Silicom Ltd.	16,591	507,353
Sonus Networks, Inc. (a) (b)	705,235	1,480,994
Sycamore Networks, Inc.	149,380	57,138
Symmetricom, Inc. (a)	5,662	29,442
Tellabs, Inc. (b)	2,176,188	4,504,709
UTStarcom Holdings Corporation (a)	41,078	113,786
Wi-LAN, Inc.	1,639	6,474
		26,867,157
Computers & Peripherals - 1.0%
Apple, Inc.	816	361,284
Avid Technology, Inc. (a) (b)	53,563	352,980
Concurrent Computer Corporation	5,056	35,594
Cray, Inc. (a)	89,037	1,884,023
Datalink Corporation (a) (b)	120,095	1,343,863
Dell, Inc.	11,430	153,162
Dot Hill Systems Corporation (a)	87,575	132,238
Electronics For Imaging, Inc. (a) (b)	115,383	3,083,034
Hewlett-Packard Company	5,574	114,824
Hutchinson Technology, Inc. (a)	52,218	146,210
Immersion Corporation (a)	77,067	816,140
Intermec, Inc. (a) (b)	96,317	947,759
Lexmark International, Inc. - Class A	137,159	4,157,289
Novatel Wireless, Inc. (a)	276,524	724,493
On Track Innovations Ltd. (a)	25,395	26,665
QLogic Corporation (a)	186,639	2,026,900
Quantum Corporation (a) (b)	180,018	257,426
Silicon Graphics International Corporation (a)	348	4,524
SMART Technologies, Inc. - Class A (a)	283,363	408,043
Synaptics, Inc. (a)	13,896	572,932
Xyratex Ltd.	54,802	585,285
		18,134,668
Electronic Equipment, Instruments & Components - 3.2%
Aeroflex Holding Corporation (a) (b)	14,156	105,321
Agilysys, Inc. (a)	14,213	166,008
Anixter International, Inc.	15,163	1,087,794
Audience, Inc. (a)	32,111	474,922
AVX Corporation	148,222	1,676,391
Badger Meter, Inc.	11,197	489,085
Benchmark Electronics, Inc. (a) (b)	253,606	4,524,331
Celestica, Inc. (a) (b)	188,465	1,628,338
Checkpoint Systems, Inc. (a)	84,127	973,349
ClearSign Combustion Corporation (a)	3,200	28,832
Cognex Corporation	24,369	967,449
Coherent, Inc. (b)	60,923	3,407,423
CTS Corporation	30,289	322,578

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.2% (Continued)
Electronic Equipment, Instruments & Components - 3.2% (Continued)
Daktronics, Inc.	227,160	$2,269,328
Electro Rent Corporation	60,445	1,001,574
Electro Scientific Industries, Inc. (b)	110,188	1,187,827
eMagin Corporation (b)	1,447	5,166
Fabrinet (a) (b)	190,110	2,610,210
FARO Technologies, Inc. (a)	2,793	108,340
Flextronics International Ltd. (a)	12,739	91,084
FLIR Systems, Inc.	6,093	148,121
GSI Group, Inc. (The) (a)	110,437	943,132
Hollysys Automation Technologies Ltd. (a)	37,506	451,572
Identive Group, Inc. (a) (b)	55,609	52,829
Ingram Micro, Inc. - Class A (a)	104,392	1,859,222
Insight Enterprises, Inc. (a)	142,045	2,573,855
InvenSense, Inc. (a)	66,151	616,527
IPG Photonics Corporation	44,449	2,830,512
KEMET Corporation (a)	25,134	156,585
Key Tronic Corporation (a)	4,208	47,550
Littelfuse, Inc.	11,935	833,302
Maxwell Technologies, Inc. (a)	254,768	1,554,085
Measurement Specialties, Inc. (a)	17,139	733,035
Mesa Laboratories, Inc.	479	23,643
Methode Electronics, Inc.	122,606	1,763,074
Molex, Inc. - Class A	6,679	155,688
MTS Systems Corporation	2,719	165,723
Multi-Fineline Electronix, Inc. (a) (b)	155,905	2,375,992
National Instruments Corporation	4,557	124,543
Netlist, Inc. (a)	28,996	16,470
Newport Corporation (a) (b)	71,672	1,085,831
Orbotech Ltd. (a) (b)	69,185	709,146
Park Electrochemical Corporation	15,031	358,790
PC Connection, Inc.	46,440	717,034
Perceptron, Inc.	28,290	197,747
Plexus Corporation (a)	7,921	213,629
RF Industries, Ltd.	2,767	16,574
Rofin-Sinar Technologies, Inc. (a)	1,439	35,831
Rogers Corporation (a)	8,344	355,788
Sanmina Corporation (a) (b)	568,415	7,173,397
ScanSource, Inc. (a)	18,741	542,927
SMTC Corporation (a)	100	221
Tech Data Corporation (a)	22,371	1,045,397
Trimble Navigation Ltd. (a)	139	3,995
TTM Technologies, Inc. (a)	418,476	3,025,581
Viasystems Group, Inc. (a)	138	1,755
Vishay Intertechnology, Inc. (a) (b)	312,866	4,392,639
Zygo Corporation (a)	4,760	71,210
		60,498,302
Internet Software & Services - 1.5%
Bazaarvoice, Inc. (a)	21,527	156,071
Brightcove, Inc. (a)	162,623	978,990
comScore, Inc. (a)	7,135	115,373
Cornerstone OnDemand, Inc. (a)	24,350	883,418
CoStar Group, Inc. (a)	3,472	376,400

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.2% (Continued)
Internet Software & Services - 1.5% (Continued)
Demand Media, Inc. (a)	7,791	$67,470
Digital River, Inc. (a)	38,140	552,267
E2open, Inc. (a)	1,394	19,809
EarthLink, Inc. (b)	139,495	793,727
eGain Communications Corporation (a)	3,761	30,126
Envestnet, Inc. (a)	35,900	654,098
ExactTarget, Inc. (a)	47,516	930,363
GigaMedia Ltd. (a)	27,666	27,943
Innodata Isogen, Inc. (a)	808	2,650
Internap Network Services Corporation (a) (b)	57,011	454,948
IntraLinks Holdings, Inc. (a)	169,358	968,728
iPass, Inc. (a)	1,012	1,953
Keynote Systems, Inc.	47,775	535,558
Limelight Networks, Inc. (a)	134,642	259,859
LivePerson, Inc. (a) (b)	34,235	438,893
LogMeIn, Inc. (a)	46,659	1,053,560
Marin Software, Inc. (a)	22,288	327,634
Move, Inc. (a)	292,376	3,336,013
Open Text Corporation (a)	2,005	131,107
OpenTable, Inc. (a)	73,474	4,069,725
Perficient, Inc. (a)	91,617	960,146
Perion Network Ltd. (a)	5,653	67,553
Points International Ltd. (a)	2,326	40,612
Saba Software, Inc. (a)	40,132	365,201
SciQuest, Inc. (a)	23,455	536,181
SINA Corporation (a)	2,046	115,231
Stamps.com, Inc. (a)	16,303	551,694
Subaye, Inc. (a)	37,223	26
Support.com, Inc. (a)	29,298	116,899
Synacor, Inc. (a)	269,319	783,718
Travelzoo, Inc. (a)	26,533	677,387
Tucows, Inc. (a)	220	462
United Online, Inc.	302,679	2,058,217
Unwired Planet, Inc. (a)	179,424	355,260
ValueClick, Inc. (a)	13,375	412,752
Vocus, Inc. (a)	87,551	736,304
Web.com Group, Inc. (a)	23,654	411,580
WebMD Health Corporation (a)	44,915	1,084,697
XO Group, Inc. (a)	95,062	1,070,398
Xoom Corporation (a)	27,475	507,188
Zix Corporation (a)	156,220	587,387
		28,605,576
IT Services - 1.7%
Acxiom Corporation (a) (b)	13,148	261,514
Cardtronics, Inc. (a) (b)	103,207	2,890,828
China Information Technology, Inc. (a)	1,893	2,556
CoreLogic, Inc. (a) (b)	83,997	2,291,438
CSG Systems International, Inc. (a)	2,913	62,950
DST Systems, Inc.	3,101	214,434
Euronet Worldwide, Inc. (a)	53,025	1,618,853
ExlService Holdings, Inc. (a) (b)	43,820	1,429,409
FleetCor Technologies, Inc. (a)	4,058	312,060

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.2% (Continued)
IT Services - 1.7% (Continued)
Forrester Research, Inc.	54,435	$1,951,495
Genpact Ltd.	8,679	161,429
Global Cash Access Holdings, Inc. (a)	441,327	3,146,662
Heartland Payment Systems, Inc. (b)	91,920	3,023,249
iGATE Corporation (a) (b)	90,917	1,517,405
InterXion Holding N.V. (a)	4,771	119,418
Lionbridge Technologies, Inc. (a)	274,889	940,120
ModusLink Global Solutions, Inc. (a)	2,171	6,079
MoneyGram International, Inc. (a) (b)	24,126	398,320
NeuStar, Inc. - Class A (a) (b)	106,698	4,680,841
Paychex, Inc.	11,008	400,801
PFSweb, Inc. (a)	31,280	133,253
Sapient Corporation (a)	23,544	274,994
ServiceSource International, Inc. (a)	82,868	530,355
Syntel, Inc.	38,942	2,459,966
TeleTech Holdings, Inc. (a)	54,877	1,168,331
Total System Services, Inc.	7,065	166,875
Vantiv, Inc. - Class A (a)	14,064	316,862
Virtusa Corporation (a)	67,685	1,503,284
WEX, Inc. (a)	1,342	101,697
		32,085,478
Office Electronics - 0.1%
Zebra Technologies Corporation - Class A (a)	27,730	1,293,604

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (a) (b)	29,034	492,997
Alpha & Omega Semiconductor Ltd. (a)	3,918	28,366
Ambarella, Inc. (a)	232,779	3,189,072
Amtech Systems, Inc. (a)	3,825	14,191
ANADIGICS, Inc. (a) (b)	1,213,190	2,547,699
ATMI, Inc. (a)	92,507	2,012,027
Avago Technologies Ltd.	2,662	85,078
Axcelis Technologies, Inc. (a) (b)	191,296	248,685
AXT, Inc. (a)	31,367	90,023
Brooks Automation, Inc.	90,222	876,958
Canadian Solar, Inc. (a)	1,600	9,008
Cavium, Inc. (a)	4,919	154,703
CEVA, Inc. (a)	29,990	457,647
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	91,179	1,343,067
Cree, Inc. (a)	2,278	128,866
CSR plc - ADR	1,052	32,181
Cymer, Inc. (a)	87	9,114
Cypress Semiconductor Corporation (a)	18,147	183,103
Diodes, Inc. (a)	20,952	424,488
DSP Group, Inc. (a)	31,598	254,996
Entegris, Inc. (a) (b)	230,199	2,182,287
Entropic Communications, Inc. (a)	14,783	62,680
Exar Corporation (a)	108,083	1,165,135
Fairchild Semiconductor International, Inc. (a)	137,593	1,774,950
First Solar, Inc. (a) (b)	247,862	11,540,455
FormFactor, Inc. (a)	214,813	1,063,324
Hittite Microwave Corporation (a)	2,321	130,231

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.2% (Continued)
Semiconductors & Semiconductor Equipment - 3.9% (Continued)
Inphi Corporation (a)	17,153	$161,410
Integrated Device Technology, Inc. (a)	79,119	562,536
Integrated Silicon Solution, Inc. (a)	112,717	1,033,615
Intermolecular, Inc. (a)	25,110	218,708
Intersil Corporation - Class A	315,573	2,448,846
IXYS Corporation (b)	52,845	478,776
Kopin Corporation (a)	28,885	95,609
Kulicke & Soffa Industries, Inc. (a) (b)	407,656	4,712,503
Lattice Semiconductor Corporation (a)	453,104	2,106,934
LTX-Credence Corporation (a)	155,628	918,205
MagnaChip Semiconductor Corporation - ADR (a)	54,108	867,892
Mattson Technology, Inc. (a) (b)	343,029	528,265
MaxLinear, Inc. - Class A (a)	41,237	256,907
MEMC Electronic Materials, Inc. (a)	247,778	1,338,001
MEMSIC, Inc. (a)	10,804	43,972
Micrel, Inc.	14,290	143,757
Microsemi Corporation (a)	10,312	214,490
Mindspeed Technologies, Inc. (a) (b)	431,007	987,006
MKS Instruments, Inc.	24,693	663,501
MoSys, Inc. (a)	21,823	98,640
Nanometrics, Inc. (a)	32,335	453,660
Nova Measuring Instruments Ltd. (a) (b)	73,681	675,655
NVE Corporation (a)	338	17,938
PDF Solutions, Inc. (a)	67,983	1,163,189
Pericom Semiconductor Corporation (a)	32,603	210,615
Photronics, Inc. (a)	1,282	10,115
PLX Technology, Inc. (a)	37,941	177,184
PMC-Sierra, Inc. (a)	501,282	2,887,384
Power Integrations, Inc.	9,171	379,771
QuickLogic Corporation (a)	40,819	104,497
Rambus, Inc. (a)	304,212	2,117,316
RF Micro Devices, Inc. (a)	402,504	2,258,047
Semtech Corporation (a)	6,481	207,846
Sigma Designs, Inc. (a)	150,326	715,552
Silicon Image, Inc. (a)	35,680	175,902
Spansion, Inc. - Class A (a)	66,355	861,951
SunPower Corporation (a) (b)	319,206	4,338,010
Supertex, Inc.	9,317	196,402
Tower Semiconductor Ltd. (a)	116	760
TriQuint Semiconductor, Inc. (a) (b)	1,047,435	6,117,020
Ultra Clean Holdings, Inc. (a)	19,732	123,522
Veeco Instruments, Inc. (a)	1,051	40,012
Volterra Semiconductor Corporation (a) (b)	137,975	1,795,055
		73,408,307
Software - 2.4%
Actuate Corporation (a) (b)	186,650	1,146,031
Advent Software, Inc. (a)	29,018	842,683
Allot Communications Ltd. (a)	68,683	777,491
Aspen Technology, Inc. (a)	6,541	199,370
BSQUARE Corporation (a)	6,731	20,799
Cadence Design Systems, Inc. (a)	13,780	190,164
Cimatron Ltd.	11,963	93,192

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Information Technology - 15.2% (Continued)
Software - 2.4% (Continued)
ClickSoftware Technologies Ltd. (b)	66,280	$477,216
Compuware Corporation (a)	162,977	1,955,724
Comverse, Inc. (a)	14,990	397,685
Digimarc Corporation (b)	319	6,999
Ellie Mae, Inc. (a) (b)	103,269	2,687,059
EPIQ Systems, Inc.	145,832	2,037,273
ePlus, Inc.	21,875	994,875
FleetMatics Group plc (a)	18,820	441,705
Fortinet, Inc. (a)	11,233	201,745
Guidance Software, Inc. (a)	122,732	1,291,141
Guidewire Software, Inc. (a)	7,694	308,375
Imperva, Inc. (a)	11,330	441,643
Infoblox, Inc. (a)	36,224	800,913
Interactive Intelligence Group, Inc. (a)	181	7,499
Jive Software, Inc. (a)	18	245
Manhattan Associates, Inc. (a) (b)	51,893	3,643,407
Mentor Graphics Corporation	108,031	1,972,646
MicroStrategy, Inc. - Class A (a) (b)	7,010	632,232
Model N, Inc. (a)	31,161	616,365
Monotype Imaging Holdings, Inc.	41,193	955,266
Net 1 UEPS Technologies, Inc. (a) (b)	125,743	944,330
NetScout Systems, Inc. (a) (b)	51,473	1,174,099
Nuance Communications, Inc. (a)	7,779	148,112
Pegasystems, Inc.	66,424	1,681,191
Proofpoint, Inc. (a)	30,537	559,438
PROS Holdings, Inc. (a)	137,654	3,567,992
Qualys, Inc. (a)	47,838	526,218
Rosetta Stone, Inc. (a)	52,001	880,377
Rovi Corporation (a)	44,244	1,034,867
Sapiens International Corporation N.V.	5,163	29,894
SeaChange International, Inc. (a)	124,261	1,349,474
Smith Micro Software, Inc. (a)	280,242	392,339
Solera Holdings, Inc. (b)	1,895	109,114
Sourcefire, Inc. (a)	1,084	51,772
SS&C Technologies Holdings, Inc. (a) (b)	70,520	2,164,259
Take-Two Interactive Software, Inc. (a) (b)	145,913	2,226,632
TeleCommunication Systems, Inc. (a)	292,828	565,158
TeleNav, Inc. (a)	363,130	1,902,801
TIBCO Software, Inc. (a)	7,874	152,834
VASCO Data Security International, Inc. (a)	64,372	547,806
Verint Systems, Inc. (a)	54,635	1,805,140
		44,953,590
Materials - 5.6%
Chemicals - 1.3%
A. Schulman, Inc.	34,988	908,638
American Pacific Corporation (a)	19,912	488,043
American Vanguard Corporation	16,629	479,580
Balchem Corporation	7,343	318,246
Cabot Corporation	57,498	2,159,625
Chemtura Corporation (a)	62,430	1,327,262
Ecolab, Inc. (b)	1,052	89,020
FutureFuel Corporation	139,987	1,714,841

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 5.6% (Continued)
Chemicals - 1.3% (Continued)
Huntsman Corporation	7,274	$137,188
Innophos Holdings, Inc.	4,165	213,706
Innospec, Inc. (b)	6,537	287,693
Intrepid Potash, Inc.	19,987	367,961
Koppers Holdings, Inc. (b)	9,502	417,233
Kraton Performance Polymers, Inc. (a)	30,929	702,398
Landec Corporation (a)	33,293	446,459
LSB Industries, Inc. (a) (b)	114,203	3,729,870
Methanex Corporation	9	381
Minerals Technologies, Inc. (b)	63,769	2,590,935
Olin Corporation (b)	124,447	3,007,884
OM Group, Inc. (a) (b)	71,855	1,758,292
OMNOVA Solutions, Inc. (a)	2,908	19,396
PolyOne Corporation	3,104	69,933
Quaker Chemical Corporation	7,048	435,003
RPM International, Inc.	3,026	98,042
Stepan Company	62	3,530
Tredegar Corporation	37,249	1,102,570
Tronox Ltd. - Class A	4,506	92,553
Zep, Inc.	22,243	338,094
		23,304,376
Construction Materials - 0.3%
CaesarStone Sdot-Yam Ltd. (a)	22,325	523,744
Eagle Materials, Inc. (b)	73,508	4,980,167
Texas Industries, Inc. (a)	23	1,465
United States Lime & Minerals, Inc. (a)	2,766	127,734
		5,633,110
Containers & Packaging - 0.7%
AptarGroup, Inc.	1,516	85,047
Ball Corporation	2,441	107,697
Berry Plastics Group, Inc. (a)	11,561	219,659
Boise, Inc. (b)	553,208	4,420,132
Graphic Packaging Holding Company (a) (b)	483,656	3,637,093
Myers Industries, Inc.	25,839	382,934
Rock-Tenn Company - Class A	1,085	108,652
Sealed Air Corporation	4,484	99,186
Silgan Holdings, Inc. (b)	86,779	4,154,111
UFP Technologies, Inc. (a)	16,263	329,976
		13,544,487
Metals & Mining - 2.6%
Alcoa, Inc.	45,050	382,925
Alexco Resource Corporation (a) (b)	618,227	1,267,365
Almaden Minerals Ltd. (a) (b)	102,857	171,771
Asanko Gold, Inc. (a) (b)	192,615	498,873
AuRico Gold, Inc.	78,863	407,722
Banro Corporation (a) (b)	410,511	525,454
Barrick Gold Corporation	52,955	1,043,743
Brigus Gold Corporation (a) (b)	42,452	29,292
Carpenter Technology Corporation	39,831	1,790,802
CD International Enterprises, Inc. (a)	653	55
Century Aluminum Company (a)	67,453	550,416
Claude Resources, Inc. (a) (b)	54,133	15,958

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 5.6% (Continued)
Metals & Mining - 2.6% (Continued)
Compass Minerals International, Inc.	10,448	$904,170
Comstock Mining, Inc. (a)	34,985	68,221
Dominion Diamond Corporation (a) (b)	80,923	1,279,393
Eldorado Gold Corporation	159,691	1,264,753
Endeavour Silver Corporation (a) (b)	283,332	1,476,160
Energy Fuels, Inc. (a)	362,148	47,079
Entrée Gold, Inc. (a) (b)	27,450	8,029
Exeter Resource Corporation (a) (b)	326,732	290,791
First Majestic Silver Corporation (a)	61,154	754,640
Fortuna Silver Mines, Inc. (a)	404,595	1,278,520
Franco-Nevada Corporation	8,971	391,405
Goldcorp, Inc.	7,951	235,191
Golden Minerals Company (a)	4,619	8,407
Golden Star Resources Ltd. (a)	552,478	596,676
Great Panther Silver Ltd. (a) (b)	691,192	725,752
Handy & Harman Ltd. (a)	249	3,830
Haynes International, Inc.	16,038	779,607
Hecla Mining Company	679,613	2,310,684
Hi-Crush Partners, L.P.	8,972	167,507
Horsehead Holding Corporation (a)	51,023	545,946
IAMGOLD Corporation	184,494	990,733
International Tower Hill Mines Ltd. (a) (b)	145,934	144,475
Kinross Gold Corporation	243,289	1,323,492
MAG Silver Corporation (a) (b)	20,461	154,685
McEwen Mining, Inc. (a)	519,884	1,211,330
Mesabi Trust	9,163	196,088
Minco Gold Corporation (a)	62,393	17,470
Mines Management, Inc. (a)	25,249	19,947
Nevsun Resources Ltd. (b)	384,577	1,449,855
New Gold, Inc. (a)	80,152	639,613
Newmont Mining Corporation	22,881	741,344
Noranda Aluminum Holding Corporation (b)	422,551	1,609,919
North American Palladium Ltd. (a) (b)	1,264,705	1,745,293
Northern Dynasty Minerals Ltd. (a) (b)	447,749	1,173,102
NovaCopper, Inc. (a)	3,753	7,093
NovaGold Resources, Inc. (a)	692,223	1,709,791
Pan American Silver Corporation	60,056	792,739
Platinum Group Metals Ltd. (a)	285,497	356,871
Pretium Resources, Inc. (a)	329,781	2,417,295
Primero Mining Corporation (a) (b)	131,186	776,621
Quest Rare Minerals Ltd. (a)	119,417	57,022
Richmont Mines, Inc. (a) (b)	216,925	457,712
Royal Gold, Inc.	5,997	333,313
Rubicon Minerals Corporation (a) (b)	1,071,700	1,854,041
Sandstorm Gold Ltd. (a)	22,873	184,585
Silver Standard Resources, Inc. (a) (b)	107,618	768,393
Silvercorp Metals, Inc.	695,642	2,038,231
Silvercrest Mines, Inc. (a)	1,778	4,107
Southern Copper Corporation	7,099	236,610
SunCoke Energy, Inc. (a)	41,254	624,173
Sutor Technology Group Ltd. (a)	78,354	123,016
Tahoe Resources, Inc. (a)	36,049	625,811

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 5.6% (Continued)
Metals & Mining - 2.6% (Continued)
Taseko Mines Ltd. (a) (b)	1,107,198	$2,590,843
Turquoise Hill Resources Ltd. (a)	66,152	465,049
Vista Gold Corporation (a)	463,128	778,055
Yamana Gold, Inc.	24,069	296,049
		48,735,903
Paper & Forest Products - 0.7%
Boise Cascade Company (a)	29,563	946,903
Buckeye Technologies, Inc. (b)	59,926	2,252,618
Clearwater Paper Corporation (a)	1,973	90,797
Deltic Timber Corporation	5,141	321,210
Domtar Corporation	354	24,607
KapStone Paper and Packaging Corporation (b)	35,670	1,055,119
Louisiana-Pacific Corporation (a) (b)	236,051	4,277,244
Mercer International, Inc. (a)	24,642	154,998
Neenah Paper, Inc.	69,205	1,990,336
P.H. Glatfelter Company	73,666	1,767,984
Schweitzer-Mauduit International, Inc.	2,675	107,776
Verso Paper Corporation (a)	2,350	2,843
		12,992,435
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.8%
Alaska Communications Systems Group, Inc.	2,097	3,397
Atlantic Tele-Network, Inc.	60,840	3,088,847
BCE, Inc.	1,899	88,987
Cbeyond, Inc. (a)	58,444	513,138
CenturyLink, Inc.	4,612	173,273
Cincinnati Bell, Inc. (a)	288,334	1,014,936
Cogent Communications Group, Inc.	12,093	346,344
Consolidated Communications Holdings, Inc.	57,938	1,067,797
General Communication, Inc. - Class A (a) (b)	53,061	515,222
Hawaiian Telcom Holdco, Inc. (a)	6,787	164,042
IDT Corporation - Class B (b)	166,179	2,457,787
Lumos Networks Corporation	8,393	113,222
Neutral Tandem, Inc.	607,379	1,809,989
Premiere Global Services, Inc. (a) (b)	130,138	1,461,450
Primus Telecommunications Group, Inc.	537	6,750
TELUS Corporation	3,022	108,973
tw telecom, inc. (a)	17,189	465,478
Vonage Holdings Corporation (a) (b)	577,192	1,760,436
Windstream Corporation	24,891	212,071
		15,372,139
Wireless Telecommunication Services - 0.6%
Cellcom Israel Ltd. (b)	111,602	1,091,467
Clearwire Corporation - Class A (a) (b)	85,258	286,467
FiberTower Corporation (a)	6,529	131
MetroPCS Communications, Inc. (a)	29,044	343,881
Telephone and Data Systems, Inc. (b)	274,741	6,165,188
United States Cellular Corporation (a)	17,840	685,770
USA Mobility, Inc.	90,779	1,231,871
		9,804,775

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Utilities - 1.3%
Electric Utilities - 0.6%
ALLETE, Inc.	2,078	$106,705
Brookfield Infrastructure Partners, L.P.	4,249	164,224
Cleco Corporation	3,530	174,806
El Paso Electric Company (b)	54,612	2,045,765
Empire District Electric Company (The)	19,256	444,236
Exelon Corporation	38,339	1,438,096
Great Plains Energy, Inc.	5,229	126,176
Hawaiian Electric Industries, Inc.	51,456	1,456,205
IDACORP, Inc. (b)	19,534	961,268
ITC Holdings Corporation	1,014	93,511
Northeast Utilities	3,837	173,931
OGE Energy Corporation	5,400	391,122
Pepco Holdings, Inc.	6,800	153,680
Pinnacle West Capital Corporation	7	426
PNM Resources, Inc.	7,466	179,259
Portland General Electric Company	4,013	129,419
UIL Holdings Corporation	1,808	75,285
Unitil Corporation	28,387	860,410
UNS Energy Corporation (b)	61,284	3,123,033
		12,097,557
Gas Utilities - 0.1%
AGL Resources, Inc.	9,526	417,715
Chesapeake Utilities Corporation	7,948	424,105
Delta Natural Gas Company, Inc.	587	12,726
ONEOK, Inc.	1,849	94,965
Questar Corporation	5,045	128,092
South Jersey Industries, Inc.	10,071	621,381
UGI Corporation	2,663	109,130
		1,808,114
Independent Power Producers & Energy Traders - 0.1%
Atlantic Power Corporation	108,903	511,844
Calpine Corporation (a)	4,780	103,869
Genie Energy Ltd. - Class B (b)	136,571	1,472,235
NRG Energy, Inc.	3,649	101,698
Synthesis Energy Systems, Inc. (a) (b)	376,848	406,996
		2,596,642
Multi-Utilities - 0.2%
Ameren Corporation	2,471	89,574
Avista Corporation	62,186	1,744,317
CenterPoint Energy, Inc.	4,065	100,324
CH Energy Group, Inc.	3,461	224,861
CMS Energy Corporation	8,940	267,664
Just Energy Group, Inc.	40,994	275,480
NorthWestern Corporation	9,887	425,339
PG&E Corporation	1,962	95,039
Public Service Enterprise Group, Inc.	4,232	154,933
SCANA Corporation	1,849	100,216
TECO Energy, Inc.	5,585	106,841
Vectren Corporation	3,982	149,564
Wisconsin Energy Corporation	3,983	178,996
		3,913,148

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Utilities - 1.3% (Continued)
Water Utilities - 0.3%
American States Water Company	6,048	$335,543
American Water Works Company, Inc.	2,650	110,982
Aqua America, Inc.	2,891	91,731
California Water Service Group (b)	138,577	2,778,469
Connecticut Water Service, Inc.	28,494	811,509
Consolidated Water Company Ltd.	4,544	45,304
Middlesex Water Company	2,978	58,399
SJW Corporation	17,618	446,793
Tri-Tech Holding, Inc. (a) (b)	6,574	10,058
		4,688,788

Total Common Stocks (Cost $1,597,630,448)		$1,739,040,484

PREFERRED STOCKS - 0.0% (c)	Shares	Value
Beazer Homes USA, Inc. (Cost $90,221)	3,140	$84,780

OTHER INVESTMENTS - 4.2%	Shares	Value
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	4,000	$86,200
Aberdeen Indonesia Fund, Inc.	21,775	287,212
Aberdeen Israel Fund, Inc.	4,015	57,414
Aberdeen Latin America Equity Fund, Inc.	2,300	85,629
Adams Express Company (The)	75,411	893,620
Advent/Claymore Enhanced Growth & Income Fund	612	6,126
Advent/Claymore Global Convertible Securities & Income Fund	18,172	132,837
Alliance California Municipal Income Fund, Inc.	3,176	45,957
Alliance New York Municipal Income Fund, Inc.	14,389	201,878
AllianzGI Global Equity & Convertible Income Fund	2,447	36,289
AllianzGI International & Premium Strategy Fund	18,757	187,758
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	14,868	252,013
Alpine Global Dynamic Dividend Fund	116,631	564,494
Alpine Total Dynamic Dividend Fund	386,941	1,601,936
American Select Portfolio, Inc.	31,045	337,149
American Strategic Income Portfolio, Inc. II	46,041	417,592
Avenue Income Credit Strategies Fund	36,819	684,465
Bancroft Fund Ltd.	7,468	130,615
BlackRock Build America Bond Trust	69,284	1,590,068
BlackRock EcoSolutions Investment Trust	11,378	101,264
BlackRock Energy and Resources Trust	12,203	312,885
BlackRock Enhanced Capital and Income Fund	122,278	1,600,619
BlackRock Enhanced Equity Dividend Trust	204,473	1,596,934
BlackRock Global Opportunities Equity Trust	113,435	1,601,702
BlackRock Health Sciences Trust	9,475	295,810
BlackRock International Growth & Income Trust	206,752	1,602,328
BlackRock Muni New York Intermediate Duration Fund, Inc.	1,171	18,326
BlackRock Municipal Bond Investment Trust	1,886	30,440
BlackRock Municipal Income Investment Quality Trust	15,093	236,205
BlackRock Municipal Income Investment Trust	2,385	36,586
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	6,155	97,741

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.2% (Continued)	Shares	Value
BlackRock MuniYield California Quality Fund, Inc.	1,300	$21,008
BlackRock MuniYield Investment Quality Fund	1,885	28,539
BlackRock MuniYield Michigan Quality Fund II, Inc.	23,430	333,878
BlackRock MuniYield New Jersey Quality Fund, Inc.	8,851	139,226
BlackRock MuniYield New York Quality Fund, Inc.	1,089	16,139
BlackRock MuniYield Pennsylvania Quality Fund	352	5,565
BlackRock New York Municipal 2018 Term Trust	2,908	44,929
BlackRock New York Municipal Income Trust II	7,266	115,529
BlackRock Resources & Commodities Strategy Trust	69,547	876,292
BlackRock S&P Quality Rankings Global Equity Managed Trust	8,304	108,450
BlackRock Utility and Infrastructure Trust	18,477	365,845
Boulder Growth & Income Fund, Inc.	90,954	663,055
Boulder Total Return Fund, Inc. (a)	15,518	328,671
CBRE Clarion Global Real Estate Income Fund	161,698	1,599,193
Central Europe & Russia Fund, Inc. (The)	17,236	561,032
China Fund, Inc. (The)	26,471	557,744
Clough Global Allocation Fund	13,210	198,150
Clough Global Equity Fund	19,897	287,910
Cohen & Steers Closed-End Opportunity Fund, Inc.	1,754	23,714
Cohen & Steers Dividend Majors Fund, Inc.	24,382	368,168
Cohen & Steers Infrastructure Fund, Inc.	32,094	682,639
Cohen & Steers REIT & Preferred Income Fund, Inc.	28,723	550,045
Cutwater Select Income Fund	3,110	62,707
Delaware Investments Colorado Municipal Income Fund, Inc.	5,163	76,671
Delaware Investments Dividend & Income Fund, Inc.	7,947	72,556
Delaware Investments Minnesota Municipal Income Fund II	4,884	74,090
Delaware Investments National Municipal Income Fund	3,143	45,731
Denali Fund (The)	1,978	37,285
Dow 30 Enhanced Premium & Income Fund, Inc.	33,768	402,177
Duff & Phelps Global Utility Income Fund, Inc.	80,020	1,600,400
DWS Global High Income Fund, Inc.	7,619	68,647
DWS High Income Opportunities Fund, Inc.	16,291	254,954
Eagle Capital Growth Fund, Inc.	1,300	10,062
Eaton Vance California Municipal Bond Fund	28,626	348,092
Eaton Vance California Municipal Bond Fund II	914	12,174
Eaton Vance Enhanced Equity Income Fund	72,898	862,383
Eaton Vance Enhanced Equity Income Fund II	21,159	241,847
Eaton Vance Massachusetts Municipal Bond Fund	2,890	43,379
Eaton Vance Massachusetts Municipal Income Fund	2,706	39,616
Eaton Vance Michigan Municipal Income Trust	3,214	44,193
Eaton Vance National Municipal Opportunities Trust	21,869	481,118
Eaton Vance New York Municipal Bond Fund	13,114	182,416
Eaton Vance New York Municipal Bond Fund 2	1,300	17,290
Eaton Vance Pennsylvania Municipal Income Trust	998	13,673
Eaton Vance Tax-Managed Diversified Equity Income Fund	57,173	594,599
Ellsworth Fund Ltd.	17,715	137,291
Engex, Inc. (a)	633	1,937
European Equity Fund, Inc. (The)	292	2,149
Federated Enhanced Treasury Income Fund	29,637	401,878
Federated Premier Intermediate Municipal Income Fund	17,734	248,276
First Opportunity Fund, Inc. (a)	27,407	223,367
First Trust Active Dividend Income Fund (The)	28,609	236,310

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.2% (Continued)	Shares	Value
First Trust Enhanced Equity Income Fund	15,606	$203,658
First Trust High Income Long/Short Fund	4,053	77,412
Firsthand Technology Value Fund, Inc. (a)	4,395	81,747
Fort Dearborn Income Securities, Inc.	2,700	42,903
Gabelli Dividend & Income Trust	83,181	1,609,552
Gabelli Healthcare & WellnessRx Trust (The)	7,877	79,952
Gabelli Multimedia Trust, Inc. (The)	13,606	122,454
GDL Fund (The)	38,158	446,067
General American Investors Company, Inc.	14,551	461,267
Greater China Fund, Inc.	11,963	144,992
Guggenheim Enhanced Equity Income Fund	29,822	266,609
Guggenheim Equal Weight Enhanced Equity Income Fund	5,472	102,381
Helios Advantage Income Fund, Inc.	1	2
Helios Multi-Sector High Income Fund, Inc.	1	1
Herzfeld Caribbean Basin Fund, Inc. (a)	4,748	41,545
India Fund, Inc.	47,009	1,015,864
ING Asia Pacific High Dividend Equity Income Fund	12,076	184,280
ING Infrastructure, Industrials and Materials Fund	24	405
ING Risk Managed Natural Resources Fund	23,704	250,077
Invesco Municipal Income Opportunities Trust	88,182	636,674
Invesco Quality Municipal Income Trust	9,342	125,650
Invesco Value Municipal Income Trust	1	14
Invesco Van Kampen Bond Fund	1,861	37,239
Invesco Van Kampen California Value Municipal Income Trust	28,225	375,957
Invesco Van Kampen Pennsylvania Value Municipal Income Trust	8,613	128,334
Japan Equity Fund, Inc. (The)	11,250	74,700
Japan Smaller Capitalization Fund, Inc.	52,749	476,323
JF China Region Fund, Inc.	630	9,179
John Hancock Hedged Equity & Income Fund	29,225	489,811
John Hancock Tax-Advantaged Dividend Income Fund	714	14,844
Korea Equity Fund, Inc. (a)	16,195	140,897
Lazard Global Total Return & Income Fund, Inc.	1,275	21,828
Lazard World Dividend & Income Fund, Inc.	3,254	46,337
Liberty All-Star Equity Fund	156,450	811,976
Liberty All-Star Growth Fund, Inc.	8,538	37,994
Macquarie Global Infrastructure Total Return Fund, Inc.	27,294	605,381
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	843	14,188
Madison Strategic Sector Premium Fund	6,671	78,651
Madison/Claymore Covered Call & Equity Strategy Fund	22,562	181,624
Mexico Equity and Income Fund, Inc. (The)	18,388	316,090
MFS Investment Grade Municipal Trust	20,565	207,707
Morgan Stanley Asia-Pacific Fund, Inc.	1,856	31,515
Morgan Stanley China A Share Fund, Inc. (a)	3,695	83,692
Morgan Stanley Eastern Europe Fund, Inc.	974	16,353
Morgan Stanley Emerging Markets Debt Fund, Inc.	21,740	261,532
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	35,033	606,421
Morgan Stanley Emerging Markets Fund, Inc.	1,700	27,234
Morgan Stanley Income Securities, Inc.	501	9,203
Neuberger Berman High Yield Strategies Fund, Inc.	17,639	249,592
Neuberger Berman Real Estate Securities Income Fund, Inc.	124,777	673,796
New America High Income Fund, Inc.	21,973	230,936
New Ireland Fund, Inc. (The) (a)	11,164	114,654

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.2% (Continued)	Shares	Value
Nuveen AMT-Free Municipal Income Fund	22,463	$328,633
Nuveen Arizona Premium Income Municipal Fund, Inc.	6,763	99,827
Nuveen Build America Bond Opportunity Fund	11,779	266,205
Nuveen California AMT-Free Municipal Income Fund	58,211	846,388
Nuveen California Dividend Advantage Municipal Fund	16,587	252,952
Nuveen California Dividend Advantage Municipal Fund 2	9,124	141,878
Nuveen California Dividend Advantage Municipal Fund 3	29,057	398,081
Nuveen Connecticut Premium Income Municipal Fund	12,840	183,484
Nuveen Core Equity Alpha Fund	29,561	450,214
Nuveen Dividend Advantage Municipal Fund	52,397	793,291
Nuveen Dividend Advantage Municipal Fund 2	25,200	384,300
Nuveen Dividend Advantage Municipal Fund 3	72,709	1,071,004
Nuveen Dividend Advantage Municipal Income Fund	68,488	1,020,471
Nuveen Diversified Currency Opportunities Fund	76,283	991,679
Nuveen Equity Premium and Growth Fund	40,713	559,804
Nuveen Equity Premium Income Fund	28,347	361,424
Nuveen Georgia Dividend Advantage Municipal Fund 2	3,661	52,133
Nuveen Maryland Premium Income Municipal Fund	32,899	479,338
Nuveen Massachusetts AMT-Free Municipal Income Fund	4,391	60,113
Nuveen Massachusetts Premium Income Municipal Fund	866	13,111
Nuveen Municipal Advantage Fund	63,267	935,719
Nuveen Municipal Market Opportunity Fund	32,200	461,426
Nuveen Municipal Opportunity Fund, Inc.	78,458	1,183,931
Nuveen New Jersey Dividend Advantage Municipal Fund	5,548	82,832
Nuveen New Jersey Dividend Advantage Municipal Fund 2	1,046	15,962
Nuveen New Jersey Municipal Value Fund	1,112	17,803
Nuveen New York Dividend Advantage Municipal Fund 2	100	1,503
Nuveen New York Municipal Value Fund 2	3,177	49,212
Nuveen North Carolina Premium Income Municipal Fund	18,579	267,723
Nuveen Ohio Quality Income Municipal Fund	28,303	479,170
Nuveen Pennsylvania Dividend Advantage Municipal Fund	4,646	67,413
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	10,139	144,684
Nuveen Pennsylvania Investment Quality Municipal Fund	11,310	172,364
Nuveen Pennsylvania Municipal Value Fund	2,562	40,787
Nuveen Pennsylvania Premium Income Municipal Fund 2	8,985	131,271
Nuveen Performance Plus Municipal Fund	63,951	1,015,542
Nuveen Premier Municipal Income Fund, Inc.	7,811	115,993
Nuveen Premier Municipal Opportunity Fund, Inc.	20,371	308,621
Nuveen Premium Income Municipal Fund	71,389	1,045,849
Nuveen Premium Income Municipal Fund 2	92,247	1,372,638
Nuveen Premium Income Municipal Opportunity Fund	23,862	336,454
Nuveen Quality Income Municipal Fund	71,426	1,080,675
Nuveen Quality Municipal Fund, Inc.	28,852	424,990
Nuveen Select Quality Municipal Fund	67,494	1,006,336
Nuveen Tax-Advantaged Dividend Growth Fund	27,107	415,550
Nuveen Tax-Advantaged Total Return Strategy Fund	5,684	69,231
Nuveen Virginia Premium Income Municipal Fund	21,762	329,912
Petroleum & Resources Corporation	23,644	607,651
Putnam Municipal Opportunities Trust	23,321	295,477
Putnam Premier Income Trust	60,756	335,981
RENN Global Entrepreneurs Fund, Inc. (a)	10,851	16,711
RMR Real Estate Income Fund	38,987	844,070
Royce Focus Trust, Inc.	32,994	224,029

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 4.2% (Continued)	Shares	Value
Royce Micro-Cap Trust, Inc.	46,030	$479,633
Royce Value Trust, Inc.	105,686	1,566,267
Singapore Fund, Inc. (The)	11,220	162,690
Special Opportunities Fund, Inc.	5,667	96,622
Strategic Global Income Fund, Inc.	28,240	299,062
Swiss Helvetia Fund, Inc. (The)	33,483	423,225
Taiwan Fund, Inc. (The) (a)	500	8,490
Templeton Dragon Fund, Inc.	45,874	1,272,086
Templeton Russia & East European Fund, Inc.	9,002	130,889
Tortoise Power and Energy Infrastructure Fund, Inc.	7,580	201,476
Transamerica Income Shares, Inc.	6,876	149,553
Tri-Continental Corporation	25,890	465,761
Turkish Investment Fund, Inc. (The)	30,485	570,070
VelocityShares Daily Inverse VIX Short-Term ETN (a)	102,300	2,341,647
Virtus Total Return Fund	35,710	152,482
Wells Fargo Advantage Global Dividend Opportunity Fund	108,026	850,165
Western Asset Global Corporate Defined Opportunity Fund, Inc.	4,802	95,992
Western Asset Inflation Management Fund, Inc.	6,436	118,615
Western Asset Intermediate Muni Fund, Inc.	15,364	155,945
Western Asset Municipal High Income Fund, Inc.	48,824	382,292
Western Asset Worldwide Income Fund, Inc.	11,345	173,805
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	85,784	1,143,501
Western Asset/Claymore Inflation-Linked Securities & Income Fund	76,772	1,047,170
Zweig Fund, Inc. (The)	35,580	457,559
Zweig Total Return Fund, Inc. (The)	15,175	197,882
Total Other Investments (Cost $75,813,833)		$77,705,294

CORPORATE BONDS - 0.0% (c)	Par Value	Value
Financials - 0.0% (c)
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$2,805

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (e)	13,976,855	$13,976,855
UMB Money Market Fiduciary, 0.01% (e)	3,370,158	3,370,158
Total Money Market Funds (Cost $17,347,013)		$17,347,013

Total Investments at Value - 97.7% (Cost $1,690,881,515)		$1,834,180,376

Other Assets in Excess of Liabilities - 2.3%		43,811,403	(f)

Net Assets - 100.0%		$1,877,991,779

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)	Security value has been determined in good faith by the Board of Trustees. Total value of such securities is $42,280 at April 30, 2013, representing less than 0.1% of net assets (Note 2).
(e)	The rate shown is the 7-day effective yield as of April 30, 2013.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
April 30, 2013 (Unaudited)

COMMON STOCKS - 65.7%	Shares	Value
Consumer Discretionary - 10.3%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.	101	$1,350
China Automotive Systems, Inc.	93,306	420,810
China XD Plastics Company Ltd.	90,980	363,010
Fuel Systems Solutions, Inc.	20,571	323,171
Gentherm, Inc.	148,690	2,264,549
Goodyear Tire & Rubber Company (The)	349,249	4,363,866
Quantum Fuel Systems Technologies Worldwide, Inc.	666,832	380,094
SORL Auto Parts, Inc.	21,719	62,551
		8,179,401
Automobiles - 0.4%
Kandi Technologies Corporation	136,312	576,600
Tesla Motors, Inc.	84,090	4,540,019
Winnebago Industries, Inc.	76,164	1,395,324
		6,511,943
Distributors - 0.1%
China Metro-Rural Holdings Ltd.	100	120
Pool Corporation	44,823	2,197,223
VOXX International Corporation	856	8,158
		2,205,501
Diversified Consumer Services - 1.2%
American Public Education, Inc.	26,842	900,012
Apollo Group, Inc. - Class A	41,868	769,115
Ascent Capital Group, Inc.	1,813	120,547
Bridgepoint Education, Inc.	40,863	440,503
Bright Horizons Family Solutions, Inc.	56	1,817
ChinaCast Education Corporation	280,803	19,656
Coinstar, Inc.	102,352	5,405,209
Collectors Universe, Inc.	2,754	32,800
Corinthian Colleges, Inc.	807,805	1,615,610
CPI Corporation	4,039	86
Education Management Corporation	109,029	618,195
Grand Canyon Education, Inc.	65,290	1,669,465
ITT Educational Services, Inc.	147,968	2,709,294
K12, Inc.	7,905	201,341
Matthews International Corporation - Class A	13,093	481,953
Regis Corporation	132,759	2,489,231
School Specialty, Inc.	34,783	1,705
Service Corporation International	16,206	273,557
Stewart Enterprises, Inc. - Class A	136,385	1,215,190
StoneMor Partners, L.P.	93,136	2,556,583
Strayer Education, Inc.	22,803	1,079,950
Weight Watchers International, Inc.	12,340	520,378
		23,122,197
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc.	688	9,371
Asia Entertainment & Resources Ltd.	88,972	395,036
Biglari Holdings, Inc.	274	106,115
BJ's Restaurants, Inc.	148,739	5,101,748
Boyd Gaming Corporation	281,673	3,380,076
Brinker International, Inc.	108,023	4,202,095
Buffalo Wild Wings, Inc.	11,149	1,003,326

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Hotels, Restaurants & Leisure - 1.1% (Continued)
Choice Hotels International, Inc.	144	$5,625
DineEquity, Inc.	50,069	3,566,915
Kona Grill, Inc.	324	3,159
Life Time Fitness, Inc.	279	12,884
MTR Gaming Group, Inc.	287	990
Nathan's Famous, Inc.	1,095	48,892
PokerTek, Inc.	1,884	2,656
Red Lion Hotels Corporation	25,255	164,915
Ruby Tuesday, Inc.	87,622	844,676
Ryman Hospitality Properties, Inc.	19,739	877,596
Star Buffet, Inc.	325	747
Texas Roadhouse, Inc.	1,114	26,179
Universal Travel Group	237,996	47,599
		19,800,600
Household Durables - 1.6%
American Greetings Corporation - Class A	191	3,522
Bassett Furniture Industries, Inc.	1,536	21,550
Beazer Homes USA, Inc.	56,026	905,380
Blyth, Inc.	258,330	4,257,278
Cavco Industries, Inc.	1,725	78,695
Comstock Holding Companies, Inc. - Class A	3,495	9,891
Deer Consumer Products, Inc.	51,567	3,094
Desarrolladora Homex S.A.B de C.V. - ADR	51,462	251,135
Ethan Allen Interiors, Inc.	27,788	813,633
Furniture Brands International, Inc.	1,558	1,714
Garmin Ltd.	5,047	177,049
Hovnanian Enterprises, Inc. - Class A	91,508	498,719
iRobot Corporation	89	2,589
KB Home	246,257	5,550,633
Location Based Technologies, Inc.	103,181	19,088
M/I Homes, Inc.	9,510	233,946
Mad Catz Interactive, Inc.	489,312	200,471
Ryland Group, Inc. (The)	126,606	5,704,866
Skullcandy, Inc.	631,271	3,244,733
SodaStream International Ltd.	43,497	2,341,878
Tempur-Pedic International, Inc.	60,831	2,950,304
ZAGG, Inc.	329,933	2,233,646
		29,503,814
Internet & Catalog Retail - 0.4%
NutriSystem, Inc.	178,484	1,445,720
Overstock.com, Inc.	152,184	3,165,427
PetMed Express, Inc.	225,437	2,817,963
Vitacost.com, Inc.	8,103	63,041
		7,492,151
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.	3,214	144,598
Black Diamond, Inc.	126,966	1,244,267
Brunswick Corporation	67,073	2,123,531
Callaway Golf Company	82,684	553,983
Eastman Kodak Company	1,275,620	471,980
JAKKS Pacific, Inc.	14,776	161,206
Nautilus, Inc.	1,305	8,978

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Leisure Equipment & Products - 0.5% (Continued)
Smith & Wesson Holding Corporation	362,553	$3,183,215
Sturm Ruger & Company, Inc.	10,875	557,561
		8,449,319
Media - 0.8%
Atrinsic, Inc.	87,591	350
Central European Media Enterprises Ltd.	56,274	208,214
China Yida Holding Company	1,079	4,273
Clear Channel Outdoor Holdings, Inc.	24,057	173,932
Cumulus Media, Inc. - Class A	41,619	132,765
Dex One Corporation	425,979	1,013,830
Dial Global, Inc. (a)	2,195	922
Digital Domain Media Group, Inc.	75,247	1,279
Digital Generation, Inc.	35,925	240,697
DreamWorks Animation SKG, Inc. - Class A	80,130	1,544,906
IMAX Corporation	100	2,553
Lee Enterprises, Inc.	322,902	464,979
Madison Square Garden Company (The) - Class A	52	3,134
Manchester United plc - Class A	17,453	313,805
Martha Stewart Living Omnimedia, Inc. - Class A	1,501	3,707
McClatchy Company (The) - Class A	731,645	1,690,100
Media General, Inc. - Class A	85,726	702,953
Meredith Corporation	20,644	801,400
New York Times Company (The)	354,252	3,138,673
Pandora Media, Inc.	10,104	140,749
Regal Entertainment Group - Class A	65,640	1,177,582
Scholastic Corporation	49,705	1,364,402
SPAR Group, Inc.	705	1,382
SuperMedia, Inc.	50,146	263,267
Tiger Media, Inc.	1,132	1,313
Valassis Communications, Inc.	73,295	1,878,551
World Wrestling Entertainment, Inc. - Class A	27,827	255,452
		15,525,170
Multiline Retail - 0.4%
Bon-Ton Stores, Inc. (The)	297,796	4,568,191
Fred's, Inc. - Class A	78,585	1,118,264
J. C. Penney Company, Inc.	62,627	1,028,335
Saks, Inc.	95,354	1,101,339
Sears Canada, Inc.	9,011	83,634
Sears Holdings Corporation	2,755	141,442
		8,041,205
Specialty Retail - 2.9%
Aéropostale, Inc.	23,489	344,349
America's Car-Mart, Inc.	4,801	222,142
AutoChina International Ltd.	156	1,724
Barnes & Noble, Inc.	324,414	5,881,626
bebe stores, inc.	176,920	1,001,367
Body Central Corporation	7,340	74,721
Books-A-Million, Inc.	12,867	33,454
Brown Shoe Company, Inc.	6,449	109,053
Buckle, Inc. (The)	38,399	1,864,271
Citi Trends, Inc.	10,782	126,904
Coldwater Creek, Inc.	147,888	527,960

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Consumer Discretionary - 10.3% (Continued)
Specialty Retail - 2.9% (Continued)
Conn's, Inc.	120,773	$5,230,679
Finish Line, Inc. (The)	493	9,559
Francesca's Holdings Corporation	46,452	1,326,669
Group 1 Automotive, Inc.	68,453	4,140,037
Guess?, Inc.	7,968	220,554
Hibbett Sports, Inc.	2,815	154,403
Hot Topic, Inc.	231,557	3,230,220
Jos. A. Bank Clothiers, Inc.	49,085	2,144,033
Lithia Motors, Inc.	1,120	55,462
Lumber Liquidators Holdings, Inc.	16,218	1,329,227
MarineMax, Inc.	565	6,548
Mattress Firm Holding Corporation	49,091	1,881,167
Monro Muffler Brake, Inc.	61,849	2,558,075
Office Depot, Inc.	153,773	593,564
OfficeMax, Inc.	33,368	384,066
Orchard Supply Hardware Stores Corporation - Class A	5,013	9,926
Pep Boys - Manny Moe & Jack (The)	89,919	1,043,060
RadioShack Corporation	2,359,057	7,478,211
Rent-A-Center, Inc.	89,791	3,136,400
rue21, inc.	11,612	370,423
Select Comfort Corporation	44,227	938,497
Sonic Automotive, Inc. - Class A	72,877	1,602,565
Stage Stores, Inc.	162,848	4,509,261
Systemax, Inc.	2,729	24,998
Tile Shop Holdings, Inc. (The)	276	6,845
Trinity Place Holdings, Inc.	160	872
Walking Company Holdings, Inc. (The)	4	37
Zumiez, Inc.	84,737	2,454,831
		55,027,760
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc.	427,575	825,220
DGSE Companies, Inc.	3,657	18,577
G-III Apparel Group Ltd.	135	5,489
Iconix Brand Group, Inc.	161	4,613
Joe's Jeans, Inc.	100	176
Kingold Jewelry, Inc.	145,407	184,667
Vera Bradley, Inc.	156,150	3,563,343
Wolverine World Wide, Inc.	90,805	4,337,755
		8,939,840
Consumer Staples - 1.9%
Beverages - 0.1%
Boston Beer Company, Inc. - Class A	2,671	452,254
Central European Distribution Corporation	852,814	59,697
Primo Water Corporation	88,606	112,529
Reed's, Inc.	120,489	494,005
		1,118,485
Food & Staples Retailing - 0.4%
Chefs' Warehouse, Inc. (The)	19,345	355,754
Crumbs Bake Shop, Inc.	466	662
Natural Grocers by Vitamin Cottage, Inc.	5,821	145,991
Pizza Inn Holdings, Inc.	2,087	16,571
Roundy's, Inc.	585,107	4,189,366

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Consumer Staples - 1.9% (Continued)
Food & Staples Retailing - 0.4% (Continued)
Spartan Stores, Inc.	520	$8,726
SUPERVALU, Inc.	131,628	768,707
Susser Holdings Corporation	11,123	591,410
United Natural Foods, Inc.	15,267	762,434
Weis Markets, Inc.	8,627	360,867
		7,200,488
Food Products - 0.7%
AgFeed Industries, Inc.	179,465	18,126
Amira Nature Foods Ltd.	9,864	75,558
Annie's, Inc.	34,271	1,295,101
Calavo Growers, Inc.	66,189	1,877,120
Cal-Maine Foods, Inc.	220	9,390
China Marine Food Group Ltd.	69,491	55,593
Chiquita Brands International, Inc.	572	4,936
Coffee Holding Company, Inc.	78,247	530,515
Dean Foods Company	44,394	849,701
Diamond Foods, Inc.	258,977	3,905,373
Dole Food Company, Inc.	45,613	490,796
Feihe International, Inc.	27,039	197,926
Fresh Del Monte Produce, Inc.	16,322	414,742
Green Mountain Coffee Roasters, Inc.	3,171	182,015
Hain Celestial Group, Inc. (The)	12,027	784,762
Le Gaga Holdings Ltd.	3,510	11,337
Lifeway Foods, Inc.	697	8,838
Limoneira Company	32	596
SkyPeople Fruit Juice, Inc.	31,586	69,173
Stevia Corporation	4,596	1,289
Tootsie Roll Industries, Inc.	3,360	104,946
Umami Sustainable Seafood, Inc.	756	1,164
WhiteWave Foods Company	142,547	2,410,470
Yuhe International, Inc. (a)	109,183	8,735
Zhongpin, Inc.	495	6,415
		13,314,617
Household Products - 0.0% (b)
Central Garden & Pet Company - Class A	20,643	181,659

Personal Products - 0.5%
China Sky One Medical, Inc.	197,454	29,618
China-Biotics, Inc.	532,897	969,873
Elizabeth Arden, Inc.	2,763	113,145
Herbalife Ltd.	40,559	1,610,598
LifeVantage Corporation	400,194	912,442
Medifast, Inc.	33,149	868,504
Nu Skin Enterprises, Inc.	22,536	1,143,251
Synutra International, Inc.	96,374	465,486
USANA Health Sciences, Inc.	74,883	4,224,899
		10,337,816
Tobacco - 0.2%
Alliance One International, Inc.	255,821	959,329
Star Scientific, Inc.	1,655,659	2,053,017
		3,012,346

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Energy - 5.4%
Energy Equipment & Services - 0.7%
C&J Energy Services, Inc.	16,826	$332,987
Cal Dive International, Inc.	896,283	1,496,793
Compressco Partners, L.P.	33	782
Geokinetics, Inc.	1,664	17
Gulfmark Offshore, Inc. - Class A	10,698	445,251
Heckmann Corporation	1,686,209	6,222,111
Helix Energy Solutions Group, Inc.	123,923	2,855,186
Mitcham Industries, Inc.	1,444	21,443
Newpark Resources, Inc.	4,235	44,467
Poseidon Concepts Corporation	5,042	61
Recon Technology Ltd.	900	1,872
RigNet, Inc.	24	581
RPC, Inc.	42,434	561,826
SulphCo, Inc.	486,090	389
Tesco Corporation	3,417	41,687
Tidewater, Inc.	3,524	184,834
Transocean Ltd.	4,161	214,167
USA Compression Partners, L.P.	9,744	209,496
Vantage Drilling Company	406,367	686,760
		13,320,710
Oil, Gas & Consumable Fuels - 4.7%
Alon USA Partners, L.P.	180	4,464
Amyris, Inc.	43,859	119,296
Apco Oil and Gas International, Inc.	2,414	24,406
Approach Resources, Inc.	24,362	577,867
Arch Coal, Inc.	199,556	967,847
ATP Oil & Gas Corporation	376,995	52,742
Berry Petroleum Company - Class A	5,001	239,598
Bill Barrett Corporation	111,667	2,217,707
BioFuel Energy Corporation	112,894	487,138
Blue Dolphin Energy Company	41,521	253,278
BMB Munai, Inc.	5,958	120
BPZ Resources, Inc.	1,147,068	2,454,725
CAMAC Energy, Inc.	237,884	128,457
Chesapeake Granite Wash Trust	32,330	524,069
China Integrated Energy, Inc.	485,749	131,152
Clayton Williams Energy, Inc.	4	154
Clean Energy Fuels Corporation	188,834	2,490,720
Cloud Peak Energy, Inc.	173,969	3,399,354
Contango Oil & Gas Company	5,387	202,659
Cubic Energy, Inc.	8,104	2,593
CVR Energy, Inc.	13,237	652,187
CVR Refining, L.P.	109,796	3,499,199
Dominion Resources Black Warrior Trust	1,352	6,774
Emerald Oil, Inc.	94,383	606,883
Enbridge Energy Management, LLC	66,091	1,963,564
Endeavour International Corporation	342,498	938,445
EQT Midstream Partners, L.P.	915	42,364
EXCO Resources, Inc.	73,706	535,106
Frontline Ltd.	344,368	626,750
FX Energy, Inc.	2,855	10,963
GeoGlobal Resources, Inc.	321,275	6,586

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Energy - 5.4% (Continued)
Oil, Gas & Consumable Fuels - 4.7% (Continued)
Global Partners, L.P.	306	$10,924
GMX Resources, Inc.	74,803	12,342
GreenHunter Energy, Inc.	36,697	41,835
Harvest Natural Resources, Inc.	101,087	331,565
Houston American Energy Corporation	39,340	7,510
Hugoton Royalty Trust	211	1,914
Hyperdynamics Corporation	890,631	492,964
Inergy Midstream, L.P.	3,001	76,195
InterOil Corporation	43,436	3,436,656
Isramco, Inc.	1,462	133,554
Ivanhoe Energy, Inc.	4,600	5,934
James River Coal Company	3,010,993	4,968,138
Kinder Morgan Management, LLC	11,016	972,388
KiOR, Inc. - Class A	535,458	2,607,680
Knightsbridge Tankers Ltd.	75,571	517,661
L & L Energy, Inc.	256,202	991,502
Linn Energy, LLC	28,137	1,086,370
LinnCo, LLC	60,162	2,570,722
Lucas Energy, Inc.	356,471	459,848
Magnum Hunter Resources Corporation	477,375	1,298,460
McMoRan Exploration Company	63,895	1,057,462
Mexco Energy Corporation	215	1,210
Miller Energy Resources, Inc.	343,668	1,305,938
New Concept Energy, Inc.	12,245	12,735
NGL Energy Partners, L.P.	24,615	722,943
Niska Gas Storage Partners, LLC	2,346	35,706
Nordic American Tankers Ltd.	207,611	1,849,814
Northern Oil & Gas, Inc.	137,298	1,769,771
Overseas Shipholding Group, Inc.	804,229	2,670,040
Oxford Resource Partners, L.P.	177,073	571,946
Pacific Ethanol, Inc.	1,772,585	478,598
Patriot Coal Corporation	447,191	41,544
PBF Energy, Inc.	5,488	167,110
PDC Energy, Inc.	16,345	707,738
Pengrowth Energy Corporation	602	3,046
PetroBakken Energy Ltd.	767	6,527
Pyramid Oil Company	35,326	142,364
Resolute Energy Corporation	118,114	1,089,011
REX American Resources Corporation	181	3,383
Rex Energy Corporation	85,439	1,373,005
Rhino Resource Partners, L.P.	32,825	478,588
Royale Energy, Inc.	232,388	571,674
San Juan Basin Royalty Trust	293,698	4,537,634
Sanchez Energy Corporation	69,575	1,260,003
SandRidge Energy, Inc.	533,812	2,743,794
Sino Clean Energy, Inc.	214,504	42,901
Solazyme, Inc.	961,373	8,748,494
StealthGas, Inc.	611	6,318
Susser Petroleum Partners, L.P.	8,240	254,698
Teekay Tankers Ltd. - Class A	963,909	2,438,690
Tri-Valley Corporation	568,872	1,422
Ultra Petroleum Corporation	31,171	667,059

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Energy - 5.4% (Continued)
Oil, Gas & Consumable Fuels - 4.7% (Continued)
Uranerz Energy Corporation	403,486	$411,556
Uranium Energy Corporation	1,128,671	1,749,440
Uranium Resources, Inc.	211,338	426,903
USEC, Inc.	932,571	298,423
Verenium Corporation	100,530	231,219
W&T Offshore, Inc.	150,879	1,762,267
Whiting USA Trust I	607,449	3,924,121
Whiting USA Trust II	500	7,080
ZaZa Energy Corporation	100	127
Zion Oil & Gas, Inc.	298,883	385,559
		88,149,190
Financials - 9.5%
Capital Markets - 1.6%
AllianceBernstein Holding, L.P.	1,030	24,401
Apollo Investment Corporation	2,303	20,289
Calamos Asset Management, Inc.	10,595	120,253
CorEnergy Infrastructure Trust, Inc.	30	230
E*TRADE Financial Corporation	423,330	4,356,066
Fidus Investment Corporation	156,011	2,933,007
Financial Engines, Inc.	95,763	3,482,900
FXCM, Inc.	51,773	701,524
Gladstone Investment Corporation	297,759	2,215,327
Hercules Technology Growth Capital, Inc.	36,366	483,668
Horizon Technology Finance Corporation	122	1,792
INTL FCStone, Inc.	43,417	743,299
Investment Technology Group, Inc.	269	2,929
Investors Capital Holdings Ltd.	131	508
Janus Capital Group, Inc.	18,562	165,573
KCAP Financial, Inc.	102,781	1,112,090
Knight Capital Group, Inc.	642,674	2,275,066
Main Street Capital Corporation	6,374	191,603
Medley Capital Corporation	4,828	75,220
MF Global Holdings Ltd.	489,633	12,975
NGP Capital Resources Company	169,125	1,126,373
Oppenheimer Holdings, Inc.	435	8,048
PennantPark Floating Rate Capital Ltd.	3,393	48,045
Penson Worldwide, Inc.	261,155	992
Piper Jaffray Companies, Inc.	70,120	2,367,251
Rand Capital Corporation	751	2,231
Safeguard Scientifics, Inc.	81,546	1,316,152
SEI Investments Company	2	57
Solar Capital Ltd.	42,021	1,005,563
Stifel Financial Corporation	123,717	3,986,162
TICC Capital Corporation	37,564	382,026
Triangle Capital Corporation	38,200	1,068,454
		30,230,074
Commercial Banks - 4.0%
Ameris Bancorp	81,817	1,134,802
Arrow Financial Corporation	4,431	107,186
Auburn National Bancorporation, Inc.	221	4,906
BancFirst Corporation	174	7,280
BancorpSouth, Inc.	8,902	142,432

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Financials - 9.5% (Continued)
Commercial Banks - 4.0% (Continued)
Bank of the Ozarks, Inc.	98,517	$4,032,301
Banner Corporation	3,118	101,865
BBCN Bancorp, Inc.	60,576	780,219
BNC Bancorp	1,127	11,439
Boston Private Financial Holdings, Inc.	58,096	560,045
Britton & Koontz Capital Corporation	9	99
Bryn Mawr Bank Corporation	2,555	59,353
C&F Financial Corporation	575	23,115
Capital City Bank Group, Inc.	34,488	431,100
Capitol Bancorp Ltd.	40,199	3,015
Cascade Bancorp	27,027	161,351
Cathay General Bancorp	399	7,864
CenterState Banks, Inc.	44	366
Citizens Holding Company	737	14,519
City Bank	13,826	1,383
City Holding Company	85,787	3,275,348
CoBiz Financial, Inc.	2,715	23,240
Columbia Banking System, Inc.	85,912	1,844,531
Commerce Bancshares, Inc.	16,181	649,020
Community Bank System, Inc.	107,143	3,068,576
Community Trust Bancorp, Inc.	7,963	275,679
Dearborn Bancorp, Inc.	920	20
Fauquier Bankshares, Inc.	228	2,741
First BanCorporation (Puerto Rico)	333,320	1,969,921
First Busey Corporation	237,878	1,022,875
First Commonwealth Financial Corporation	121,959	872,007
First Community Bancshares, Inc.	23,567	365,524
First Financial Bancorporation	9,806	150,718
First Financial Bankshares, Inc.	95,180	4,702,844
First of Long Island Corporation (The)	111	3,353
FirstMerit Corporation	25,582	438,220
FNB Corporation	91,666	1,044,076
FNB United Corporation	14,471	108,532
Frontier Financial Corporation	10,459	209
Glacier Bancorp, Inc.	116,550	2,150,348
Glen Burnie Bancorp	56	669
Hampton Roads Bankshares, Inc.	111,129	142,245
Heartland Financial USA, Inc.	842	21,395
Heritage Financial Corporation	41	572
IBERIABANK Corporation	142	6,478
Independent Bank Corporation (Massachusetts)	91,935	2,853,662
Independent Bank Corporation (Michigan)	90,099	637,000
International Bancshares Corporation	1,528	29,643
Jeffersonville Bancorp	10	110
Lakeland Bancorp, Inc.	75,734	724,017
Macatawa Bank Corporation	48,336	270,682
Mercantile Bancorp, Inc.	867	182
Mercantile Bank Corporation	2,409	40,254
National Bankshares, Inc.	6,377	208,847
National Penn Bancshares, Inc.	75,061	734,847
Oak Valley Bancorp	147	1,166
OFG Bancorp	180,868	2,906,549

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Financials - 9.5% (Continued)
Commercial Banks - 4.0% (Continued)
Old Second Bancorp, Inc.	53,319	$245,267
OmniAmerican Bancorp, Inc.	100	2,490
PAB Bankshares, Inc.	4,809	15
PacWest Bancorp	60,283	1,671,648
Park National Corporation	47,983	3,281,078
Park Sterling Corporation	1,196	6,853
Patriot National Bancorp	638	944
Pinnacle Financial Partners, Inc.	112,729	2,735,933
Popular, Inc.	145,259	4,138,429
Princeton National Bancorp, Inc.	600	7
Prosperity Bancshares, Inc.	27,804	1,277,316
Renasant Corporation	76,837	1,753,420
Republic Bancorp, Inc. - Class A	62,705	1,392,051
S&T Bancorp, Inc.	22,211	419,122
S.Y. Bancorp, Inc.	3,824	87,799
Seacoast Banking Corporation of Florida	832	1,780
Security Bank Corporation	32,973	–
Simmons First National Corporation - Class A	39,467	967,731
Southside Bancshares, Inc.	160,135	3,423,686
Southwest Bancorp, Inc.	11,695	154,608
State Bank Financial Corporation	32,113	472,382
StellarOne Corporation	6,251	93,702
Sterling Financial Corporation	1,832	39,938
Taylor Capital Group, Inc.	58,427	855,956
TCF Financial Corporation	30,413	442,509
Texas Capital Bancshares, Inc.	92,285	3,844,593
Tompkins Financial Corporation	650	27,170
TowneBank	67,383	964,251
Trustmark Corporation	50	1,228
Umpqua Holdings Corporation	56,708	680,496
United Bankshares, Inc.	98,142	2,483,974
United Security Bancshares	1,807	7,426
Valley National Bancorp	125,290	1,126,357
Westamerica Bancorporation	56,377	2,446,198
Westbury Bancorp, Inc.	1,667	22,004
Western Alliance Bancorporation	5,248	77,198
Wintrust Financial Corporation	22,772	816,604
		74,092,903
Consumer Finance - 0.3%
Atlanticus Holdings Corporation	109,936	406,763
Encore Capital Group, Inc.	83,384	2,375,610
Green Dot Corporation - Class A	131,110	2,059,738
NetSpend Holdings, Inc.	2,431	38,799
World Acceptance Corporation	9,908	880,425
		5,761,335
Diversified Financial Services - 0.1%
Capital Southwest Corporation	36	4,237
Consumer Portfolio Services, Inc.	228	2,102
DJSP Enterprises, Inc.	15,586	1,733
KKR Financial Holdings, LLC	12,531	133,956
Life Partners Holdings, Inc.	163,156	543,310

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Financials - 9.5% (Continued)
Diversified Financial Services - 0.1% (Continued)
Primus Guaranty Ltd.	1,849	$18,952
		704,290
Insurance - 1.0%
Allied World Assurance Company Holdings Ltd.	16,040	1,456,592
Ambac Financial Group, Inc.	19,556	61
American Equity Investment Life Holding Company	310,463	4,731,456
American Financial Group, Inc.	3,179	153,450
CNA Financial Corporation	17,235	580,992
eHealth, Inc.	114,741	2,402,676
Gerova Financial Group Ltd.	9,506	–
Homeowners Choice, Inc.	35,008	929,112
Kingsway Financial Services, Inc.	608	2,250
MBIA, Inc.	20,644	195,292
Montpelier Re Holdings Ltd.	64,762	1,668,269
National Financial Partners Corporation	4,802	121,683
National Western Life Insurance Company	130	23,741
Phoenix Companies, Inc. (The)	16,634	484,216
Primerica, Inc.	106,621	3,620,849
StanCorp Financial Group, Inc.	41,200	1,779,016
Tower Group International Ltd.	19,621	371,229
Universal Insurance Holdings, Inc.	65	389
		18,521,273
Real Estate Investment Trusts (REIT) - 1.2%
Acadia Realty Trust	693	19,785
Arbor Realty Trust, Inc.	103,034	795,422
Ares Commercial Real Estate Corporation	4,225	71,107
Ashford Hospitality Trust, Inc.	77,317	995,843
Colonial Properties Trust	30,257	702,265
CubeSmart	41,908	736,324
CYS Investments, Inc.	18,312	227,618
DuPont Fabros Technology, Inc.	49,015	1,232,237
Extra Space Storage, Inc.	1	44
First Industrial Realty Trust, Inc.	100	1,794
Franklin Street Properties Corporation	28,853	440,585
Geo Group, Inc. (The)	5,736	214,813
Getty Realty Corporation	99,531	2,130,959
Gladstone Commercial Corporation	54,413	1,041,465
Glimcher Realty Trust	13,020	163,271
Home Properties, Inc.	2,383	153,608
Investors Real Estate Trust	3,324	32,343
iStar Financial, Inc.	280,201	3,272,748
JAVELIN Mortgage Investment Corporation	9,868	198,742
Liberty Property Trust	14,187	609,899
New York Mortgage Trust, Inc.	444,001	3,170,167
NorthStar Realty Finance Corporation	7,074	70,528
Omega Healthcare Investors, Inc.	2,068	67,975
Parkway Properties, Inc.	5,652	103,036
Pennsylvania Real Estate Investment Trust	17,564	364,102
Ramco-Gershenson Properties Trust	19,105	333,764
Redwood Trust, Inc.	13,028	297,299
Retail Opportunity Investments Corporation	1,567	23,207
Rouse Properties, Inc.	91,435	1,732,693

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Financials - 9.5% (Continued)
Real Estate Investment Trusts (REIT) - 1.2% (Continued)
Sabra Health Care REIT, Inc.	551	$16,431
Silver Bay Realty Trust Corporation	34,752	663,068
STAG Industrial, Inc.	381	8,397
Sun Communities, Inc.	43,884	2,244,667
Terreno Realty Corporation	6	113
Walter Investment Management Corporation	2,877	96,552
Western Asset Mortgage Capital Corporation	14,563	326,211
Winthrop Realty Trust	46,209	587,316
		23,146,398
Real Estate Management & Development - 0.1%
Brookfield Property Partners, L.P.	21,059	464,983
China HGS Real Estate, Inc.	100	1,090
China Housing & Land Development, Inc.	143,405	255,261
Gazit-Globe Ltd.	1,949	25,824
Mays (J.W.), Inc.	144	3,204
Novation Companies, Inc.	628	302
St. Joe Company (The)	74,934	1,466,458
		2,217,122
Thrifts & Mortgage Finance - 1.2%
America First Tax Exempt Investors, L.P.	9,810	70,142
Anchor BanCorp Wisconsin, Inc.	35,400	22,302
Astoria Financial Corporation	134,159	1,286,585
BBX Capital Corporation - Class A	98,985	1,187,820
Beneficial Mutual Bancorp, Inc.	30,090	257,270
BofI Holding, Inc.	41,350	1,686,253
Federal Agricultural Mortgage Corporation - Class C	10,180	323,520
Federal National Mortgage Association	589,647	487,638
First Federal Bancshares of Arkansas, Inc.	6,056	58,683
First Pactrust Bancorp, Inc.	774	8,793
Flushing Financial Corporation	4,373	66,382
Impac Mortgage Holdings, Inc.	54,588	566,623
Malvern Bancorp, Inc.	499	5,793
MGIC Investment Corporation	890,012	4,806,065
NASB Financial, Inc.	3,726	84,953
Northwest Bancshares, Inc.	140,937	1,726,478
PMI Group, Inc. (The)	7	–
Provident Financial Holdings, Inc.	11,476	185,911
Radian Group, Inc.	669,823	8,004,385
Security National Financial Corporation - Class A	120,684	957,024
Territorial Bancorp, Inc.	55	1,286
Triad Guaranty, Inc. (a)	9,250	740
TrustCo Bank Corporation	264,501	1,417,725
Westfield Financial, Inc.	395	2,974
		23,215,345
Health Care - 11.6%
Biotechnology - 6.6%
Aastrom Biosciences, Inc.	435,907	261,108
ACADIA Pharmaceuticals, Inc.	163,534	2,107,953
Achillion Pharmaceuticals, Inc.	197,438	1,488,682
Advaxis, Inc.	97,154	6,461
Aegerion Pharmaceuticals, Inc.	135,199	5,683,766
AEterna Zentaris, Inc.	63,638	116,458

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Health Care - 11.6% (Continued)
Biotechnology - 6.6% (Continued)
Alnylam Pharmaceuticals, Inc.	178,863	$4,283,769
Amarin Corporation plc - ADR	624,154	4,624,981
Anthera Pharmaceuticals, Inc.	865,094	475,888
ARCA Biopharma, Inc.	2,683	6,386
Arena Pharmaceuticals, Inc.	644,454	5,310,301
Arrowhead Research Corporation	31,565	65,024
AVEO Pharmaceuticals, Inc.	321,389	1,642,298
BioTime, Inc.	360,977	1,306,737
Cardium Therapeutics, Inc.	106,459	10,007
Celldex Therapeutics, Inc.	36,321	473,989
CEL-SCI Corporation	841,126	227,104
Celsion Corporation	1,629,821	1,362,530
China Biologic Products, Inc.	276	7,021
Cleveland BioLabs, Inc.	278,801	493,478
Curis, Inc.	228	855
Cyclacel Pharmaceuticals, Inc.	83,375	384,359
Cytokinetics, Inc.	388,197	496,892
Cytori Therapeutics, Inc.	636,479	1,788,506
CytRx Corporation	207,818	559,030
DARA BioSciences, Inc.	571,455	444,935
Dendreon Corporation	1,300,007	6,123,033
Discovery Laboratories, Inc.	601	1,016
EpiCept Corporation (a)	103,927	6,236
Exact Sciences Corporation	61,419	573,653
Exelixis, Inc.	826,583	4,289,966
Galectin Therapeutics, Inc.	12,343	57,765
Galena Biopharma, Inc.	2,246,496	6,447,444
Genomic Health, Inc.	22,944	696,580
GTx, Inc.	10,442	48,242
Horizon Pharma, Inc.	185,319	444,766
iBio, Inc.	184,883	79,537
ImmunoCellular Therapeutics Ltd.	239,567	603,709
ImmunoGen, Inc.	6,007	96,232
Immunomedics, Inc.	451,382	1,155,538
Incyte Corporation	15,030	332,914
Infinity Pharmaceuticals, Inc.	108,396	4,670,784
Insmed, Inc.	131,102	1,200,894
InterMune, Inc.	380,050	3,545,866
Introgen Therapeutics, Inc.	45,612	46
Ironwood Pharmaceuticals, Inc.	193,314	2,940,306
IsoRay, Inc.	279,361	139,680
Keryx Biopharmaceuticals, Inc.	720,186	5,869,516
Lexicon Pharmaceuticals, Inc.	19	38
MannKind Corporation	2,590,271	10,231,570
Marina Biotech, Inc.	246,062	55,364
Mast Therapeutics, Inc.	760,949	510,292
Medgenics, Inc.	78,680	315,507
MediciNova, Inc.	102,132	321,716
Medivation, Inc.	4,650	245,101
MEI Pharma, Inc.	47,057	419,748
Metabolix, Inc.	319,501	555,932
Momenta Pharmaceuticals, Inc.	78,721	969,843

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Health Care - 11.6% (Continued)
Biotechnology - 6.6% (Continued)
Myrexis, Inc.	891	$77
Myriad Genetics, Inc.	17,097	476,151
NeoStem, Inc.	819,672	409,836
Neuralstem, Inc.	315,545	375,499
NeurogesX, Inc.	134,170	1,852
NewLink Genetics Corporation	24,289	338,589
Nymox Pharmaceutical Corporation	107,768	555,005
Omeros Corporation	30,647	123,507
OncoGenex Pharmaceuticals, Inc.	54	547
Oncolytics Biotech, Inc.	471,040	1,436,672
Oncothyreon, Inc.	8,432	21,164
Opexa Therapeutics, Inc.	108,570	183,483
OPKO Health, Inc.	581,160	3,870,526
Orexigen Therapeutics, Inc.	550,345	3,346,098
Organovo Holdings, Inc.	5,988	26,347
Osiris Therapeutics, Inc.	224,913	2,523,524
OXiGENE, Inc.	22,997	81,409
Oxygen Biotherapeutics, Inc.	17,295	4,322
Peregrine Pharmaceuticals, Inc.	722,436	1,004,186
PharmAthene, Inc.	548,291	866,300
Pluristem Therapeutics, Inc.	213,725	679,645
PROLOR Biotech, Inc.	41,286	257,625
Protalix BioTherapeutics, Inc.	76,914	436,102
Raptor Pharmaceutical Corporation	400,622	2,764,292
Repligen Corporation	890	7,974
Rexahn Pharmaceuticals, Inc.	387,738	124,076
Rosetta Genomics Ltd.	156,250	518,750
RXi Pharmaceuticals Corporation	7,093	1,490
Sangamo Biosciences, Inc.	87,952	895,351
Sarepta Therapeutics, Inc.	81,067	2,354,186
Savient Pharmaceuticals, Inc.	1,339,188	999,436
SIGA Technologies, Inc.	222,093	732,907
Sinovac Biotech Ltd.	15,818	56,312
Spectrum Pharmaceuticals, Inc.	482,396	3,574,554
StemCells, Inc.	309,241	522,617
Sunesis Pharmaceuticals, Inc.	412,072	2,319,965
Synta Pharmaceuticals Corporation	419,823	4,303,186
Synthetic Biologics, Inc.	49,908	72,866
Targacept, Inc.	40,283	185,705
Tengion, Inc. (a)	812	601
Theravance, Inc.	2,499	84,341
Titan Pharmaceuticals, Inc.	9,900	16,434
TrovaGene, Inc.	12,689	75,119
Venaxis, Inc.	31,268	56,908
ZIOPHARM Oncology, Inc.	62,568	105,114
		123,368,002
Health Care Equipment & Supplies - 1.6%
Abiomed, Inc.	198,022	3,657,466
Accuray, Inc.	579,564	2,550,082
Align Technology, Inc.	5,034	166,726
Antares Pharma, Inc.	216,624	821,005
Atossa Genetics, Inc.	7,689	51,362

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Health Care - 11.6% (Continued)
Health Care Equipment & Supplies - 1.6% (Continued)
Bacterin International Holdings, Inc.	294,288	$260,710
BIOLASE, Inc.	494,497	2,620,834
BSD Medical Corporation	961,893	1,115,796
Cerus Corporation	561	2,985
Conceptus, Inc.	16	496
CryoPort, Inc.	4,338	2,061
Cyberonics, Inc.	3,342	145,110
D. Medical Industries Ltd.	2,300	363
Dehaier Medical Systems Ltd.	2,070	3,933
Delcath Systems, Inc.	229,652	191,070
Derma Sciences, Inc.	1,014	12,259
Exactech, Inc.	17	314
Fonar Corporation	86,659	609,213
GenMark Diagnostics, Inc.	119,583	1,859,516
Globus Medical, Inc.	2,230	33,941
Hansen Medical, Inc.	282,443	553,588
HeartWare International, Inc.	1,724	167,573
ICU Medical, Inc.	3,173	191,173
Insulet Corporation	133,253	3,363,306
Integra LifeSciences Holdings Corporation	36,706	1,285,811
Intuitive Surgical, Inc.	1	492
InVivo Therapeutics Holdings Corporation	25,140	77,934
Kips Bay Medical, Inc.	5,485	7,679
MELA Sciences, Inc.	542,348	667,088
Meridian Bioscience, Inc.	159,948	3,245,345
Navidea Biopharmaceuticals, Inc.	1,310,254	3,210,122
Neogen Corporation	5,032	255,777
Quidel Corporation	18,076	403,456
STAAR Surgical Company	23,698	165,412
Stereotaxis, Inc.	30,949	54,780
Synergetics USA, Inc.	19,594	57,802
TearLab Corporation	164,148	1,227,827
Unilife Corporation	209,526	414,861
Uroplasty, Inc.	20,189	50,472
Volcano Corporation	7,873	159,743
Wright Medical Group, Inc.	24,890	583,422
ZELTIQ Aesthetics, Inc.	10,237	44,838
		30,293,743
Health Care Providers & Services - 0.6%
Acadia Healthcare Company, Inc.	6,861	216,465
Accretive Health, Inc.	123,649	1,303,260
Addus HomeCare Corporation	8,526	100,948
Air Methods Corporation	22,138	810,029
Amedisys, Inc.	27,417	275,267
Bio-Reference Laboratories, Inc.	111,400	2,840,700
Chemed Corporation	21,080	1,720,550
China Cord Blood Corporation	4,236	12,242
ExamWorks Group, Inc.	18,874	341,619
FAB Universal Corporation	77,352	342,669
IPC The Hospitalist Company, Inc.	46,357	2,114,806
Landauer, Inc.	4,023	224,765
Medical Marijuana, Inc.	277,197	52,113

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Health Care - 11.6% (Continued)
Health Care Providers & Services - 0.6% (Continued)
Owens & Minor, Inc.	294	$9,576
PharMerica Corporation	2,111	27,211
		10,392,220
Health Care Technology - 0.0% (b)
CareView Communications, Inc.	2,133	1,173
HealthStream, Inc.	26	597
MGT Capital Investment, Inc.	2,763	10,361
Quality Systems, Inc.	54,080	966,410
		978,541
Life Sciences Tools & Services - 0.4%
Accelerate Diagnostics, Inc.	1,408	8,899
Affymetrix, Inc.	610,928	2,223,778
Apricus Biosciences, Inc.	209,716	564,136
Bioanalytical Systems, Inc.	4,706	6,941
BioDelivery Sciences International, Inc.	147,213	836,170
CombiMatrix Corporation	134,322	456,695
Furiex Pharmaceuticals, Inc.	170	5,771
Genetic Technologies Ltd.	71,618	169,018
Luminex Corporation	39,685	659,962
NeoGenomics, Inc.	5,712	21,363
PURE Bioscience, Inc.	68,457	35,598
Sequenom, Inc.	750,678	2,830,056
		7,818,387
Pharmaceuticals - 2.4%
Acura Pharmaceuticals, Inc.	183,943	450,660
Akorn, Inc.	136,754	2,058,148
Alexza Pharmaceuticals, Inc.	501,788	2,152,670
Alimera Sciences, Inc.	212	619
Ampio Pharmaceuticals, Inc.	248,726	1,253,579
Aoxing Pharmaceutical Company, Inc.	10,556	2,533
AVANIR Pharmaceuticals, Inc. - Class A	730,780	2,331,188
Biodel, Inc.	81,511	245,348
BioSante Pharmaceuticals, Inc.	403,013	455,405
Cadence Pharmaceuticals, Inc.	1,168	8,269
Echo Therapeutics, Inc.	251	151
Emisphere Technologies, Inc.	8,547	1,624
Hi-Tech Pharmacal Company, Inc.	5,342	176,607
IntelliPharmaCeutics International, Inc.	18,930	40,132
K-V Pharmaceutical Company - Class A	507,105	48,682
Lannett Company, Inc.	843	9,787
NuPathe, Inc.	195,608	655,287
Oculus Innovative Sciences, Inc.	1,768	9,334
Optimer Pharmaceuticals, Inc.	185,862	2,869,709
Pacira Pharmaceuticals, Inc.	249,082	7,190,997
Pernix Therapeutics Holdings, Inc.	32,682	124,845
Provectus Pharmaceuticals, Inc.	4,588	3,120
Repros Therapeutics, Inc.	311,441	6,334,710
Salix Pharmaceuticals Ltd.	85,026	4,446,010
Santarus, Inc.	65,218	1,198,055
Skystar Bio-Pharmaceutical Company Ltd.	2,610	3,811
Transcept Pharmaceuticals, Inc.	8,595	34,036
ViroPharma, Inc.	140,850	3,838,162

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Health Care - 11.6% (Continued)
Pharmaceuticals - 2.4% (Continued)
VIVUS, Inc.	714,041	$9,489,605
		45,433,083
Industrials - 7.2%
Aerospace & Defense - 0.7%
American Science & Engineering, Inc.	24	1,548
Arotech Corporation	277	294
Ascent Solar Technologies, Inc.	624,208	399,493
Cubic Corporation	7,720	331,728
Elbit Systems Ltd.	24	1,001
Engility Holdings, Inc.	91,020	2,180,839
GenCorp, Inc.	279,060	3,647,314
KEYW Holding Corporation (The)	186,640	2,536,438
Kratos Defense & Security Solutions, Inc.	94,776	482,410
National Presto Industries, Inc.	36,215	2,716,125
		12,297,190
Air Freight & Logistics - 0.3%
Echo Global Logistics, Inc.	24,129	418,638
XPO Logistics, Inc.	348,331	5,681,279
		6,099,917
Airlines - 0.1%
AMR Corporation	395,525	1,673,071
Hawaiian Holdings, Inc.	8,561	47,000
Pinnacle Airlines Corporation	7,109	96
		1,720,167
Building Products - 1.0%
Apogee Enterprises, Inc.	90,778	2,313,023
Builders FirstSource, Inc.	304,434	1,884,447
Fortune Brands Home & Security, Inc.	161	5,859
Griffon Corporation	13,376	137,773
Lennox International, Inc.	71,839	4,454,018
NCI Building Systems, Inc.	18,274	312,851
PGT, Inc.	1,433	11,034
Quanex Building Products Corporation	69,574	1,131,969
Simpson Manufacturing Company, Inc.	11,322	325,394
Trex Company, Inc.	15,272	743,441
Universal Forest Products, Inc.	59,397	2,292,724
USG Corporation	174,149	4,526,133
		18,138,666
Commercial Services & Supplies - 1.6%
A.T. Cross Company - Class A	300	3,786
ABM Industries, Inc.	62,244	1,403,602
ACCO Brands Corporation	83,233	561,823
Cenveo, Inc.	277,612	566,329
Consolidated Graphics, Inc.	36,971	1,318,756
Covanta Holding Corporation	215,341	4,306,820
EnerNOC, Inc.	9,028	158,171
Ennis, Inc.	24,311	373,660
HNI Corporation	67,080	2,309,564
Hudson Technologies, Inc.	2,397	9,684
Industrial Services of America, Inc.	20,961	67,075
InnerWorkings, Inc.	226,168	2,277,512

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Industrials - 7.2% (Continued)
Commercial Services & Supplies - 1.6% (Continued)
Interface, Inc.	98,487	$1,648,672
Intersections, Inc.	72,006	688,377
McGrath RentCorp	49,602	1,540,638
Mine Safety Appliances Company	22,785	1,093,680
Mobile Mini, Inc.	95,744	2,693,279
Multi-Color Corporation	2,243	58,004
Quad/Graphics, Inc. - Class A	189,742	3,965,608
R.R. Donnelley & Sons Company	218,382	2,688,282
RINO International Corporation	79,543	2,784
Standard Parking Corporation	4,949	106,354
Swisher Hygiene, Inc.	103,064	150,473
United Stationers, Inc.	76,859	2,495,612
Waste Connections, Inc.	202	7,666
		30,496,211
Construction & Engineering - 0.1%
Aegion Corporation	26,206	551,898
India Globalization Capital, Inc.	2,386	5,010
MasTec, Inc.	34,531	959,962
		1,516,870
Electrical Equipment - 0.6%
A123 Systems, Inc.	3,864,942	96,237
Acuity Brands, Inc.	10	730
Advanced Battery Technologies, Inc.	606,543	139,505
Altair Nanotechnologies, Inc.	61,210	138,335
Aura Systems, Inc. (a)	177	76
Babcock & Wilcox Company (The)	100	2,720
Beacon Power Corporation	57,124	743
Belden, Inc.	34,057	1,683,097
Broadwind Energy, Inc.	13	58
Capstone Turbine Corporation	237,707	209,206
China BAK Battery, Inc.	86,749	56,291
China Electric Motor, Inc.	1,771	159
Digital Power Corporation	1,323	794
ECOtality, Inc.	5,406	10,055
Encore Wire Corporation	12,227	400,434
FuelCell Energy, Inc.	8,659	9,092
Global Power Equipment Group, Inc.	11,568	190,872
Hoku Corporation	201,745	8,877
Hydrogenics Corporation	3,848	31,169
Lihua International, Inc.	40,953	207,632
New Energy Systems Group (a)	9,468	805
Ocean Power Technologies, Inc.	130,605	201,132
Plug Power, Inc.	1,062,673	170,028
Polypore International, Inc.	114,537	4,802,536
Renewable Energy Trade Board Corporation	299	75
Revolution Lighting Technologies, Inc.	17,000	64,770
Satcon Technology Corporation	152,030	2,508
Solarcity Corporation	127,309	3,439,889
Ultralife Corporation	4,286	16,887
Valence Technology, Inc.	710,999	14,220
VU1 Corporation	90	131
Westinghouse Solar, Inc.	34,144	1,229

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Industrials - 7.2% (Continued)
Electrical Equipment - 0.6% (Continued)
Yingli Green Energy Holding Company Ltd. - ADR	20,647	$52,030
		11,952,322
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	81,286	2,727,145

Machinery - 1.2%
Accuride Corporation	2,589	13,308
Actuant Corporation - Class A	5,274	165,076
Altra Holdings, Inc.	61,177	1,630,367
Art's-Way Manufacturing Company, Inc.	1,712	10,563
Astec Industries, Inc.	58	1,904
Briggs & Stratton Corporation	132,559	2,981,252
Chart Industries, Inc.	2,800	237,468
China Valves Technology, Inc. (a)	256,466	115,410
CLARCOR, Inc.	13	672
Commercial Vehicle Group, Inc.	468	3,281
Douglas Dynamics, Inc.	29,404	411,362
Dynamic Materials Corporation	557	8,845
Energy Recovery, Inc.	129,231	472,985
EnPro Industries, Inc.	3,583	176,570
ExOne Company (The)	46,555	1,787,712
Federal Signal Corporation	58	450
Flow International Corporation	32,613	119,364
FreightCar America, Inc.	8,986	187,628
Highway Holdings Ltd.	510	877
Lindsay Corporation	30,953	2,377,809
Lydall, Inc.	8,316	119,251
Miller Industries, Inc.	1,329	20,081
Navistar International Corporation	41,543	1,375,904
PMFG, Inc.	12,945	74,563
SmartHeat, Inc.	4,830	1,546
Sun Hydraulics Corporation	30,458	997,500
Tennant Company	12,488	597,176
Titan International, Inc.	4,280	95,487
Toro Company (The)	52,517	2,363,790
Twin Disc, Inc.	67,350	1,435,902
Wabash National Corporation	242	2,282
Westport Innovations, Inc.	168,081	5,222,277
		23,008,662
Marine - 0.3%
Baltic Trading Ltd.	9,386	32,570
Diana Containerships, Inc.	680	3,869
Eagle Bulk Shipping, Inc.	439,355	1,546,530
Excel Maritime Carriers Ltd.	917,152	376,032
FreeSeas, Inc.	508	549
Genco Shipping & Trading Ltd.	673,394	1,151,504
Navios Maritime Partners, L.P.	2,527	38,309
Safe Bulkers, Inc.	254,211	1,276,139
Seaspan Corporation	99,613	2,184,513
		6,610,015
Professional Services - 0.5%
Acacia Research Corporation	112,101	2,670,246

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Industrials - 7.2% (Continued)
Professional Services - 0.5% (Continued)
CBIZ, Inc.	313,010	$2,031,435
CDI Corporation	3,624	56,788
CRA International, Inc.	1,987	36,640
FTI Consulting, Inc.	43,280	1,433,434
Hudson Global, Inc.	3,449	11,382
ICF International, Inc.	14,259	386,561
Innovaro, Inc.	7,451	462
Lightbridge Corporation	113,980	166,411
Odyssey Marine Exploration, Inc.	668,817	1,973,010
Pendrell Corporation	4,316	7,294
Spherix, Inc.	205	1,550
Thomas Group, Inc. (a)	900	7
Volt Information Sciences, Inc.	100	810
VSE Corporation	256	7,805
		8,783,835
Road & Rail - 0.3%
Landstar System, Inc.	74,979	4,098,352
Student Transportation, Inc.	18,904	122,309
YRC Worldwide, Inc.	118,244	886,830
		5,107,491
Trading Companies & Distributors - 0.4%
AeroCentury Corporation	118	2,334
Beacon Roofing Supply, Inc.	86,712	3,306,329
BlueLinx Holdings, Inc.	155	451
China Armco Metals, Inc.	140,785	50,697
H&E Equipment Services, Inc.	57,966	1,180,188
Houston Wire & Cable Company	8,325	113,386
Kaman Corporation	6,571	222,034
TAL International Group, Inc.	6,390	264,546
Titan Machinery, Inc.	83,558	1,885,068
		7,025,033
Transportation Infrastructure - 0.0% (b)
Sino-Global Shipping America Ltd.	2,857	4,628

Information Technology - 13.3%
Communications Equipment - 1.7%
ADTRAN, Inc.	80,614	1,692,894
Ambient Corporation	1,159	2,306
ARRIS Group, Inc.	6,329	104,492
AudioCodes Ltd.	3,247	12,793
Calix, Inc.	6,142	52,391
CIENA Corporation	372,246	5,568,800
DragonWave, Inc.	42,347	83,000
Extreme Networks, Inc.	139,273	463,779
Globecomm Systems, Inc.	102,788	1,259,153
Infinera Corporation	312,463	2,630,939
InterDigital, Inc.	59,331	2,634,890
KVH Industries, Inc.	1,710	22,589
Oclaro, Inc.	100,433	136,589
ParkerVision, Inc.	1,255,368	5,008,918
Polycom, Inc.	155,023	1,627,742
Powerwave Technologies, Inc.	119,142	1,668

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Information Technology - 13.3% (Continued)
Communications Equipment - 1.7% (Continued)
Procera Networks, Inc.	55,103	$611,092
Research In Motion Ltd.	30,850	502,547
RIT Technologies Ltd.	11,154	51,866
Telestone Technologies Corporation (a)	480,451	233,019
TESSCO Technologies, Inc.	2,378	48,606
Ubiquiti Networks, Inc.	276,912	4,278,290
ViaSat, Inc.	80,586	3,906,003
Zoom Technologies, Inc.	176,668	62,364
ZST Digital Networks, Inc.	179,681	260,538
		31,257,268
Computers & Peripherals - 1.2%
3D Systems Corporation	194,208	7,426,514
Diebold, Inc.	6,545	191,703
Fusion-io, Inc.	254,012	4,770,345
Hauppauge Digital, Inc.	68,415	67,047
iGO, Inc.	469	1,168
Imation Corporation	17,761	65,360
Logitech International S.A.	639,722	4,062,235
OCZ Technology Group, Inc.	2,404,582	3,150,002
Silicon Graphics International Corporation	17,593	228,709
Socket Mobile, Inc.	52	96
STEC, Inc.	260,889	947,027
Stratasys Ltd.	22,136	1,838,395
Super Micro Computer, Inc.	30,659	294,940
Synaptics, Inc.	505	20,821
USA Technologies, Inc.	230,995	482,779
		23,547,141
Electronic Equipment, Instruments & Components - 2.2%
ClearSign Combustion Corporation	2,100	18,921
Digital Ally, Inc.	588	3,528
Document Security Systems, Inc.	160,590	489,799
Dolby Laboratories, Inc. - Class A	48,439	1,591,221
DTS, Inc.	120,585	2,023,416
e.Digital Corporation	10,897	1,744
Electro Rent Corporation	6	99
FARO Technologies, Inc.	120	4,655
FEI Company	7,243	462,683
InvenSense, Inc.	36	336
Itron, Inc.	27,153	1,076,616
KEMET Corporation	362	2,255
Magal Security Systems Ltd.	1,188	4,752
Mercury Systems, Inc.	107,601	831,756
Mesa Laboratories, Inc.	31	1,530
Microvision, Inc.	292,517	599,660
Molex, Inc.	163,133	4,497,577
Nam Tai Electronics, Inc.	13,000	98,280
Neonode, Inc.	378,163	2,159,311
OSI Systems, Inc.	47,877	2,743,352
Parametric Sound Corporation	109,517	1,970,211
Power-One, Inc.	91,634	579,127
RadiSys Corporation	4,115	20,410
RealD, Inc.	248,604	3,721,602

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Information Technology - 13.3% (Continued)
Electronic Equipment, Instruments & Components - 2.2% (Continued)
Research Frontiers, Inc.	54,122	$224,606
SinoHub, Inc. (a)	43,908	2,195
SMTC Corporation	456	1,008
Superconductor Technologies, Inc.	23,595	102,402
SYNNEX Corporation	58,621	2,028,287
Uni-Pixel, Inc.	384,959	13,685,292
Universal Display Corporation	76,941	2,419,025
Viasystems Group, Inc.	12	153
XcelMobility, Inc.	2,874	144
		41,365,953
Internet Software & Services - 2.2%
Active Network, Inc. (The)	327,796	1,648,814
Angie's List, Inc.	122,073	2,959,050
AOL, Inc.	30,425	1,175,622
Bankrate, Inc.	147,115	1,983,110
Blucora, Inc.	90,785	1,340,894
Bridgeline Digital, Inc.	389	490
Carbonite, Inc.	153,509	1,633,336
Constant Contact, Inc.	154,772	2,261,219
Dealertrack Technologies, Inc.	3,824	106,498
Dice Holdings, Inc.	155,358	1,311,222
FriendFinder Networks, Inc.	15,769	7,096
Innodata, Inc.	5,334	17,496
j2 Global, Inc.	61,778	2,514,365
KIT digital, Inc.	1,518,314	463,086
Liquidity Services, Inc.	188,756	6,210,072
LiveDeal, Inc.	6,021	18,725
Local Corporation	174,587	291,560
Marchex, Inc. - Class B	6,678	27,580
Market Leader, Inc.	96,124	963,162
MeetMe, Inc.	287,365	554,614
Millennial Media, Inc.	145,563	1,008,752
Monster Worldwide, Inc.	366,163	1,603,794
NIC, Inc.	70,719	1,190,908
Qihoo 360 Technology Company Ltd. - ADR	1,081	37,078
QuinStreet, Inc.	99,223	648,918
RealNetworks, Inc.	3,191	24,571
Rediff.com India Ltd. - ADR	78,703	214,072
Remark Media, Inc.	1,842	5,986
Responsys, Inc.	63,087	490,186
Sify Technologies Ltd. - ADR	45,984	84,611
SINA Corporation	100	5,632
Sohu.com, Inc.	1,970	101,337
SPS Commerce, Inc.	7,887	371,714
Stamps.com, Inc.	8	271
StarTek, Inc.	1,518	10,520
Trulia, Inc.	4,414	128,271
ValueClick, Inc.	191	5,894
Velti plc	817,760	1,635,520
Vistaprint N.V.	113,977	4,650,262
WebMD Health Corporation	1	24
Yelp, Inc.	13,942	362,910

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Information Technology - 13.3% (Continued)
Internet Software & Services - 2.2% (Continued)
Youku Tudou, Inc. - ADR	2,815	$57,032
Zillow, Inc.	60,677	3,569,628
		41,695,902
IT Services - 1.0%
Acorn Energy, Inc.	186,149	1,396,118
Booz Allen Hamilton Holding Corporation	105,414	1,601,239
CACI International, Inc.	31,943	1,868,346
Cass Information Systems, Inc.	4,392	183,586
CGI Group, Inc. - Class A	1,761	55,753
China Information Technology, Inc.	14,381	19,414
CIBER, Inc.	152,429	649,348
Computer Task Group, Inc.	30,545	626,783
Convergys Corporation	34,238	582,731
Higher One Holdings, Inc.	392,979	3,874,773
Lender Processing Services, Inc.	90,214	2,502,536
Mantech International Corporation - Class A	105,809	2,824,042
MAXIMUS, Inc.	6,797	541,653
ModusLink Global Solutions, Inc.	1,961	5,491
PRGX Global, Inc.	23,353	130,543
Unisys Corporation	47,688	912,271
VeriFone Systems, Inc.	50,806	1,091,313
Zanett, Inc.	12,650	253
		18,866,193
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc.	3,376,260	9,521,053
Amkor Technology, Inc.	392,462	1,660,114
Applied Micro Circuits Corporation	58,449	436,030
Cabot Microelectronics Corporation	41,441	1,388,688
Camtek Ltd.	8,645	12,276
Canadian Solar, Inc.	52,727	296,853
Cirrus Logic, Inc.	72,103	1,392,309
CSR plc - ADR	1	31
CVD Equipment Corporation	46,075	478,719
Cymer, Inc.	1,125	117,855
DayStar Technologies, Inc.	14,478	6,515
EZchip Semiconductor Ltd.	35,777	816,073
Global-Tech Advanced Innovations, Inc.	175	1,313
GT Advanced Technologies, Inc.	1,672,370	6,572,414
Himax Technologies, Inc.	177,005	973,527
International Rectifier Corporation	3,689	78,244
JA Solar Holdings Company Ltd. - ADR	8,004	40,340
Lattice Semiconductor Corporation	535	2,488
LDK Solar Company Ltd.	265,971	351,082
Mellanox Technologies Ltd.	21,790	1,110,854
Monolithic Power Systems, Inc.	51,648	1,245,750
OmniVision Technologies, Inc.	7,101	95,224
Photronics, Inc.	50,581	399,084
Rubicon Technology, Inc.	394,375	2,922,319
Rudolph Technologies, Inc.	141,335	1,649,379
STR Holdings, Inc.	92,554	208,246
Suntech Power Holdings Company Ltd. - ADR	772,259	532,859
Teradyne, Inc.	275,061	4,522,003

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Information Technology - 13.3% (Continued)
Semiconductors & Semiconductor Equipment - 2.0% (Continued)
Tessera Technologies, Inc.	17,932	$365,275
Tower Semiconductor Ltd.	14,236	93,246
Transwitch Corporation	14,717	6,181
Ultratech, Inc.	16,938	499,163
		37,795,507
Software - 3.0%
Accelrys, Inc.	74,330	732,150
ACI Worldwide, Inc.	51,772	2,433,802
American Software, Inc. - Class A	9,256	76,917
AsiaInfo-Linkage, Inc.	7,947	91,232
Augme Technologies, Inc.	10,081	3,579
AVG Technologies N.V.	114,295	1,865,294
Blackbaud, Inc.	58,245	1,707,161
BluePhoenix Solutions Ltd.	1,006	3,591
Bottomline Technologies, Inc.	45,071	1,180,860
BroadSoft, Inc.	35,432	905,642
Cadence Design Systems, Inc.	300	4,140
Callidus Software, Inc.	402,637	1,727,313
Changyou.com Ltd.	406	11,774
China CGame, Inc.	12,695	2,387
Ebix, Inc.	575,862	10,716,792
Evergreen Energy, Inc.	172,973	865
Future Healthcare of America	53,356	7,256
Globalscape, Inc.	359	582
Glu Mobile, Inc.	1,805,599	5,561,245
Interactive Intelligence Group, Inc.	4,192	173,675
Jive Software, Inc.	13,988	190,097
Magic Software Enterprises Ltd.	108,892	589,106
Majesco Entertainment Company	261,564	156,677
Mitek Systems, Inc.	614,111	3,267,070
NetSol Technologies, Inc.	2,612	32,963
NQ Mobile, Inc.	78,285	675,600
Progress Software Corporation	68,563	1,547,467
Qlik Technologies, Inc.	2,021	52,566
RealPage, Inc.	42,304	863,002
ServiceNow, Inc.	4,157	170,271
Sky-Mobi Ltd. - ADR	85,408	150,318
Synchronoss Technologies, Inc.	4,286	121,465
Tangoe, Inc.	190,590	2,450,987
THQ, Inc.	57,095	1,427
TiVo, Inc.	254,189	2,979,095
Top Image Systems Ltd.	16,064	51,244
Trunkbow International Holdings Ltd. (a)	2,736	1,621
VirnetX Holding Corporation	415,443	8,483,346
Voltari Corporation	76,363	454,360
Vringo, Inc.	1,752,902	4,943,184
Wave Systems Corporation - Class A	834,695	400,654
Websense, Inc.	9,338	166,590
Zynga, Inc. - Class A	236,355	753,972
		55,709,339

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Materials - 4.2%
Chemicals - 1.0%
ADA-ES, Inc.	31,759	$876,866
Calgon Carbon Corporation	104,682	1,783,781
Cereplast, Inc.	191,090	4,223
China Gengsheng Minerals, Inc.	66,649	14,003
China Green Agriculture, Inc.	130,518	396,775
Clean Diesel Technologies, Inc.	117,273	243,928
CVR Partners, L.P.	30,078	791,352
Ferro Corporation	539,362	3,797,108
Flotek Industries, Inc.	152,388	2,444,304
Gulf Resources, Inc.	292,677	301,457
H.B. Fuller Company	35,537	1,346,852
Hawkins, Inc.	6,427	239,020
Kronos Worldwide, Inc.	179,698	3,177,061
PolyOne Corporation	4,562	102,782
Rentech Nitrogen Partners, L.P.	2,351	85,694
Senomyx, Inc.	1,580	3,239
Sensient Technologies Corporation	16,243	639,162
Stepan Company	11,285	642,568
Yongye International, Inc. (a)	17,265	42,904
Zoltek Companies, Inc.	107,824	1,424,355
		18,357,434
Construction Materials - 0.1%
Headwaters, Inc.	51,284	556,944
Texas Industries, Inc.	18,103	1,152,799
US Concrete, Inc.	5,746	89,293
		1,799,036
Containers & Packaging - 0.1%
AEP Industries, Inc.	9,463	729,597
Greif, Inc. - Class A	24,446	1,177,564
		1,907,161
Metals & Mining - 2.9%
A.M. Castle & Company	174,576	3,023,656
AK Steel Holding Corporation	368,051	1,232,971
Allied Nevada Gold Corporation	153,319	1,640,513
AMCOL International Corporation	84,793	2,609,081
Atlatsa Resources Corporation	184,292	36,858
Aurcana Corporation	465	1,968
Aurizon Mines Ltd.	540,302	2,334,105
Avalon Rare Metals, Inc.	237,546	249,423
Avino Silver & Gold Mines Ltd.	111	145
CD International Enterprises, Inc.	17,830	1,516
China Gerui Advanced Materials Group Ltd.	8,567	14,393
China Natural Resources, Inc.	4,328	20,298
China Precision Steel, Inc.	27,364	37,215
China Shen Zhou Mining & Resources, Inc.	198,490	37,713
Cliffs Natural Resources, Inc.	65,275	1,392,968
Commercial Metals Company	309,091	4,518,910
Crosshair Energy Corporation	176,804	10,608
General Moly, Inc.	88,278	164,197
General Steel Holdings, Inc.	122,667	122,667
Globe Specialty Metals, Inc.	22,074	288,286
Gold Reserve, Inc.	8,846	28,307

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Materials - 4.2% (Continued)
Metals & Mining - 2.9% (Continued)
Gold Resource Corporation	109,198	$1,118,188
Golden Minerals Company	20,369	37,072
Great Northern Iron Ore Properties	4,471	311,226
IAMGOLD Corporation	632	3,394
Jaguar Mining, Inc.	709,423	296,752
Kaiser Aluminum Corporation	21,354	1,345,302
Kimber Resources, Inc.	11,900	2,083
Materion Corporation	7,918	209,748
McEwen Mining, Inc.	854	1,990
Mercator Minerals Ltd.	186	51
Mesabi Trust	100	2,140
Midway Gold Corporation	168,501	158,458
Molycorp, Inc.	1,483,445	8,663,319
Olympic Steel, Inc.	32,566	651,320
Paramount Gold and Silver Corporation	415,954	657,207
Pershing Gold Corporation	36,865	15,373
Polymet Mining Corporation	278,040	314,185
Puda Coal, Inc.	61,600	1,540
Rare Element Resources Ltd.	2,579	4,797
RTI International Metals, Inc.	11,344	329,203
Santa Fe Gold Corporation	2,959	710
Schnitzer Steel Industries, Inc. - Class A	192,166	4,713,832
Seabridge Gold, Inc.	19,276	221,096
Silver Bull Resources, Inc.	133,817	50,315
SinoCoking Coal and Coke Chemical Industries, Inc.	118,762	135,389
Stillwater Mining Company	391,446	4,869,588
SunCoke Energy Partners, L.P.	31,670	673,938
Tanzanian Royalty Exploration Corporation	452,593	1,371,357
Thompson Creek Metals Company, Inc.	489,961	1,464,983
United States Antimony Corporation	44,538	67,698
United States Steel Corporation	81,258	1,446,392
Universal Stainless & Alloy Products, Inc.	7,143	249,719
Walter Energy, Inc.	259,481	4,649,900
Worthington Industries, Inc.	79,372	2,554,191
		54,358,254
Paper & Forest Products - 0.1%
Orient Paper, Inc.	158,641	283,968
Resolute Forest Products, Inc.	143,613	2,101,058
Wausau Paper Corporation	67,741	689,603
		3,074,629
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.9%
8x8, Inc.	54,022	390,579
Alaska Communications Systems Group, Inc.	496	804
CenturyLink, Inc.	16	601
Elephant Talk Communications, Inc.	283,475	325,996
Fairpoint Communications, Inc.	175,894	1,431,777
Frontier Communications Corporation	1,377	5,728
Globalstar, Inc.	69,904	23,068
inContact, Inc.	95,382	772,594
Iridium Communications, Inc.	257,019	1,724,598
Lumos Networks Corporation	10	135

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 65.7% (Continued)	Shares	Value
Telecommunication Services - 1.4% (Continued)
Diversified Telecommunication Services - 0.9% (Continued)
magicJack VocalTec Ltd.	320,033	$5,290,146
Otelco, Inc.	5,919	10,062
Radcom Ltd.	52,298	159,509
Sprint Nextel Corporation	646,729	4,559,439
Towerstream Corporation	585,839	1,406,014
		16,101,050
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc.	73,485	457,812
Leap Wireless International, Inc.	373,016	2,133,651
NII Holdings, Inc.	745,389	6,484,884
NTELOS Holdings Corporation	73,366	1,079,948
Shenandoah Telecommunications Company	10,599	173,718
		10,330,013
Utilities - 0.9%
Electric Utilities - 0.2%
MGE Energy, Inc.	8,513	475,451
Northeast Utilities	160	7,253
NV Energy, Inc.	37,301	806,821
Otter Tail Corporation	59,773	1,864,918
Pinnacle West Capital Corporation	7,915	482,023
		3,636,466
Gas Utilities - 0.5%
AmeriGas Partners, L.P.	28,115	1,274,453
Atmos Energy Corporation	9,553	423,867
China Natural Gas, Inc.	187,992	93,996
Ferrellgas Partners, L.P.	162,532	3,223,009
Laclede Group, Inc. (The)	17,462	815,650
New Jersey Resources Corporation	19,123	902,605
Northwest Natural Gas Company	44,712	1,988,343
Piedmont Natural Gas Company, Inc.	27,125	933,914
South Jersey Industries, Inc.	19	1,172
UGI Corporation	200	8,196
		9,665,205
Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc.	28,509	52,456
Dynegy, Inc.	12,813	316,609
Ormat Technologies, Inc.	108,815	2,365,638
U.S. Geothermal, Inc.	240,378	78,604
		2,813,307
Multi-Utilities - 0.1%
MDU Resources Group, Inc.	46,827	1,168,334

Water Utilities - 0.0% (b)
Connecticut Water Service, Inc.	6	171
Consolidated Water Company Ltd.	210	2,094
Ecosphere Technologies, Inc.	5,869	2,230
		4,495

Total Common Stocks (Proceeds $1,372,736,764)		$1,234,547,767

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

PREFERRED STOCKS - 0.0% (b)	Shares	Value
Cabco Trust for J. C. Penney (Proceeds $100,026)	5,172	$105,509

OTHER INVESTMENTS - 13.9%	Shares	Value
iPath S&P 500 VIX Mid-Term Futures ETN	369,985	$7,407,100
iPath S&P 500 VIX Short-Term Futures ETN	1,887,270	35,801,512
SPDR S&P 500 ETF Trust	822,100	131,272,928
Vanguard S&P 500 ETF	1,183,394	86,553,437
Total Other Investments (Proceeds $268,022,615)		$261,034,977

WARRANTS - 0.0%(b)	Shares	Value
American International Group, Inc.	854	$15,116
Magnum Hunter Resources Corporation	15,718	2,200
Total Warrants (Proceeds $14,295)		$17,316

Total Securities Sold Short - 79.6% (Proceeds $1,640,873,700)		$1,495,705,569

ADR	- American Depositary Receipt.

(a)	Security value has been determined in good faith by the Board of Trustees. Total value of such securities is ($413,271) at April 30, 2013, representing greater than (0.1%) of net assets (Note 2).
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2013 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Consumer Discretionary - 15.6%
Auto Components - 1.2%
Cooper Tire & Rubber Company	6,046	$150,485
Dorman Products, Inc.	4,156	156,847
Stoneridge, Inc. (a)	15,277	115,647
Superior Industries International, Inc.	7,541	138,453
Tenneco, Inc. (a)	564	21,810
Visteon Corporation (a)	1,930	113,465
		696,707
Diversified Consumer Services - 0.8%
Career Education Corporation (a)	1,351	2,959
Hillenbrand, Inc.	6,920	173,900
ITT Educational Services, Inc. (a)	78	1,428
K12, Inc. (a)	2,439	62,121
Sotheby's	3,819	135,498
Steiner Leisure Ltd. (a)	1,371	66,398
		442,304
Hotels, Restaurants & Leisure - 3.1%
Ameristar Casinos, Inc.	4,587	121,051
Bravo Brio Restaurant Group, Inc. (a)	275	4,675
Domino's Pizza, Inc.	2,833	156,382
Einstein Noah Restaurant Group, Inc.	6,744	97,181
Fiesta Restaurant Group, Inc. (a)	4,598	125,341
Isle of Capri Casinos, Inc. (a)	1,590	12,179
Jack in the Box, Inc. (a)	8,403	301,248
Krispy Kreme Doughnuts, Inc. (a)	10,388	141,900
Marcus Corporation	9,218	118,359
Multimedia Games Holding Company, Inc. (a)	9,222	227,414
Nathan's Famous, Inc. (a)	4	179
Papa John's International, Inc. (a)	1,926	121,338
Ruth's Hospitality Group, Inc. (a)	5,938	58,846
Scientific Games Corporation (a)	16,905	150,116
SHFL entertainment, Inc. (a)	10,785	170,403
		1,806,612
Household Durables - 0.2%
CSS Industries, Inc.	90	2,579
Libbey, Inc. (a)	1,591	30,818
Universal Electronics, Inc. (a)	2,390	54,922
		88,319
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.COM, Inc. - Class A (a)	19,421	115,166
Blue Nile, Inc. (a)	1,628	53,122
Shutterfly, Inc. (a)	4,466	198,871
		367,159
Leisure Equipment & Products - 0.5%
JAKKS Pacific, Inc.	3,593	39,200
LeapFrog Enterprises, Inc. (a)	4,477	40,024
Nautilus, Inc. (a)	28,420	195,530

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Discretionary - 15.6% (Continued)
Leisure Equipment & Products - 0.5% (Continued)
Steinway Musical Instruments, Inc. (a)	1,258	$31,374
		306,128
Media - 3.8%
Carmike Cinemas, Inc. (a)	6,924	121,585
Clear Channel Outdoor Holdings, Inc. (a)	198	1,432
Digital Generation, Inc. (a)	3,027	20,281
E.W. Scripps Company (The) - Class A (a)	18,174	252,437
Entravision Communications Corporation - Class A	42,300	163,278
Global Sources Ltd. (a)	3,658	24,948
Gray Television, Inc. (a)	36,829	233,864
Harte-Hanks, Inc.	489	3,878
Journal Communications, Inc. (a)	31,466	214,283
LIN TV Corporation - Class A (a)	27,211	334,967
Live Nation Entertainment, Inc. (a)	14,659	185,143
Martha Stewart Living Omnimedia, Inc. - Class A (a)	24,267	59,940
MDC Partners, Inc.	3,165	54,090
National CineMedia, Inc.	7,280	118,227
Nexstar Broadcasting Group, Inc.	9,095	221,463
Outdoor Channel Holdings, Inc.	272	2,380
ReachLocal, Inc. (a)	1,257	20,954
Salem Communications Corporation - Class A	11,917	109,398
Sinclair Broadcast Group, Inc. - Class A	100	2,680
Starz - Series A (a)	4,720	110,354
		2,255,582
Multiline Retail - 0.2%
Big Lots, Inc. (a)	1,287	46,872
Gordmans Stores, Inc. (a)	8,853	99,862
		146,734
Specialty Retail - 3.3%
Aaron's, Inc.	4,276	122,764
Body Central Corporation (a)	10,494	106,829
Chico's FAS, Inc.	6,716	122,701
Christopher & Banks Corporation (a)	26,334	183,021
Destination XL Group, Inc. (a)	1,074	5,348
Express, Inc. (a)	8,219	149,668
Finish Line, Inc. (The) - Class A	7,862	152,444
Francesca's Holdings Corporation (a)	1,692	48,324
Haverty Furniture Companies, Inc.	3,633	86,393
Kirkland's, Inc. (a)	14,126	170,360
Lithia Motors, Inc.	3,167	156,830
Men's Wearhouse, Inc. (The)	5,160	172,860
Sears Hometown and Outlet Stores, Inc. (a)	3,928	175,228
Shoe Carnival, Inc.	1,944	40,494
Sonic Automotive, Inc. - Class A	6,903	151,797
Winmark Corporation	635	39,287
Zale Corporation (a)	7,270	32,279
		1,916,627

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Discretionary - 15.6% (Continued)
Textiles, Apparel & Luxury Goods - 1.9%
Columbia Sportswear Company	1,279	$74,949
Culp, Inc.	6,100	99,064
Deckers Outdoor Corporation (a)	3,126	172,305
K-Swiss, Inc. - Class A (a)	99	469
Movado Group, Inc.	3,995	120,809
Perry Ellis International, Inc.	95	1,669
Skechers U.S.A., Inc. - Class A (a)	5,821	120,960
Steven Madden Ltd. (a)	5,852	284,583
True Religion Apparel, Inc.	4,346	117,603
Unifi, Inc. (a)	6,209	121,076
		1,113,487
Consumer Staples - 4.0%
Beverages - 0.2%
Coca-Cola Bottling Company Consolidated	1,384	85,116

Food & Staples Retailing - 1.1%
Andersons, Inc. (The)	3,053	166,450
Pantry, Inc. (The) (a)	7,959	116,281
Rite Aid Corporation (a)	83,799	222,067
Spartan Stores, Inc.	192	3,222
SUPERVALU, Inc.	19,781	115,521
		623,541
Food Products - 1.3%
Boulder Brands, Inc. (a)	16,458	148,287
Darling International, Inc. (a)	6,617	122,481
Farmer Brothers Company (a)	2	30
Feihe International, Inc. (a)	4,735	34,660
J & J Snack Foods Corporation	2,473	185,524
Limoneira Company	2	37
Omega Protein Corporation (a)	16,057	149,491
Pilgrim's Pride Corporation (a)	12,343	120,838
Seneca Foods Corporation - Class A (a)	306	9,973
		771,321
Household Products - 0.2%
Orchids Paper Products Company	543	12,489
Spectrum Brands Holdings, Inc.	2,153	120,568
		133,057
Personal Products - 1.1%
Inter Parfums, Inc.	4,211	121,993
Neptune Technologies & Bioressources, Inc. (a)	400	1,060
Nutraceutical International Corporation	3,942	72,809
Prestige Brands Holdings, Inc. (a)	10,749	289,685
Revlon, Inc. (a)	8,153	157,760
		643,307
Tobacco - 0.1%
Alliance One International, Inc. (a)	5,177	19,414
Universal Corporation	801	46,097
		65,511

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Energy - 7.6%
Energy Equipment & Services - 2.3%
Dawson Geophysical Company (a)	2,251	$69,196
Exterran Holdings, Inc. (a)	5,832	154,082
Gulf Island Fabrication, Inc.	4,201	86,373
Key Energy Services, Inc. (a)	20,261	120,350
Lufkin Industries, Inc.	2,316	204,480
Matrix Service Company (a)	17,523	263,371
Parker Drilling Company (a)	29,359	120,959
Pioneer Energy Services Corporation (a)	20,858	147,049
Tesco Corporation (a)	852	10,394
TGC Industries, Inc.	1,491	13,224
Unit Corporation (a)	2,879	121,004
Willbros Group, Inc. (a)	6,162	58,539
		1,369,021
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corporation (a)	11,736	26,289
Adams Resources & Energy, Inc.	1,169	58,088
Alon USA Energy, Inc.	7,967	132,252
Alpha Natural Resources, Inc. (a)	16,429	121,903
Carrizo Oil & Gas, Inc. (a)	6,460	156,461
Crosstex Energy, Inc.	6,570	120,954
Delek US Holdings, Inc.	4,559	164,534
Endeavour International Corporation (a)	43,860	120,176
Forest Oil Corporation (a)	25,634	107,406
GasLog Ltd.	9,623	123,174
Gastar Exploration Ltd. (a)	42,742	119,678
Golar LNG Ltd.	4,249	142,002
Goodrich Petroleum Corporation (a)	9,296	121,220
Halcon Resources Corporation (a)	22,901	149,772
Kodiak Oil & Gas Corporation (a)	16,630	130,213
Newfield Exploration Company (a)	11,778	256,643
Penn Virginia Corporation	35,885	144,617
Quicksilver Resources, Inc. (a)	47,876	120,647
REX American Resources Corporation (a)	1,419	26,521
Scorpio Tankers, Inc. (a)	6,240	53,976
Swift Energy Company (a)	11,005	142,405
Synergy Resources Corporation (a)	14,829	100,096
Targa Resources Corporation	1,815	119,354
Teekay Corporation	3,423	121,859
VAALCO Energy, Inc. (a)	11,964	80,398
Warren Resources, Inc. (a)	56,756	149,268
		3,109,906
Financials - 17.6%
Capital Markets - 2.9%
Arlington Asset Investment Corporation - Class A	4,428	119,954
Artio Global Investors, Inc.	40,761	111,685
BGC Partners, Inc. - Class A	34,483	197,243
BlackRock Kelso Capital Corporation	14,521	144,484
Diamond Hill Investment Group, Inc.	16	1,208
Evercore Partners, Inc. - Class A	3,574	134,918

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 17.6% (Continued)
Capital Markets - 2.9% (Continued)
FBR & Company (a)	4,208	$87,653
Gladstone Capital Corporation	5,744	53,247
Golub Capital BDC, Inc.	4,182	73,729
Greenhill & Company, Inc.	2,498	115,383
ICG Group, Inc. (a)	323	3,834
Manning & Napier, Inc.	5,140	90,001
Medallion Financial Corporation	5,863	87,593
New Mountain Finance Corporation	3,518	53,614
NGP Capital Resources Company	257	1,712
Safeguard Scientifics, Inc. (a)	13	210
SWS Group, Inc. (a)	19,577	111,393
THL Credit, Inc.	7,942	122,148
U.S. Global Investors, Inc.	3,517	9,601
Virtus Investment Partners, Inc. (a)	15	2,865
WisdomTree Investments, Inc. (a)	13,503	156,635
		1,679,110
Commercial Banks - 2.3%
Access National Corporation	311	3,909
Eagle Bancorp, Inc. (a)	99	2,290
First Financial Bancorporation	5,423	83,352
First Horizon National Corporation	13,400	139,362
First Interstate BancSystem, Inc.	9,733	197,775
Great Southern Bancorp, Inc.	307	8,096
Hanmi Financial Corporation (a)	207	3,194
MetroCorp Bancshares, Inc. (a)	2,519	25,316
National Penn Bancshares, Inc.	12,859	125,890
NBT Bancorp, Inc.	2,188	44,307
Pacific Premier Bancorp, Inc. (a)	11,670	141,790
Preferred Bank (a)	1,849	30,508
Renasant Corporation	139	3,172
SCBT Financial Corporation	775	37,022
State Bank Financial Corporation	256	3,766
Sterling Bancorp	66	744
Susquehanna Bancshares, Inc.	13,043	152,212
SVB Financial Group (a)	17	1,209
Synovus Financial Corporation	57,034	153,421
Taylor Capital Group, Inc. (a)	165	2,417
Trustmark Corporation	2,010	49,345
Virginia Commerce Bancorp (a)	4,862	65,345
WesBanco, Inc.	1,623	40,624
Wintrust Financial Corporation	242	8,678
		1,323,744
Consumer Finance - 0.9%
Cash America International, Inc.	1,172	51,134
DFC Global Corporation (a)	7,808	105,408
EZCORP, Inc. - Class A (a)	5,530	93,457
First Cash Financial Services, Inc. (a)	2,848	146,586
Nelnet, Inc. - Class A	3,122	106,148

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 17.6% (Continued)
Consumer Finance - 0.9% (Continued)
World Acceptance Corporation (a)	510	$45,319
		548,052
Diversified Financial Services - 0.8%
Asset Acceptance Capital Corporation (a)	12,698	82,156
Consumer Portfolio Services, Inc. (a)	19,150	176,563
MarketAxess Holdings, Inc.	2,863	121,162
Marlin Business Services Corporation	1,149	27,841
PHH Corporation (a)	1,703	35,899
		443,621
Insurance - 4.2%
Allied World Assurance Company Holdings A.G.	40	3,632
American National Insurance Company	1,071	100,706
American Safety Insurance Holdings Ltd. (a)	207	4,985
AMERISAFE, Inc.	1,152	37,624
AmTrust Financial Services, Inc.	798	25,265
CNO Financial Group, Inc.	13,575	153,669
Employers Holdings, Inc.	3,403	77,078
Endurance Specialty Holdings Ltd.	3,379	165,470
FBL Financial Group, Inc. - Class A	1,516	59,594
Hanover Insurance Group, Inc. (The)	5,933	299,201
Hilltop Holdings, Inc. (a)	9,822	131,516
Horace Mann Educators Corporation	5,452	122,943
Infinity Property & Casualty Corporation	1,087	61,676
Kemper Corporation	3,852	122,725
Maiden Holdings Ltd.	1,925	19,885
Mercury General Corporation	6,709	306,668
National Interstate Corporation	110	3,196
Navigators Group, Inc. (The) (a)	1	58
OneBeacon Insurance Group Ltd. - Class A	9,007	122,405
Protective Life Corporation	4,584	174,467
Stewart Information Services Corporation	1,987	53,788
Symetra Financial Corporation	20,152	274,672
United Fire Group, Inc.	1,169	32,685
Universal Insurance Holdings, Inc.	20,607	123,230
		2,477,138
Real Estate Investment Trusts (REIT) - 4.0%
Agree Realty Corporation	3,385	101,787
American Capital Mortgage Investment Corporation	4,599	122,149
Anworth Mortgage Asset Corporation	6,072	38,314
Apollo Commercial Real Estate Finance, Inc.	6,861	121,714
ARMOUR Residential REIT, Inc.	679	4,407
CapLease, Inc.	28,261	198,392
Capstead Mortgage Corporation	13,988	185,761
Chatham Lodging Trust	159	2,911
Chesapeake Lodging Trust	2,244	53,093
Cousins Properties, Inc.	11,037	120,524
Equity Lifestyle Properties, Inc.	31	2,519
First Industrial Realty Trust, Inc.	1,579	28,327
Geo Group, Inc. (The)	6,166	230,917

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 17.6% (Continued)
Real Estate Investment Trusts (REIT) - 4.0% (Continued)
Gramercy Property Trust, Inc. (a)	14,886	$70,709
Hatteras Financial Corporation	4,475	122,302
Hersha Hospitality Trust	18,822	112,556
Kite Realty Group Trust	18,411	121,513
One Liberty Properties, Inc.	179	4,106
Resource Capital Corporation	18,411	121,329
Saul Centers, Inc.	1,158	51,878
Select Income REIT	4,311	122,993
Sovran Self Storage, Inc.	1,804	123,754
Strategic Hotels & Resorts, Inc. (a)	14,842	119,775
Summit Hotel Properties, Inc.	18,489	184,705
UMH Properties, Inc.	579	6,398
Winthrop Realty Trust	85	1,080
		2,373,913
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc. (a)	3,578	121,867
American Realty Capital Properties, Inc.	7,367	121,113
		242,980
Thrifts & Mortgage Finance - 2.1%
Apollo Residential Mortgage, Inc.	5,471	121,784
Bank Mutual Corporation	22,618	117,161
BankUnited, Inc.	4,846	122,846
Berkshire Hills Bancorp, Inc.	1,810	46,807
Brookline Bancorp, Inc.	5,945	49,938
Capitol Federal Financial, Inc.	10,165	120,354
Charter Financial Corporation	11,151	113,406
First Defiance Financial Corporation	59	1,336
First Financial Holdings, Inc.	4,619	92,565
Northfield Bancorp, Inc.	14,728	173,201
OceanFirst Financial Corporation	1,389	19,738
Roma Financial Corporation	164	2,791
SI Financial Group, Inc.	380	4,408
Walker & Dunlop, Inc. (a)	6,408	114,126
Washington Federal, Inc.	7,141	122,611
WSFS Financial Corporation	416	20,359
		1,243,431
Health Care - 15.5%
Biotechnology - 2.0%
ACADIA Pharmaceuticals, Inc. (a)	9,171	118,214
AMAG Pharmaceuticals, Inc. (a)	1,867	41,167
Array BioPharma, Inc. (a)	1,380	8,211
Astex Pharmaceuticals, Inc. (a)	35,170	241,970
Cepheid (a)	1,430	54,526
Coronado Biosciences, Inc. (a)	1	11
Dyax Corporation (a)	10,637	29,252
Emergent BioSolutions, Inc. (a)	926	14,205
Isis Pharmaceuticals, Inc. (a)	9,125	204,309
Nanosphere, Inc. (a)	17,319	47,974
PDL BioPharma, Inc.	21,583	167,052

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 15.5% (Continued)
Biotechnology - 2.0% (Continued)
Trius Therapeutics, Inc. (a)	31,739	$221,221
		1,148,112
Health Care Equipment & Supplies - 4.0%
Abaxis, Inc.	3,545	151,336
Anika Therapeutics, Inc. (a)	169	2,256
ArthroCare Corporation (a)	3,496	121,136
AtriCure, Inc. (a)	13,035	108,712
Cardiovascular Systems, Inc. (a)	9,040	155,126
CONMED Corporation	129	4,042
Cutera, Inc. (a)	10,895	121,044
Cynosure, Inc. - Class A (a)	6,313	163,254
Hill-Rom Holdings, Inc.	5,104	173,893
Invacare Corporation	5,395	72,563
Mako Surgical Corporation (a)	2,075	21,974
Merit Medical Systems, Inc. (a)	17,992	173,983
Natus Medical, Inc. (a)	2,550	31,901
NuVasive, Inc. (a)	7,600	159,372
Orthofix International N.V. (a)	1,111	35,996
Palomar Medical Technologies, Inc. (a)	3,380	45,799
Quidel Corporation (a)	725	16,182
Rochester Medical Corporation (a)	7,726	104,919
RTI Biologics, Inc. (a)	3,789	15,080
Solta Medical, Inc. (a)	2,301	4,487
Spectranetics Corporation (The) (a)	6,441	120,125
SurModics, Inc. (a)	7,208	190,652
Symmetry Medical, Inc. (a)	416	4,959
Tornier N.V. (a)	3,965	72,123
Vascular Solutions, Inc. (a)	281	4,471
West Pharmaceutical Services, Inc.	4,354	278,046
		2,353,431
Health Care Providers & Services - 6.1%
Amedisys, Inc. (a)	191	1,918
AMN Healthcare Services, Inc. (a)	24,556	337,154
AmSurg Corporation (a)	9,441	316,840
Assisted Living Concepts, Inc. - Class A	218	2,599
Capital Senior Living Corporation (a)	7,826	189,859
Cross Country Healthcare, Inc. (a)	9,507	47,535
Emeritus Corporation (a)	4,775	122,717
Ensign Group, Inc. (The)	2,526	88,082
Five Star Quality Care, Inc. (a)	28,604	135,297
Gentiva Health Services, Inc. (a)	8,347	87,560
Health Net, Inc. (a)	6,255	183,897
HealthSouth Corporation (a)	5,652	155,430
Healthways, Inc. (a)	7,345	102,022
Kindred Healthcare, Inc. (a)	9,720	101,963
LHC Group, Inc. (a)	851	18,484
LifePoint Hospitals, Inc. (a)	5,923	284,304
Magellan Health Services, Inc. (a)	5,226	267,362
National Research Corporation	680	40,766

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 15.5% (Continued)
Health Care Providers & Services - 6.1% (Continued)
Owens & Minor, Inc.	1,360	$44,295
Providence Service Corporation (The) (a)	1,405	24,601
Select Medical Holdings Corporation	31,128	256,806
Team Health Holdings, Inc. (a)	5,171	192,775
U.S. Physical Therapy, Inc.	126	3,006
Universal American Corporation	11,046	94,443
Vanguard Health Systems, Inc. (a)	11,456	167,601
WellCare Health Plans, Inc. (a)	4,878	284,436
		3,551,752
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	15,730	217,703
MedAssets, Inc. (a)	14,097	264,037
Omnicell, Inc. (a)	9,601	173,010
		654,750
Life Sciences Tools & Services - 1.6%
Albany Molecular Research, Inc. (a)	19,579	233,577
Bruker Corporation (a)	6,183	109,872
Cambrex Corporation (a)	10,841	135,404
Charles River Laboratories International, Inc. (a)	4,442	193,183
Harvard Bioscience, Inc. (a)	412	2,109
Luminex Corporation (a)	2,043	33,975
Techne Corporation	4,075	261,371
		969,491
Pharmaceuticals - 0.7%
Impax Laboratories, Inc. (a)	6,896	120,680
Lannett Company, Inc. (a)	10,868	126,177
Sucampo Pharmaceuticals, Inc. (a)	20,325	193,291
		440,148
Industrials - 15.9%
Aerospace & Defense - 2.7%
API Technologies Corporation (a)	5,188	14,319
DigitalGlobe, Inc. (a)	9,323	272,138
Ducommun, Inc. (a)	5,209	127,568
Engility Holdings, Inc. (a)	75	1,797
Esterline Technologies Corporation (a)	2,130	159,835
Exelis, Inc.	28,910	322,925
Kratos Defense & Security Solutions, Inc. (a)	782	3,980
Sparton Corporation (a)	307	4,264
Spirit AeroSystems Holdings, Inc. - Class A (a)	19,950	398,801
Teledyne Technologies, Inc. (a)	3,462	259,858
		1,565,485
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corporation (a)	1,398	51,419

Airlines - 1.2%
JetBlue Airways Corporation (a)	5,984	41,230
Republic Airways Holdings, Inc. (a)	22,821	255,367
SkyWest, Inc.	10,800	154,548

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 15.9% (Continued)
Airlines - 1.2% (Continued)
Spirit Airlines, Inc. (a)	4,770	$127,359
US Airways Group, Inc. (a)	8,245	139,340
		717,844
Building Products - 0.6%
Ameresco, Inc. - Class A (a)	19,163	141,231
Nortek, Inc. (a)	902	64,818
PGT, Inc. (a)	15,930	122,661
		328,710
Commercial Services & Supplies - 2.1%
ACCO Brands Corporation (a)	7,397	49,930
ARC Document Solutions, Inc. (a)	8,859	28,437
Brink's Company (The)	4,525	119,958
CECO Environmental Corporation	6,781	78,727
EnergySolutions, Inc. (a)	60,110	248,254
G&K Services, Inc.	2,585	121,469
Heritage-Crystal Clean, Inc. (a)	110	1,711
Kimball International, Inc. - Class B	6,278	57,695
Steelcase, Inc. - Class A	12,782	162,331
TMS International Corporation - Class A (a)	6,472	93,456
UniFirst Corporation	1,330	121,097
US Ecology, Inc.	4,525	123,080
		1,206,145
Construction & Engineering - 1.9%
AECOM Technology Corporation (a)	1,063	30,901
Argan, Inc.	4,848	85,810
Dycom Industries, Inc. (a)	6,823	131,820
Great Lakes Dredge & Dock Corporation	21,962	151,977
MYR Group, Inc. (a)	5,770	131,556
Northwest Pipe Company (a)	607	16,565
Orion Marine Group, Inc. (a)	485	4,443
Pike Electric Corporation	19,194	300,002
Primoris Services Corporation	12,897	284,250
		1,137,324
Electrical Equipment - 1.3%
AZZ, Inc.	3,070	129,830
Coleman Cable, Inc.	6,500	97,500
General Cable Corporation (a)	4,528	156,126
GrafTech International Ltd. (a)	8,866	63,658
Powell Industries, Inc. (a)	1,605	79,030
PowerSecure International, Inc. (a)	8,659	118,628
Preformed Line Products Company	1,348	108,514
		753,286
Machinery - 2.4%
Alamo Group, Inc.	3,968	158,998
Blount International, Inc. (a)	161	2,236
CIRCOR International, Inc.	1,164	55,092
ESCO Technologies, Inc.	78	2,806
Federal Signal Corporation (a)	509	3,950

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 15.9% (Continued)
Machinery - 2.4% (Continued)
Greenbrier Companies, Inc. (The) (a)	7,170	$161,755
Hardinge, Inc.	4,200	56,700
Harsco Corporation	6,604	144,165
Hyster-Yale Materials Handling, Inc. - Class A	1,618	84,443
John Bean Technologies Corporation	9,359	194,106
Kaydon Corporation	3,716	88,590
Lydall, Inc. (a)	2,559	36,696
Mueller Industries, Inc.	186	9,631
Mueller Water Products, Inc. - Class A	29,301	173,462
NACCO Industries, Inc. - Class A	2,120	123,002
NN, Inc. (a)	41	369
Tecumseh Products Company - Class A (a)	6,754	60,111
Twin Disc, Inc.	150	3,198
Wabash National Corporation (a)	4,512	42,548
		1,401,858
Professional Services - 1.1%
Barrett Business Services, Inc.	3,920	207,525
Heidrick & Struggles International, Inc.	1,973	26,083
Insperity, Inc.	895	24,729
Mistras Group, Inc. (a)	3,834	72,654
On Assignment, Inc. (a)	1,636	39,706
RPX Corporation (a)	9,095	121,964
TrueBlue, Inc. (a)	5,892	122,082
VSE Corporation	752	22,928
		637,671
Road & Rail - 1.0%
Arkansas Best Corporation	44	463
Heartland Express, Inc.	9,434	128,019
Marten Transport Ltd.	524	10,674
Roadrunner Transportation Systems, Inc. (a)	8,146	183,367
Ryder System, Inc.	4,918	285,588
		608,111
Trading Companies & Distributors - 1.4%
Aircastle Ltd.	10,771	150,363
BlueLinx Holdings, Inc. (a)	3,798	11,052
CAI International, Inc. (a)	9,096	231,857
DXP Enterprises, Inc. (a)	3,773	252,338
Textainer Group Holdings Ltd.	3,689	142,654
Titan Machinery, Inc. (a)	2,473	55,791
		844,055
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)	2,639	43,570

Information Technology - 16.1%
Communications Equipment - 0.5%
Anaren, Inc. (a)	980	22,942
Aruba Networks, Inc. (a)	2,699	60,701
Aviat Networks, Inc. (a)	24,217	77,494

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 16.1% (Continued)
Communications Equipment - 0.5% (Continued)
Digi International, Inc. (a)	176	$1,605
Harmonic, Inc. (a)	13,237	75,186
Oplink Communications, Inc. (a)	59	969
ORBCOMM, Inc. (a)	1,029	4,867
Riverbed Technology, Inc. (a)	358	5,320
ShoreTel, Inc. (a)	209	755
Symmetricom, Inc. (a)	5,457	28,376
		278,215
Computers & Peripherals - 1.2%
Cray, Inc. (a)	7,335	155,209
Datalink Corporation (a)	9,525	106,585
Electronics For Imaging, Inc. (a)	10,273	274,494
Lexmark International, Inc. - Class A	2,362	71,592
QLogic Corporation (a)	7,279	79,050
		686,930
Electronic Equipment, Instruments & Components - 4.4%
Anixter International, Inc.	2,118	151,945
AVX Corporation	14,438	163,294
Benchmark Electronics, Inc. (a)	18,116	323,190
Checkpoint Systems, Inc. (a)	4,869	56,334
Cognex Corporation	3,179	126,206
Coherent, Inc.	2,593	145,027
CTS Corporation	434	4,622
Daktronics, Inc.	11,937	119,251
Electro Rent Corporation	2,531	41,939
Electro Scientific Industries, Inc.	3,356	36,178
Fabrinet (a)	12,759	175,181
GSI Group, Inc. (The) (a)	10,048	85,810
Ingram Micro, Inc. - Class A (a)	6,932	123,459
Insight Enterprises, Inc. (a)	6,799	123,198
Key Tronic Corporation (a)	39	441
Measurement Specialties, Inc. (a)	733	31,350
Methode Electronics, Inc.	6,243	89,774
Multi-Fineline Electronix, Inc. (a)	13,750	209,550
Park Electrochemical Corporation	83	1,981
PC Connection, Inc.	7,180	110,859
Sanmina Corporation (a)	11,876	149,875
Tech Data Corporation (a)	2,643	123,507
TTM Technologies, Inc. (a)	24,001	173,527
Vishay Precision Group, Inc. (a)	133	1,906
		2,568,404
Internet Software & Services - 1.2%
Cornerstone OnDemand, Inc. (a)	4,853	176,067
OpenTable, Inc. (a)	2,774	153,652
Perficient, Inc. (a)	8,837	92,612
Responsys, Inc. (a)	6,692	51,997
SPS Commerce, Inc. (a)	677	31,907
United Online, Inc.	19,090	129,812
Unwired Planet, Inc. (a)	2,321	4,595

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 16.1% (Continued)
Internet Software & Services - 1.2% (Continued)
Vocus, Inc. (a)	7,410	$62,318
Web.com Group, Inc. (a)	1,547	26,918
XO Group, Inc. (a)	32	360
		730,238
IT Services - 1.7%
Cardtronics, Inc. (a)	6,495	181,925
Cass Information Systems, Inc.	197	8,235
CoreLogic, Inc. (a)	5,983	163,216
Euronet Worldwide, Inc. (a)	48	1,465
Global Cash Access Holdings, Inc. (a)	37,052	264,181
iGATE Corporation (a)	7,222	120,535
Lionbridge Technologies, Inc. (a)	22,336	76,389
PRGX Global, Inc. (a)	8,869	49,578
Syntel, Inc.	1,909	120,592
Virtusa Corporation (a)	315	6,996
		993,112
Semiconductors & Semiconductor Equipment - 3.5%
Alpha & Omega Semiconductor Ltd. (a)	2,884	20,880
Ambarella, Inc. (a)	15,924	218,159
ATMI, Inc. (a)	5,572	121,191
Entegris, Inc. (a)	12,733	120,709
Fairchild Semiconductor International, Inc. (a)	9,524	122,860
FormFactor, Inc. (a)	18,811	93,114
Intersil Corporation - Class A	15,689	121,747
Lattice Semiconductor Corporation (a)	25,627	119,165
Mattson Technology, Inc. (a)	1,976	3,043
Mindspeed Technologies, Inc. (a)	9,971	22,833
OmniVision Technologies, Inc. (a)	11,021	147,792
PDF Solutions, Inc. (a)	3,580	61,254
Pericom Semiconductor Corporation (a)	3,843	24,826
PLX Technology, Inc. (a)	25,691	119,977
PMC-Sierra, Inc. (a)	26,274	151,338
SunPower Corporation (a)	18,916	257,068
Supertex, Inc.	198	4,174
TriQuint Semiconductor, Inc. (a)	32,895	192,107
Ultra Clean Holdings, Inc. (a)	5,484	34,330
Volterra Semiconductor Corporation (a)	9,305	121,058
		2,077,625
Software - 3.6%
Actuate Corporation (a)	5,796	35,587
Compuware Corporation (a)	10,190	122,280
Ellie Mae, Inc. (a)	7,455	193,979
EPIQ Systems, Inc.	10,817	151,113
ePlus, Inc.	2,563	116,565
Guidance Software, Inc. (a)	8,166	85,906
Mentor Graphics Corporation	6,581	120,169
Pegasystems, Inc.	4,762	120,526
PROS Holdings, Inc. (a)	8,185	212,155
Rosetta Stone, Inc. (a)	1,260	21,332

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 16.1% (Continued)
Software - 3.6% (Continued)
Rovi Corporation (a)	9,822	$229,737
Sapiens International Corporation N.V.	2,958	17,127
SeaChange International, Inc. (a)	13,565	147,316
SS&C Technologies Holdings, Inc. (a)	7,556	231,894
Take-Two Interactive Software, Inc. (a)	2,950	45,017
TeleNav, Inc. (a)	18,198	95,358
Verint Systems, Inc. (a)	3,681	121,620
Websense, Inc. (a)	3,209	57,249
		2,124,930
Materials - 3.3%
Chemicals - 1.3%
A. Schulman, Inc.	405	10,518
ADA-ES, Inc. (a)	176	4,859
American Pacific Corporation (a)	4,592	112,550
Arabian American Development Company (a)	356	2,709
Chemtura Corporation (a)	4,896	104,089
FutureFuel Corporation	8,526	104,444
LSB Industries, Inc. (a)	3,712	121,234
Minerals Technologies, Inc.	2,519	102,347
Sensient Technologies Corporation	3,927	154,527
Tredegar Corporation	1,935	57,276
		774,553
Construction Materials - 0.1%
United States Lime & Minerals, Inc. (a)	758	35,005
US Concrete, Inc. (a)	689	10,707
		45,712
Containers & Packaging - 0.5%
Boise, Inc.	34,033	271,923
Graphic Packaging Holding Company (a)	3,763	28,298
Myers Industries, Inc.	295	4,372
		304,593
Metals & Mining - 0.8%
Carpenter Technology Corporation	3,395	152,639
Compass Minerals International, Inc.	1,818	157,330
Haynes International, Inc.	186	9,042
Horsehead Holding Corporation (a)	96	1,027
Tahoe Resources, Inc. (a)	7,012	121,728
		441,766
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	8	301
Clearwater Paper Corporation (a)	31	1,426
Deltic Timber Corporation	1,058	66,104
KapStone Paper and Packaging Corporation	4,167	123,260
Neenah Paper, Inc.	4,255	122,374
P.H. Glatfelter Company	2,050	49,200
		362,665

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.4%
Atlantic Tele-Network, Inc.	2,313	$117,431
Cbeyond, Inc. (a)	11,820	103,780
Consolidated Communications Holdings, Inc.	5,593	103,079
General Communication, Inc. - Class A (a)	2,321	22,537
IDT Corporation - Class B	7,498	110,895
Neutral Tandem, Inc.	19,174	57,138
Premiere Global Services, Inc. (a)	10,781	121,071
Vonage Holdings Corporation (a)	49,600	151,280
		787,211
Wireless Telecommunication Services - 0.5%
Telephone and Data Systems, Inc.	13,390	300,472
USA Mobility, Inc.	199	2,700
		303,172
Utilities - 0.8%
Electric Utilities - 0.3%
El Paso Electric Company	3,255	121,932
Unitil Corporation	2,544	77,109
		199,041
Gas Utilities - 0.0% (b)
Chesapeake Utilities Corporation	245	13,073

Independent Power Producers & Energy Traders - 0.0% (b)
Genie Energy Ltd. - Class B	517	5,573

Water Utilities - 0.5%
California Water Service Group	6,018	120,661
Connecticut Water Service, Inc.	2,238	63,738
SJW Corporation	3,368	85,413
		269,812

Total Common Stocks (Cost $53,873,482)		$57,652,215

MONEY MARKET FUNDS - 1.9%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $1,092,605)	1,092,605	$1,092,605

Total Investments at Value - 100.2% (Cost $54,966,087)		$58,744,820

Liabilities in Excess of Other Assets - (0.2%)		(117,560)

Net Assets - 100.0%		$58,627,260

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of April 30, 2013.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
April 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS (a) - 20.6%	Par Value	Value
U.S. Treasury Bills,
0.115%, due 08/08/2013	$3,000,000	$2,999,568
0.080%, due 08/15/2013	750,000	749,873
0.095%, due 08/22/2013	5,000,000	4,999,135
0.070%, due 08/29/2013	1,250,000	1,249,813
0.085%, due 09/05/2013	6,000,000	5,998,782
0.080%, due 09/12/2013	1,000,000	999,749
0.075%, due 09/19/2013	3,000,000	2,999,148
0.080%, due 10/03/2013	3,750,000	3,748,789
Total U.S. Treasury Obligations (Cost $23,742,823)		$23,744,857

MONEY MARKET FUNDS - 58.1%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.08% (b)	12,281,594	$12,281,594
Fidelity Institutional Money Market Portfolio - Class I, 0.10% (b)	26,927,800	26,927,800
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.10% (b)	12,281,809	12,281,809
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.12% (b)	1,527,144	1,527,144
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	1,525,929	1,525,929
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	12,277,919	12,277,919
Total Money Market Funds (Cost $66,822,195)		$66,822,195

Total Investments at Value - 78.7% (Cost $90,565,018)		$90,567,052

Other Assets in Excess of Liabilities - 21.3%		24,504,881	(c)

Net Assets - 100.0%		$115,071,933

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of April 30, 2013.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
April 30, 2013 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	07/16/2013	70	$1,657,600	$69,240
Coffee Future	07/19/2013	51	2,583,787	(34,422)
Corn Future	07/12/2013	133	4,322,500	164,956
Frozen Concentrate Orange Juice Future	07/11/2013	145	3,053,700	(76,436)
Gold Future	06/26/2013	11	1,623,270	(149,055)
Heating Oil Future	05/31/2013	39	4,626,203	20,178
Live Cattle Future	06/28/2013	39	1,905,930	7,742
Oats Future	07/12/2013	40	783,500	1,580
Rough Rice Future	07/12/2013	4	120,840	(5,351)
Soybean Future	07/12/2013	81	5,665,950	108,245
Soybean Meal Future	07/12/2013	149	6,176,050	203,841
Soybean Oil Future	07/12/2013	28	826,896	4,317
Sugar No. 11 Future	06/28/2013	199	3,922,688	17,035
Wheat Future	07/12/2013	7	255,850	12,831
Total Commodity Futures			37,524,764	344,701

CURRENCY FUTURES
Australian Dollar Future	06/17/2013	110	11,366,300	16,948
Canadian Dollar Future	06/18/2013	1	99,180	8
Mexican Peso Future	06/17/2013	295	12,098,688	265,935
Total Currency Futures			23,564,168	282,891

Total Futures Contracts			$61,088,932	$627,592

See accompanying notes to financial statements.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
April 30, 2013 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Brent Crude Oil Future	05/16/2013	12	$1,220,880	$2,270
Class III Milk Future	06/04/2013	176	6,575,360	(69,885)
Copper Future	07/29/2013	19	1,513,350	1,143
Cotton No. 2 Future	07/09/2013	45	1,968,075	(44,759)
Crude Oil Future	05/21/2013	29	2,697,870	(93,407)
Feeder Cattle Future	05/24/2013	51	3,556,613	60,734
Feeder Cattle Future	08/29/2013	53	3,947,175	46,454
Gas Oil Future	05/10/2013	8	675,200	6,911
Gas Oil Future	06/12/2013	21	1,781,325	2,765
Lean Hogs Future	06/14/2013	163	6,034,260	(133,339)
Lumber Future	07/15/2013	61	2,345,816	131,171
Natural Gas Future	05/29/2013	32	1,391,680	(5,594)
Palladium Future	06/26/2013	33	2,306,040	(16,062)
Platinum Future	07/29/2013	8	602,320	(17,919)
Silver Future	07/29/2013	9	1,091,250	(27,621)
Total Commodity Futures			37,707,214	(157,138)

CURRENCY FUTURES
British Pound Future	06/17/2013	44	4,270,475	(70,403)
Euro FX Future	06/17/2013	44	7,245,150	(92,346)
Japanese Yen Future	06/17/2013	31	3,975,750	(12,826)
Swiss Franc Future	06/17/2013	59	7,934,762	(107,333)
Total Currency Futures			23,426,137	(282,908)

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	05/21/2013	331	4,816,050	444,355
CBOE Volatility Index (VIX) Future	06/18/2013	375	5,775,000	468,412
E-Mini S&P 500 Future	06/21/2013	602	47,926,725	(1,406,223)
Total Financial Futures			58,517,775	(493,456)

Total Futures Contracts Sold Short			$119,651,126	$(933,502)

See accompanying notes to financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S, Eiben
Larry S. Eiben, President

Date	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	June 26, 2013

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	June 26, 2013

* Print the name and title of each signing officer under his or her signature.